UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07874

JPMorgan Insurance Trust

(Exact name of registrant as specified in charter)

1111 Polaris Parkway

Columbus, Ohio 43240

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Insurance Trust

Schedule of Portfolio Investments as of September 30, 2011

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2011.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — 1.4%
	AH Mortgage Advance Trust,
178,286	Series SART-1, Class A1, 2.630%, 05/10/42 (e)	177,618
282,000	Series SART-1, Class A2, 3.370%, 05/10/43 (e)	280,872
	AmeriCredit Automobile Receivables Trust,
20,597	Series 2010-1, Class A3, 1.660%, 03/17/14	20,648
96,000	Series 2011-3, Class A2, 0.840%, 11/10/14	95,877
	Bank of America Auto Trust,
54,120	Series 2009-1A, Class A3, 2.670%, 07/15/13 (e)	54,366
100,000	Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	102,290
36,863	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.605%, 04/25/36	26,642
55,447	CarMax Auto Owner Trust, Series 2010-1, Class A3, 1.560%, 07/15/14	55,752
197,659	Centex Home Equity, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	187,391
450,000	Citibank Credit Card Issuance Trust, Series 2002-C2, Class C2, 6.950%, 02/18/14	459,675
	CNH Equipment Trust,
66,970	Series 2010-A, Class A3, 1.540%, 07/15/14	67,236
87,000	Series 2011-A, Class A3, 1.200%, 05/16/16	87,381
80,000	Series 2011-A, Class A4, 2.040%, 10/17/16	81,941
	Countrywide Asset-Backed Certificates,
1,056	Series 2004-1, Class 3A, VAR, 0.795%, 04/25/34	817
120,000	Series 2004-1, Class M1, VAR, 0.985%, 03/25/34	89,695
87,736	Series 2004-1, Class M2, VAR, 1.060%, 03/25/34	75,570
20,223	Countrywide Home Equity Loan Trust, Series 2004-K, Class 2A, VAR, 0.529%, 02/15/34	12,050
37,541	Ford Credit Auto Owner Trust, Series 2009-B, Class A3, 2.790%, 08/15/13	37,809
100,000	Honda Auto Receivables Owner Trust, Series 2009-2, Class A4, 4.430%, 07/15/15	102,804
126,710	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.585%, 07/25/34 (e)	120,927
	Long Beach Mortgage Loan Trust,
215,877	Series 2003-4, Class M1, VAR, 1.255%, 08/25/33	160,731
190,000	Series 2004-1, Class M1, VAR, 0.985%, 02/25/34	144,940
122,140	Series 2004-1, Class M2, VAR, 1.060%, 02/25/34	107,337
31,661	Series 2006-WL2, Class 2A3, VAR, 0.435%, 01/25/36	24,035
160,000	MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1, 6.800%, 07/15/14	163,307
125,000	New Century Home Equity Loan Trust, Series 2005-1, Class M1, VAR, 0.685%, 03/25/35	84,914
53,509	Real Estate Asset Trust, Series 2011-3A, Class A1, 5.440%, 06/25/31 (e)	53,509
10,859	Residential Asset Securities Corp., Series 2003-KS9, Class A2B, VAR, 0.875%, 11/25/33	4,824
223,385	Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (f) (i)	223,161
42,653	Santander Drive Auto Receivables Trust, Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	42,587
90,000	World Omni Auto Receivables Trust, Series 2010-A, Class A4, 2.210%, 05/15/15	91,669

	Total Asset-Backed Securities (Cost $3,445,015)	3,238,375

Collateralized Mortgage Obligations — 43.9%
	Agency CMO — 33.4%
243,817	Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 8, Class ZA, 7.000%, 03/25/23	272,965
	Federal Home Loan Mortgage Corp. REMICS,
1,291	Series 1065, Class J, 9.000%, 04/15/21	1,585
6,644	Series 11, Class D, 9.500%, 07/15/19	7,156
142,959	Series 1113, Class J, 8.500%, 06/15/21	159,662
8,396	Series 1250, Class J, 7.000%, 05/15/22	10,109
14,573	Series 1316, Class Z, 8.000%, 06/15/22	16,892
25,744	Series 1324, Class Z, 7.000%, 07/15/22	28,993
113,691	Series 1343, Class LA, 8.000%, 08/15/22	139,555
23,403	Series 1343, Class LB, 7.500%, 08/15/22	28,376

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
15,982	Series 1394, Class ID, IF, 9.566%, 10/15/22	16,593
15,312	Series 1395, Class G, 6.000%, 10/15/22	17,041
11,311	Series 1505, Class Q, 7.000%, 05/15/23	12,941
21,883	Series 1518, Class G, IF, 8.869%, 05/15/23	24,355
21,187	Series 1541, Class O, VAR, 1.470%, 07/15/23	21,488
399,959	Series 1577, Class PV, 6.500%, 09/15/23	430,125
428,199	Series 1584, Class L, 6.500%, 09/15/23	487,337
10,179	Series 1596, Class D, 6.500%, 10/15/13	10,604
5,027	Series 1607, Class SA, IF, 19.868%, 10/15/13	5,604
14,569	Series 1609, Class LG, IF, 16.792%, 11/15/23	17,521
437,972	Series 1633, Class Z, 6.500%, 12/15/23	473,317
488,797	Series 1638, Class H, 6.500%, 12/15/23	559,979
2,387	Series 1671, Class QC, IF, 10.000%, 02/15/24	2,565
93,295	Series 1694, Class PK, 6.500%, 03/15/24	100,727
14,693	Series 1700, Class GA, PO, 02/15/24	12,823
56,896	Series 1798, Class F, 5.000%, 05/15/23	62,254
117,868	Series 1863, Class Z, 6.500%, 07/15/26	134,665
4,026	Series 1865, Class D, PO, 02/15/24	2,796
39,201	Series 1981, Class Z, 6.000%, 05/15/27	43,031
48,082	Series 1987, Class PE, 7.500%, 09/15/27	55,803
195,615	Series 1999, Class PU, 7.000%, 10/15/27	231,359
5,657	Series 2025, Class PE, 6.300%, 01/15/13	5,656
286,817	Series 2031, Class PG, 7.000%, 02/15/28 (m)	334,345
12,474	Series 2033, Class SN, HB, IF , 25.368%, 03/15/24	8,364
279,986	Series 2035, Class PC, 6.950%, 03/15/28	325,621
20,505	Series 2038, Class PN, IO, 7.000%, 03/15/28	3,431
63,455	Series 2054, Class PV, 7.500%, 05/15/28	65,048
11,744	Series 2055, Class OE, 6.500%, 05/15/13	11,742
319,428	Series 2057, Class PE, 6.750%, 05/15/28	368,181
108,681	Series 2064, Class TE, 7.000%, 06/15/28	129,004
71,201	Series 2075, Class PH, 6.500%, 08/15/28	82,443
277,197	Series 2095, Class PE, 6.000%, 11/15/28	313,611
22,653	Series 2102, Class TU, 6.000%, 12/15/13	23,588
49,508	Series 2115, Class PE, 6.000%, 01/15/14	50,655
14,885	Series 2132, Class SB, HB, IF , 29.590%, 03/15/29	24,142
29,288	Series 2134, Class PI, IO, 6.500%, 03/15/19	4,259
3,223	Series 2135, Class UK, IO, 6.500%, 03/15/14	178
108,917	Series 2178, Class PB, 7.000%, 08/15/29	124,951
150,778	Series 2182, Class ZB, 8.000%, 09/15/29	177,969
6,057	Series 22, Class C, 9.500%, 04/15/20	6,650
27,104	Series 2247, Class Z, 7.500%, 08/15/30	31,613
321,739	Series 2259, Class ZC, 7.350%, 10/15/30	374,063
6,216	Series 2261, Class ZY, 7.500%, 10/15/30	7,255
127,649	Series 2283, Class K, 6.500%, 12/15/23	137,561
14,281	Series 2306, Class K, PO, 05/15/24	13,165
34,275	Series 2306, Class SE, IF, IO, 8.430%, 05/15/24	7,111
44,404	Series 2325, Class PM, 7.000%, 06/15/31	49,178
244,151	Series 2344, Class ZD, 6.500%, 08/15/31	270,686
42,880	Series 2344, Class ZJ, 6.500%, 08/15/31	47,687
24,201	Series 2345, Class NE, 6.500%, 08/15/31	25,571
181,877	Series 2345, Class PQ, 6.500%, 08/15/16	191,092
62,997	Series 2355, Class BP, 6.000%, 09/15/16	67,239
178,342	Series 2359, Class ZB, 8.500%, 06/15/31	211,386
335,741	Series 2367, Class ME, 6.500%, 10/15/31	370,615
39,900	Series 2390, Class DO, PO, 12/15/31	35,320
98,217	Series 2391, Class QR, 5.500%, 12/15/16	104,696
89,655	Series 2394, Class MC, 6.000%, 12/15/16	96,269
54,636	Series 2410, Class OE, 6.375%, 02/15/32	60,025

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
68,797	Series 2410, Class QS, IF, 18.905%, 02/15/32	86,147
54,265	Series 2410, Class QX, IF, IO, 8.421%, 02/15/32	12,942
61,866	Series 2412, Class SP, IF, 15.642%, 02/15/32	77,948
111,767	Series 2423, Class MC, 7.000%, 03/15/32	124,312
190,279	Series 2423, Class MT, 7.000%, 03/15/32	211,362
227,841	Series 2435, Class CJ, 6.500%, 04/15/32	268,626
68,151	Series 2435, Class VH, 6.000%, 07/15/19	68,381
79,549	Series 2444, Class ES, IF, IO, 7.721%, 03/15/32	16,413
53,033	Series 2450, Class SW, IF, IO, 7.771%, 03/15/32	10,651
196,490	Series 2455, Class GK, 6.500%, 05/15/32	225,537
126,517	Series 2484, Class LZ, 6.500%, 07/15/32	144,941
700,728	Series 2500, Class MC, 6.000%, 09/15/32	775,068
46,545	Series 2503, Class BH, 5.500%, 09/15/17	49,998
84,384	Series 2515, Class DE, 4.000%, 03/15/32	86,791
425,011	Series 2527, Class BP, 5.000%, 11/15/17	457,545
208,510	Series 2535, Class BK, 5.500%, 12/15/22	228,194
5,300,000	Series 2543, Class YX, 6.000%, 12/15/32 (m)	6,045,141
449,032	Series 2544, Class HC, 6.000%, 12/15/32	502,858
500,000	Series 2575, Class ME, 6.000%, 02/15/33	573,538
3,230,000	Series 2578, Class PG, 5.000%, 02/15/18	3,486,911
57,079	Series 2586, Class WI, IO, 6.500%, 03/15/33	10,477
86,875	Series 2594, Class VQ, 6.000%, 08/15/20	87,939
14,808	Series 2597, Class DS, IF, IO, 7.321%, 02/15/33	795
17,994	Series 2599, Class DS, IF, IO, 6.771%, 02/15/33	818
69,461	Series 2610, Class DS, IF, IO, 6.871%, 03/15/33	1,878
57,293	Series 2611, Class SH, IF, IO, 7.421%, 10/15/21	820
20,313	Series 2626, Class KA, 3.000%, 03/15/30	20,313
321,271	Series 2626, Class NS, IF, IO, 6.321%, 06/15/23	24,118
359,920	Series 2636, Class Z, 4.500%, 06/15/18	384,968
199,277	Series 2638, Class DS, IF, 8.371%, 07/15/23	207,394
256,940	Series 2647, Class A, 3.250%, 04/15/32	266,780
1,788,790	Series 2651, Class VZ, 4.500%, 07/15/18	1,912,514
2,438,000	Series 2656, Class BG, 5.000%, 10/15/32	2,670,709
25,494	Series 2668, Class SB, IF, 6.996%, 10/15/15	25,607
410,000	Series 2682, Class LC, 4.500%, 07/15/32	445,836
125,895	Series 2682, Class YS, IF, 8.668%, 10/15/33	127,338
792,963	Series 2684, Class PD, 5.000%, 03/15/29	795,206
51,658	Series 2684, Class TO, PO, 10/15/33	51,383
70,024	Series 2691, Class WS, IF, 8.657%, 10/15/33	70,911
60,083	Series 2705, Class SC, IF, 8.657%, 11/15/33	60,842
91,717	Series 2705, Class SD, IF, 8.706%, 11/15/33	93,176
665,071	Series 2727, Class BS, IF, 8.732%, 01/15/34	674,732
14,037	Series 2744, Class FE, VAR, 0.000%, 02/15/34	14,032
589,919	Series 2749, Class TD, 5.000%, 06/15/21	600,447
78,035	Series 2755, Class SA, IF, 13.742%, 05/15/30	86,475
331	Series 2766, Class SX, IF, 15.836%, 03/15/34	331
68,622	Series 2776, Class SK, IF, 8.732%, 04/15/34	69,291
88,929	Series 2780, Class JG, 4.500%, 04/15/19	93,043
625,000	Series 2827, Class DG, 4.500%, 07/15/19	687,195
10,148	Series 2827, Class SQ, IF, 7.500%, 01/15/19	10,180
51,485	Series 2989, Class PO, PO, 06/15/23	50,617
300,000	Series 3047, Class OD, 5.500%, 10/15/35	358,374
441,009	Series 3085, Class VS, HB, IF , 27.804%, 12/15/35	652,553
126,990	Series 3117, Class EO, PO, 02/15/36	119,670
141,599	Series 3260, Class CS, IF, IO, 5.911%, 01/15/37	18,813
603,519	Series 3385, Class SN, IF, IO, 5.771%, 11/15/37	63,620
392,708	Series 3387, Class SA, IF, IO, 6.191%, 11/15/37	50,299

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
650,723	Series 3430, Class AI, IO, 1.417%, 09/15/12	6,104
607,985	Series 3451, Class SA, IF, IO, 5.821%, 05/15/38	71,863
883,169	Series 3455, Class SE, IF, IO, 5.971%, 06/15/38	129,461
819,570	Series 3688, Class NI, IO, 5.000%, 04/15/32	82,500
286,831	Series 3759, Class HI, IO, 4.000%, 08/15/37	41,905
714,464	Series 3772, Class IO, IO, 3.500%, 09/15/24	52,687
1,100	Series 47, Class F, 10.000%, 06/15/20	1,282
964	Series 99, Class Z, 9.500%, 01/15/21	1,081
	Federal Home Loan Mortgage Corp. STRIPS,
409,780	Series 233, Class 11, IO, 5.000%, 09/15/35	50,317
722,985	Series 239, Class S30, IF, IO, 7.471%, 08/15/36	94,398
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
21,795	Series T-41, Class 3A, VAR, 7.063%, 07/25/32	24,811
143,813	Series T-54, Class 2A, 6.500%, 02/25/43	160,442
65,726	Series T-54, Class 3A, 7.000%, 02/25/43	75,360
259,189	Series T-56, Class APO, PO, 05/25/43	222,085
38,944	Series T-58, Class APO, PO, 09/25/43	34,046
	Federal National Mortgage Association REMICS,
12,331	Series 1988-16, Class B, 9.500%, 06/25/18	13,979
5,946	Series 1989-83, Class H, 8.500%, 11/25/19	7,075
1,415	Series 1990-1, Class D, 8.800%, 01/25/20	1,625
8,042	Series 1990-10, Class L, 8.500%, 02/25/20	9,188
1,064	Series 1990-93, Class G, 5.500%, 08/25/20	1,166
29	Series 1990-140, Class K, HB, 652.145%, 12/25/20	402
2,351	Series 1990-143, Class J, 8.750%, 12/25/20	2,825
24,770	Series 1992-101, Class J, 7.500%, 06/25/22	26,252
19,402	Series 1992-143, Class MA, 5.500%, 09/25/22	21,157
55,345	Series 1993-146, Class E, PO, 05/25/23	51,162
141,610	Series 1993-155, Class PJ, 7.000%, 09/25/23	162,036
4,202	Series 1993-165, Class SD, IF, 11.992%, 09/25/23	5,401
20,953	Series 1993-165, Class SK, IF, 12.500%, 09/25/23	26,526
5,141	Series 1993-167, Class GA, 7.000%, 09/25/23	5,189
187,752	Series 1993-203, Class PL, 6.500%, 10/25/23	212,740
17,953	Series 1993-205, Class H, PO, 09/25/23	15,578
1,186,489	Series 1993-223, Class PZ, 6.500%, 12/25/23	1,339,941
171,331	Series 1993-225, Class UB, 6.500%, 12/25/23	190,116
4,906	Series 1993-230, Class FA, VAR, 0.850%, 12/25/23	4,956
355,293	Series 1993-250, Class Z, 7.000%, 12/25/23	375,810
25,456	Series 1993-257, Class C, PO, 06/25/23	21,520
448,894	Series 1994-37, Class L, 6.500%, 03/25/24	524,001
3,989,379	Series 1994-72, Class K, 6.000%, 04/25/24	4,481,664
33,302	Series 1995-2, Class Z, 8.500%, 01/25/25	38,542
83,206	Series 1995-19, Class Z, 6.500%, 11/25/23	100,184
8,440	Series 1996-59, Class J, 6.500%, 08/25/22	9,348
24,246	Series 1996-59, Class K, 6.500%, 07/25/23	24,787
262,100	Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	10,249
28,520	Series 1997-39, Class PD, 7.500%, 05/20/27	32,397
60,400	Series 1997-46, Class PL, 6.000%, 07/18/27	67,028
154,367	Series 1997-61, Class ZC, 7.000%, 02/25/23	172,899
48,520	Series 1998-36, Class ZB, 6.000%, 07/18/28	55,047
64,207	Series 1998-43, Class SA, IF, IO, 18.707%, 04/25/23	30,282
88,625	Series 1998-46, Class GZ, 6.500%, 08/18/28	102,628
191,959	Series 1998-58, Class PC, 6.500%, 10/25/28	215,128
396,562	Series 1999-39, Class JH, IO, 6.500%, 08/25/29	80,199
11,076	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	2,675
144,342	Series 2001-4, Class PC, 7.000%, 03/25/21	157,419

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
131,285	Series 2001-30, Class PM, 7.000%, 07/25/31	154,001
616,210	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	114,151
187,666	Series 2001-36, Class DE, 7.000%, 08/25/31	220,307
26,267	Series 2001-44, Class PD, 7.000%, 09/25/31	30,832
80,608	Series 2001-52, Class XN, 6.500%, 11/25/15	86,803
337,538	Series 2001-61, Class Z, 7.000%, 11/25/31	396,203
109,082	Series 2001-69, Class PG, 6.000%, 12/25/16	116,865
78,673	Series 2001-71, Class QE, 6.000%, 12/25/16	84,323
7,280	Series 2001-80, Class PE, 6.000%, 07/25/29	7,332
55,003	Series 2002-1, Class HC, 6.500%, 02/25/22	58,840
15,463	Series 2002-1, Class SA, HB, IF , 24.425%, 02/25/32	24,222
120,939	Series 2002-2, Class UC, 6.000%, 02/25/17	129,976
130,696	Series 2002-3, Class OG, 6.000%, 02/25/17	140,098
376,329	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	19,863
329,499	Series 2002-15, Class PO, PO, 04/25/32	302,877
165,098	Series 2002-28, Class PK, 6.500%, 05/25/32	191,234
677,200	Series 2002-62, Class ZE, 5.500%, 11/25/17	726,841
408,799	Series 2002-68, Class SH, IF, IO, 7.770%, 10/18/32	70,935
50,951	Series 2002-77, Class S, IF, 14.053%, 12/25/32	61,414
6,304	Series 2002-91, Class UH, IO, 5.500%, 06/25/22	205
493,931	Series 2002-94, Class BK, 5.500%, 01/25/18	528,802
339,715	Series 2003-7, Class A1, 6.500%, 12/25/42	396,569
293,000	Series 2003-22, Class UD, 4.000%, 04/25/33	313,845
232,639	Series 2003-35, Class MD, 5.000%, 11/25/16	233,516
140,283	Series 2003-44, Class IU, IO, 7.000%, 06/25/33	22,719
100,000	Series 2003-47, Class PE, 5.750%, 06/25/33	115,589
45,693	Series 2003-64, Class SX, IF, 13.196%, 07/25/33	53,812
80,598	Series 2003-66, Class PA, 3.500%, 02/25/33	84,532
647,059	Series 2003-68, Class LC, 3.000%, 07/25/22	663,555
124,488	Series 2003-68, Class QP, 3.000%, 07/25/22	126,764
121,603	Series 2003-71, Class DS, IF, 7.171%, 08/25/33	118,735
331,761	Series 2003-71, Class IM, IO, 5.500%, 12/25/31	31,239
285,030	Series 2003-80, Class SY, IF, IO, 7.415%, 06/25/23	31,920
3,600,000	Series 2003-81, Class MC, 5.000%, 12/25/32	3,919,757
575,519	Series 2003-82, Class VB, 5.500%, 08/25/33	636,638
60,703	Series 2003-91, Class SD, IF, 12.109%, 09/25/33	70,903
83,496	Series 2003-106, Class US, IF, 8.723%, 11/25/23	84,606
405,684	Series 2003-116, Class SB, IF, IO, 7.365%, 11/25/33	83,757
2,901,667	Series 2003-128, Class DY, 4.500%, 01/25/24	3,159,404
54,628	Series 2003-130, Class SX, IF, 11.168%, 01/25/34	61,976
82,846	Series 2003-132, Class OA, PO, 08/25/33	77,774
1,850,000	Series 2004-2, Class OE, 5.000%, 05/25/23	2,020,833
186,524	Series 2004-4, Class QM, IF, 13.731%, 06/25/33	226,433
110,360	Series 2004-10, Class SC, HB, IF , 27.662%, 02/25/34	152,484
78,419	Series 2004-14, Class SD, IF, 8.723%, 03/25/34	79,779
117,320	Series 2004-21, Class CO, PO, 04/25/34	102,238
75,446	Series 2004-22, Class A, 4.000%, 04/25/19	77,001
242,009	Series 2004-36, Class SA, IF, 18.880%, 05/25/34	333,402
181,023	Series 2004-46, Class SK, IF, 15.855%, 05/25/34	229,920
35,092	Series 2004-51, Class SY, IF, 13.771%, 07/25/34	42,634
137,376	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	153,778
1,105,541	Series 2004-75, Class VK, 4.500%, 09/25/22	1,202,049
200,000	Series 2004-76, Class CL, 4.000%, 10/25/19	212,291
13,377	Series 2004-92, Class JO, PO, 12/25/34	13,257
49,123	Series 2005-28, Class JA, 5.000%, 04/25/35	49,207
353,685	Series 2005-45, Class DC, HB, IF , 23.450%, 06/25/35	501,487

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
133,806	Series 2005-52, Class PA, 6.500%, 06/25/35	146,302
853,000	Series 2005-68, Class BC, 5.250%, 06/25/35	944,740
488,135	Series 2005-84, Class XM, 5.750%, 10/25/35	550,126
700,000	Series 2005-110, Class MN, 5.500%, 06/25/35	796,393
131,862	Series 2006-22, Class AO, PO, 04/25/36	118,662
92,518	Series 2006-46, Class SW, HB, IF , 23.339%, 06/25/36	124,814
263,355	Series 2006-59, Class QO, PO, 01/25/33	254,092
302,155	Series 2006-110, Class PO, PO, 11/25/36	286,095
592,909	Series 2006-117, Class GS, IF, IO, 6.415%, 12/25/36	90,440
305,088	Series 2007-7, Class SG, IF, IO, 6.265%, 08/25/36	36,847
913,556	Series 2007-53, Class SH, IF, IO, 5.865%, 06/25/37	115,414
422,906	Series 2007-88, Class VI, IF, IO, 6.305%, 09/25/37	72,819
638,087	Series 2007-100, Class SM, IF, IO, 6.215%, 10/25/37	87,149
660,824	Series 2008-1, Class BI, IF, IO, 5.675%, 02/25/38	79,220
243,737	Series 2008-16, Class IS, IF, IO, 5.965%, 03/25/38	30,204
279,005	Series 2008-46, Class HI, IO, VAR, 6.607%, 06/25/38	22,675
234,939	Series 2008-53, Class CI, IF, IO, 6.965%, 07/25/38	31,784
671,141	Series 2009-112, Class ST, IF, IO, 6.015%, 01/25/40	77,933
359,823	Series 2010-35, Class SB, IF, IO, 6.185%, 04/25/40	38,137
3,785	Series G92-42, Class Z, 7.000%, 07/25/22	4,218
89,780	Series G92-44, Class ZQ, 8.000%, 07/25/22	104,155
44,455	Series G92-54, Class ZQ, 7.500%, 09/25/22	49,741
2,760	Series G92-59, Class F, VAR, 2.050%, 10/25/22	2,826
7,452	Series G92-61, Class Z, 7.000%, 10/25/22	9,258
16,818	Series G92-66, Class KA, 6.000%, 12/25/22	18,432
79,545	Series G92-66, Class KB, 7.000%, 12/25/22	89,005
21,814	Series G93-1, Class KA, 7.900%, 01/25/23	25,049
23,159	Series G93-17, Class SI, IF, 6.000%, 04/25/23	25,652
	Federal National Mortgage Association STRIPS,
42,083	Series 329, Class 1, PO, 01/01/33	38,855
188,907	Series 365, Class 8, IO, 5.500%, 05/01/36	27,355
	Federal National Mortgage Association Whole Loan,
81,653	Series 1999-W1, Class PO, PO, 02/25/29	69,405
388,781	Series 1999-W4, Class A9, 6.250%, 02/25/29	446,393
634,194	Series 2002-W7, Class A4, 6.000%, 06/25/29	708,316
506,182	Series 2003-W1, Class 1A1, VAR, 6.322%, 12/25/42	605,152
65,160	Series 2003-W1, Class 2A, VAR, 7.173%, 12/25/42	77,175
81,190	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	95,847
	Government National Mortgage Association,
67,826	Series 1994-3, Class PQ, 7.488%, 07/16/24	81,851
283,305	Series 1994-7, Class PQ, 6.500%, 10/16/24	330,975
69,469	Series 1996-16, Class E, 7.500%, 08/16/26	79,130
66,845	Series 1997-8, Class PN, 7.500%, 05/16/27	75,576
162,074	Series 1998-22, Class PD, 6.500%, 09/20/28	176,481
77,555	Series 1998-26, Class K, 7.500%, 09/17/25	89,137
51,711	Series 1999-17, Class L, 6.000%, 05/20/29	56,296
63,029	Series 1999-41, Class Z, 8.000%, 11/16/29	72,790
42,460	Series 1999-44, Class PC, 7.500%, 12/20/29	48,645
50,880	Series 1999-44, Class ZG, 8.000%, 12/20/29	58,670
35,660	Series 2000-6, Class Z, 7.500%, 02/20/30	39,578
59,410	Series 2000-14, Class PD, 7.000%, 02/16/30	69,796
239,451	Series 2000-21, Class Z, 9.000%, 03/16/30	304,123
27,594	Series 2000-26, Class Z, 7.750%, 09/20/30	31,719
4,291	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	1,135
748,565	Series 2000-36, Class PB, 7.500%, 11/16/30	857,916
52,366	Series 2000-37, Class B, 8.000%, 12/20/30	60,613

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
13,446	Series 2000-38, Class AH, 7.150%, 12/20/30	16,550
40,100	Series 2001-4, Class SJ, IF, IO, 7.920%, 01/19/30	11,892
1,907,069	Series 2001-10, Class PE, 6.500%, 03/16/31 (m)	2,146,682
280,718	Series 2001-22, Class PS, HB, IF , 20.410%, 03/17/31	411,516
100,091	Series 2001-36, Class S, IF, IO, 7.821%, 08/16/31	26,682
231,902	Series 2001-53, Class SR, IF, IO, 7.920%, 10/20/31	24,469
137,296	Series 2001-64, Class MQ, 6.500%, 12/20/31	146,589
1,000,000	Series 2001-64, Class PB, 6.500%, 12/20/31	1,095,973
17,991	Series 2002-24, Class SB, IF, 11.581%, 04/16/32	22,630
84,234	Series 2002-54, Class GB, 6.500%, 08/20/32	96,036
51,225	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	1,980
10,784	Series 2003-24, Class PO, PO, 03/16/33	9,289
2,537,590	Series 2003-59, Class XA, IO, VAR, 1.362%, 06/16/34	94,322
630,691	Series 2003-75, Class BE, 6.000%, 04/16/28	633,339
151,621	Series 2003-76, Class LS, IF, IO, 6.970%, 09/20/31	10,556
594,032	Series 2004-11, Class SW, IF, IO, 5.270%, 02/20/34	80,242
52,188	Series 2004-28, Class S, IF, 19.032%, 04/16/34	73,862
836,203	Series 2004-62, Class VA, 5.500%, 07/20/15	870,573
496,458	Series 2007-45, Class QA, IF, IO, 6.410%, 07/20/37	63,426
433,225	Series 2007-76, Class SA, IF, IO, 6.300%, 11/20/37	57,728
393,270	Series 2008-2, Class MS, IF, IO, 6.931%, 01/16/38	58,565
308,858	Series 2008-55, Class SA, IF, IO, 5.970%, 06/20/38	41,235
246,818	Series 2009-6, Class SA, IF, IO, 5.871%, 02/16/39	29,449
709,887	Series 2009-6, Class SH, IF, IO, 5.810%, 02/20/39	86,261
426,223	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	65,862
291,132	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	48,653
942,223	Series 2009-22, Class SA, IF, IO, 6.040%, 04/20/39	120,353
954,899	Series 2009-31, Class ST, IF, IO, 6.120%, 03/20/39	121,416
954,899	Series 2009-31, Class TS, IF, IO, 6.070%, 03/20/39	120,049
1,109,022	Series 2009-64, Class SN, IF, IO, 5.871%, 07/16/39	130,021
275,968	Series 2009-79, Class OK, PO, 11/16/37	249,729
560,848	Series 2009-102, Class SM, IF, IO, 6.171%, 06/16/39	64,051
1,220,778	Series 2009-106, Class ST, VAR,IF, IO, 5.770%, 02/20/38	176,931
418,399	Series 2010-130, Class CP, 7.000%, 10/16/40	493,272
1,183,026	Series 2011-75, Class SM, IF, IO, 6.370%, 05/20/41	180,411
917,316	NCUA Guaranteed Notes, Series 2010-C1, Class APT, 2.650%, 10/29/20	951,851
	Vendee Mortgage Trust,
89,012	Series 1994-1, Class 1, VAR, 5.627%, 02/15/24	99,406
205,977	Series 1996-1, Class 1Z, 6.750%, 02/15/26	242,537
115,406	Series 1996-2, Class 1Z, 6.750%, 06/15/26	135,689
414,528	Series 1997-1, Class 2Z, 7.500%, 02/15/27	495,390
114,228	Series 1998-1, Class 2E, 7.000%, 03/15/28	135,218

		79,285,175

	Non-Agency CMO — 10.5%
5,310	Adjustable Rate Mortgage Trust, Series 2004-1, Class 9A2, VAR, 1.035%, 01/25/35	5,080
200,000	American General Mortgage Loan Trust, Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	202,865
500,000	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 2.162%, 09/25/35	194,756
	Banc of America Alternative Loan Trust,
164,348	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	168,889
314,167	Series 2004-5, Class 3A3, PO, 06/25/34	209,145
82,560	Series 2004-6, Class 15PO, PO, 07/25/19	63,914
	Banc of America Funding Corp.,
95,246	Series 2003-1, Class APO, PO, 05/20/33	82,584
84,843	Series 2004-1, Class PO, PO, 03/25/34	67,875
642,754	Series 2005-6, Class 2A7, 5.500%, 10/25/35	626,887
108,517	Series 2005-7, Class 30PO, PO, 11/25/35	78,858

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
323,161	Series 2005-E, Class 4A1, VAR, 2.729%, 03/20/35	287,392
	Banc of America Mortgage Securities, Inc.,
31,283	Series 2003-8, Class APO, PO, 11/25/33	27,096
200,000	Series 2004-3, Class 1A26, 5.500%, 04/25/34	204,492
29,819	Series 2004-4, Class APO, PO, 05/25/34	26,127
598,171	Series 2004-5, Class 2A2, 5.500%, 06/25/34	621,715
247,367	Series 2004-6, Class 2A5, PO, 07/25/34	205,456
104,662	Series 2004-6, Class APO, PO, 07/25/34	89,579
263,352	Series 2004-7, Class 1A19, PO, 08/25/34	224,584
222,209	Series 2004-J, Class 3A1, VAR, 5.070%, 11/25/34	184,520
732,058	Series 2005-5, Class 1A26, IO, 5.500%, 06/25/35	21,845
	BCAP LLC Trust,
230,953	Series 2011-RR5, Class 14A3, VAR, 2.837%, 07/26/36 (e) (f) (i)	221,137
285,649	Series 2011-RR5, Class 11A3, VAR, 0.386%, 05/28/36 (e)	265,654
	Bear Stearns Adjustable Rate Mortgage Trust,
108,014	Series 2003-7, Class 3A, VAR, 2.635%, 10/25/33	99,739
201,248	Series 2005-5, Class A1, VAR, 2.150%, 08/25/35	186,671
534,251	Series 2006-1, Class A1, VAR, 2.520%, 02/25/36	445,995
196,308	Citicorp Mortgage Securities, Inc., Series 2004-5, Class 2A5, 4.500%, 08/25/34	202,737
	Citigroup Mortgage Loan Trust, Inc.,
14,068	Series 2003-UP3, Class A3, 7.000%, 09/25/33	14,403
70,784	Series 2003-UST1, Class A1, 5.500%, 12/25/18	74,167
25,404	Series 2003-UST1, Class PO1, PO, 12/25/18	20,920
18,786	Series 2003-UST1, Class PO3, PO, 12/25/18	15,694
130,219	Series 2005-1, Class 2A1A, VAR, 2.680%, 04/25/35	79,094
	Countrywide Alternative Loan Trust,
117,431	Series 2002-8, Class A4, 6.500%, 07/25/32	123,470
44,051	Series 2003-J1, Class PO, PO, 10/25/33	32,728
1,707,617	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,621,231
148,422	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	151,807
127,453	Series 2005-5R, Class A1, 5.250%, 12/25/18	129,635
873,227	Series 2005-20CB, Class 3A8, IF, IO, 4.515%, 07/25/35	91,984
30,163	Series 2005-26CB, Class A10, IF, 12.625%, 07/25/35	30,594
1,137,228	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	996,947
600,000	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	468,014
1,392,436	Series 2005-22T1, Class A2, IF, IO, 4.835%, 06/25/35	146,846
1,326,587	Series 2005-J1, Class 1A4, IF, IO, 4.865%, 02/25/35	135,227
	Countrywide Home Loan Mortgage Pass-Through Trust,
299,132	Series 2003-26, Class 1A6, 3.500%, 08/25/33	296,413
60,637	Series 2003-44, Class A6, PO, 10/25/33	60,291
62,236	Series 2003-J7, Class 4A3, IF, 9.470%, 08/25/18	62,291
114,511	Series 2004-7, Class 2A1, VAR, 2.277%, 06/25/34	97,813
71,268	Series 2004-HYB1, Class 2A, VAR, 2.856%, 05/20/34	58,763
96,564	Series 2004-HYB3, Class 2A, VAR, 2.553%, 06/20/34	73,573
214,684	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	219,030
62,487	Series 2004-J8, Class POA, PO, 11/25/19	50,240
500,000	Series 2005-16, Class A23, 5.500%, 09/25/35	464,351
478,184	Series 2005-22, Class 2A1, VAR, 2.984%, 11/25/35	297,992
29,665	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-5, Class 5P, PO, 08/25/19	25,048
	Credit Suisse Mortgage Capital Certificates,
314,122	Series 2011-7R, Class A1, VAR, 1.471%, 08/28/47 (e)	313,975
379,109	Series 2011-9R, Class A1, VAR, 2.237%, 03/27/46 (e)	378,818
354,426	First Horizon Alternative Mortgage Securities, Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	245,980
	First Horizon Asset Securities, Inc.,
82,830	Series 2004-AR7, Class 2A1, VAR, 2.741%, 02/25/35	77,397
300,000	Series 2004-AR7, Class 2A2, VAR, 2.741%, 02/25/35	254,773

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
245,639	Series 2005-AR1, Class 2A2, VAR, 2.750%, 04/25/35	219,504
	GMAC Mortgage Corp. Loan Trust,
235,496	Series 2003-AR1, Class A4, VAR, 3.127%, 10/19/33	221,059
244,669	Series 2004-J5, Class A7, 6.500%, 01/25/35	258,111
650,000	Series 2005-AR3, Class 3A4, VAR, 3.087%, 06/19/35	516,985
	GSR Mortgage Loan Trust,
547,885	Series 2004-6F, Class 1A2, 5.000%, 05/25/34	547,044
741,392	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	794,192
94,410	Series 2004-10F, Class 2A1, 5.000%, 08/25/19	95,891
73,065	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	71,747
108,161	Impac Secured Assets CMN Owner Trust, Series 2006-1, Class 2A1, VAR, 0.585%, 05/25/36	96,231
2,034,600	Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.203%, 08/25/35	10,173
233,411	JP Morgan Mortgage Trust, Series 2006-A2, Class 5A3, VAR, 2.806%, 11/25/33	213,819
	MASTR Adjustable Rate Mortgages Trust,
158,831	Series 2004-13, Class 2A1, VAR, 2.716%, 04/21/34	149,074
478,436	Series 2004-13, Class 3A6, VAR, 2.721%, 11/21/34	467,044
	MASTR Alternative Loans Trust,
208,927	Series 2003-9, Class 8A1, 6.000%, 01/25/34	209,167
491,814	Series 2004-4, Class 10A1, 5.000%, 05/25/24	508,544
312,405	Series 2004-6, Class 7A1, 6.000%, 07/25/34	310,072
43,777	Series 2004-7, Class 30PO, PO, 08/25/34	28,168
266,316	Series 2004-8, Class 6A1, 5.500%, 09/25/19	270,488
275,531	Series 2004-10, Class 1A1, 4.500%, 09/25/19	280,246
	MASTR Asset Securitization Trust,
452,200	Series 2003-11, Class 9A6, 5.250%, 12/25/33	468,848
85,806	Series 2003-12, Class 15, PO, 12/25/18	68,056
123,011	Series 2004-6, Class 15PO, PO, 05/25/19	99,058
92,287	Series 2004-8, Class PO, PO, 08/25/19	76,972
191,386	Series 2004-10, Class 15, PO, 10/25/19	155,922
393,921	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	275,745
85,254	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.555%, 02/25/35	64,958
73,454	Nomura Asset Acceptance Corp., Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	73,972
604,323	PHH Alternative Mortgage Trust, Series 2007-2, Class 2X, IO, 6.000%, 05/25/37	115,266
	Residential Accredit Loans, Inc.,
124,287	Series 2002-QS8, Class A5, 6.250%, 06/25/17	126,973
940,367	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	922,435
31,726	Series 2003-QS3, Class A2, IF, 15.984%, 02/25/18	36,224
93,259	Series 2003-QS3, Class A8, IF, IO, 7.365%, 02/25/18	10,023
233,474	Series 2003-QS9, Class A3, IF, IO, 7.315%, 05/25/18	34,526
295,670	Series 2003-QS14, Class A1, 5.000%, 07/25/18	300,704
93,502	Series 2003-QS18, Class A1, 5.000%, 09/25/18	96,316
31,386	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	31,668
211,729	Residential Funding Mortgage Securities I, Series 2005-SA4, Class 1A1, VAR, 2.983%, 09/25/35	142,326
8,567	SACO I, Inc. (Bear Stearns), Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	8,798
	Salomon Brothers Mortgage Securities VII, Inc.,
140,824	Series 2003-HYB1, Class A, VAR, 2.758%, 09/25/33	130,076
10,893	Series 2003-UP2, Class PO1, PO, 12/25/18	9,619
96,367	Springleaf Mortgage Loan Trust, Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	96,290
400,000	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.942%, 06/25/34	375,217
	Structured Asset Securities Corp.,
135,088	Series 2003-8, Class 1A2, 5.000%, 04/25/18	138,216
208,357	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	210,831
57,552	Series 2004-20, Class 1A3, 5.250%, 11/25/34	57,943

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	WaMu Mortgage Pass-Through Certificates,
35,844	Series 2003-AR8, Class A, VAR, 2.476%, 08/25/33	33,637
180,030	Series 2003-AR9, Class 1A6, VAR, 2.473%, 09/25/33	170,444
107,477	Series 2003-S4, Class 3A, 5.500%, 06/25/33	112,249
163,004	Series 2003-S8, Class A4, 4.500%, 09/25/18	165,548
166,558	Series 2003-S10, Class A5, 5.000%, 10/25/18	167,051
12,812	Series 2003-S10, Class A6, PO, 10/25/18	12,728
70,988	Series 2003-S11, Class 2A5, IF, 16.405%, 11/25/33	74,710
65,029	Series 2004-AR3, Class A2, VAR, 2.577%, 06/25/34	62,933
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
2,063,061	Series 2005-2, Class 1A4, IF, IO, 4.815%, 04/25/35	244,941
725,853	Series 2005-2, Class 2A3, IF, IO, 4.765%, 04/25/35	74,486
547,998	Series 2005-3, Class CX, IO, 5.500%, 05/25/35	99,450
746,579	Series 2005-4, Class CB7, 5.500%, 06/25/35	616,485
49,915	Series 2005-4, Class DP, PO, 06/25/20	37,994
199,393	Series 2005-6, Class 2A4, 5.500%, 08/25/35	160,276
	Wells Fargo Mortgage-Backed Securities Trust,
89,058	Series 2003-8, Class A9, 4.500%, 08/25/18	91,788
241,148	Series 2003-11, Class 1A4, 4.750%, 10/25/18	240,877
27,129	Series 2003-11, Class 1APO, PO, 10/25/18	22,535
98,249	Series 2003-15, Class 1A1, 4.750%, 12/25/18	101,405
87,978	Series 2003-K, Class 1A1, VAR, 4.439%, 11/25/33	88,457
175,956	Series 2003-K, Class 1A2, VAR, 4.439%, 11/25/33	180,353
98,861	Series 2004-7, Class 2A2, 5.000%, 07/25/19	102,155
131,353	Series 2004-EE, Class 3A1, VAR, 2.786%, 12/25/34	126,156
332,166	Series 2004-P, Class 2A1, VAR, 2.678%, 09/25/34	309,237
185,252	Series 2005-AR8, Class 2A1, VAR, 2.740%, 06/25/35	171,789
126,011	Series 2005-AR16, Class 2A1, VAR, 2.763%, 10/25/35	113,205

		25,100,531

	Total Collateralized Mortgage Obligations (Cost $98,782,084)	104,385,706

Commercial Mortgage-Backed Securities — 2.0%
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
125,000	Series 2005-3, Class A4, 4.668%, 07/10/43	133,646
125,000	Series 2005-3, Class AM, 4.727%, 07/10/43	120,680
477,780	Series 2005-6, Class ASB, VAR, 5.367%, 09/10/47	498,190
250,000	Series 2006-4, Class A4, 5.634%, 07/10/46	270,505
	Bear Stearns Commercial Mortgage Securities,
250,000	Series 2005-PWR8, Class A4, 4.674%, 06/11/41	265,626
182,363	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	188,850
360,000	Series 2006-PW11, Class A4, VAR, 5.620%, 03/11/39	392,644
	Citigroup Commercial Mortgage Trust,
100,000	Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	101,196
10,574	Series 2006-C4, Class A1, VAR, 5.922%, 03/15/49	10,562
14,465,951	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.170%, 12/11/49 (e)	121,890
565,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4, VAR, 5.595%, 02/15/39	604,594
100,000	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	106,288
200,000	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	212,581
100,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CB8, Class A4, 4.404%, 01/12/39	104,447
	LB-UBS Commercial Mortgage Trust,
107,000	Series 2004-C2, Class A4, 4.367%, 03/15/36	112,281
75,000	Series 2005-C1, Class A4, 4.742%, 02/15/30	80,042
241,909	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	250,321

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Commercial Mortgage-Backed Securities — Continued
4,466,933	Morgan Stanley Capital I, Series 2006-IQ12, Class X1, IO, VAR, 0.196%, 12/15/43 (e)	58,347
266,674	Morgan Stanley Reremic Trust, Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	266,008
400,000	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.947%, 08/15/39	432,483
	Wachovia Bank Commercial Mortgage Trust,
116,000	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	123,367
192,831	Series 2004-C15, Class A2, 4.039%, 10/15/41	192,608
110,000	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	111,133

	Total Commercial Mortgage-Backed Securities (Cost $4,512,837)	4,758,289

Corporate Bonds — 15.1%
Consumer Discretionary — 1.2%
	Automobiles — 0.0% (g)
60,000	Daimler Finance North America LLC, 7.300%, 01/15/12	61,039

	Household Durables — 0.0% (g)
50,000	Newell Rubbermaid, Inc., 4.700%, 08/15/20	50,912

	Media — 1.1%
	CBS Corp.,
21,000	5.750%, 04/15/20	23,110
100,000	7.875%, 07/30/30	126,245
125,000	Comcast Cable Communications LLC, 7.125%, 06/15/13	136,487
	Comcast Cable Holdings LLC,
235,000	9.800%, 02/01/12	241,341
75,000	10.125%, 04/15/22	107,486
	Comcast Corp.,
50,000	5.900%, 03/15/16	57,203
50,000	6.450%, 03/15/37	57,519
30,000	6.500%, 01/15/17	35,236
35,000	6.500%, 11/15/35	40,362
	Cox Communications, Inc.,
30,000	5.450%, 12/15/14	33,218
20,000	8.375%, 03/01/39 (e)	27,549
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
125,000	4.600%, 02/15/21	128,363
67,000	5.000%, 03/01/21	70,871
125,000	6.000%, 08/15/40	133,413
78,000	Discovery Communications LLC, 4.375%, 06/15/21	80,594
100,000	Historic TW, Inc., 9.150%, 02/01/23	137,135
75,000	NBC Universal Media LLC, 5.950%, 04/01/41	83,436
	News America, Inc.,
50,000	6.650%, 11/15/37	54,959
50,000	7.250%, 05/18/18	58,172
150,000	7.300%, 04/30/28	174,796
82,000	Thomson Reuters Corp., (Canada), 3.950%, 09/30/21	82,283
	Time Warner Cable, Inc.,
50,000	6.550%, 05/01/37	55,609
50,000	6.750%, 07/01/18	58,183
50,000	7.300%, 07/01/38	60,827
70,000	8.250%, 02/14/14	79,560
	Time Warner Entertainment Co. LP,
50,000	8.375%, 03/15/23	64,022
25,000	8.375%, 07/15/33	32,601
150,000	10.150%, 05/01/12	157,609
	Time Warner, Inc.,
35,000	4.750%, 03/29/21	36,750
75,000	6.200%, 03/15/40	82,734
22,000	6.250%, 03/29/41	25,099

		2,542,772

	Specialty Retail — 0.1%
30,000	Gap, Inc. (The), 5.950%, 04/12/21	28,217
70,000	Home Depot, Inc., 5.400%, 03/01/16	79,204
75,000	Lowe’s Cos., Inc., 7.110%, 05/15/37	101,063
35,000	Staples, Inc., 9.750%, 01/15/14	40,567

		249,051

	Total Consumer Discretionary	2,903,774

Consumer Staples — 0.6%
	Beverages — 0.2%
125,000	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	162,336
50,000	Coca-Cola Enterprises, Inc., 8.500%, 02/01/12	51,259
95,000	Diageo Capital plc, (United Kingdom), 5.750%, 10/23/17	110,968
20,000	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	22,565
15,000	FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	16,272
40,000	SABMiller plc, (United Kingdom), 5.700%, 01/15/14 (e)	43,429

		406,829

	Food & Staples Retailing — 0.1%
	CVS Caremark Corp.,
60,000	5.750%, 05/15/41	67,212
30,000	6.125%, 09/15/39	35,202
	Kroger Co. (The),
18,000	5.400%, 07/15/40	19,734
25,000	7.500%, 04/01/31	33,444
70,000	Wal-Mart Stores, Inc., 6.500%, 08/15/37	92,827

		248,419

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Food Products — 0.3%
	Bunge Ltd. Finance Corp.,
50,000	5.875%, 05/15/13	52,490
55,000	8.500%, 06/15/19	68,527
27,000	Bunge N.A. Finance LP, 5.900%, 04/01/17	29,495
50,000	Kellogg Co., 4.250%, 03/06/13	52,260
	Kraft Foods, Inc.,
127,000	5.375%, 02/10/20	143,729
165,000	6.125%, 02/01/18	193,675
100,000	6.875%, 02/01/38	126,061

		666,237

	Household Products — 0.0% (g)
78,296	Procter & Gamble - ESOP, 9.360%, 01/01/21	104,362

	Total Consumer Staples	1,425,847

Energy — 0.5%
	Energy Equipment & Services — 0.1%
75,000	Transocean, Inc., (Cayman Islands), 6.500%, 11/15/20	81,840

	Oil, Gas & Consumable Fuels — 0.4%
50,000	Apache Corp., 6.900%, 09/15/18	63,332
100,000	Canadian Natural Resources Ltd., (Canada), 5.900%, 02/01/18	117,035
	ConocoPhillips,
25,000	5.750%, 02/01/19	29,891
120,000	6.000%, 01/15/20	146,918
150,000	Marathon Oil Corp., 6.000%, 10/01/17	171,425
60,000	Petro-Canada, (Canada), 6.800%, 05/15/38	72,559
60,000	Shell International Finance B.V., (Netherlands), 6.375%, 12/15/38	81,758
50,000	Statoil ASA, (Norway), 3.125%, 08/17/17	52,962
45,000	Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	54,683
40,000	Talisman Energy, Inc., (Canada), 7.750%, 06/01/19	49,129
150,000	Total Capital S.A., (France), 2.300%, 03/15/16	153,979

		993,671

	Total Energy	1,075,511

Financials — 8.2%
	Capital Markets — 1.9%
	Bank of New York Mellon Corp. (The),
75,000	2.950%, 06/18/15	77,999
55,000	4.600%, 01/15/20	60,315
	BlackRock, Inc.,
80,000	3.500%, 12/10/14	85,006
130,000	5.000%, 12/10/19	142,521
65,000	6.250%, 09/15/17	75,090
100,000	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	103,265
50,000	Credit Suisse USA, Inc., 4.875%, 01/15/15	52,651
	Goldman Sachs Group, Inc. (The),
75,000	3.625%, 02/07/16	73,018
20,000	3.700%, 08/01/15	19,582
375,000	4.750%, 07/15/13	385,908
150,000	5.250%, 10/15/13	155,858
23,000	5.250%, 07/27/21	22,690
156,000	5.375%, 03/15/20	154,920
100,000	5.500%, 11/15/14	104,497
150,000	5.950%, 01/18/18	154,430
75,000	5.950%, 01/15/27	73,085
100,000	6.250%, 09/01/17	104,151
80,000	6.750%, 10/01/37	73,179
125,000	7.500%, 02/15/19	139,490
	Jefferies Group, Inc.,
55,000	3.875%, 11/09/15	53,830
110,000	6.450%, 06/08/27	105,798
100,000	8.500%, 07/15/19	111,218
	Lehman Brothers Holdings, Inc.,
315,000	0.000%, 11/10/09 (d)	72,844
200,000	4.800%, 03/13/14 (d)	47,250
100,000	5.750%, 05/17/13 (d)	23,625
175,000	6.625%, 01/18/12 (d)	41,344
50,000	Macquarie Group Ltd., (Australia), 7.300%, 08/01/14 (e)	54,139
	Merrill Lynch & Co., Inc.,
120,000	5.450%, 07/15/14	117,431
274,000	6.150%, 04/25/13	274,132
135,000	6.400%, 08/28/17	130,889
90,000	6.875%, 04/25/18	90,032
	Morgan Stanley,
100,000	4.200%, 11/20/14	97,797
400,000	4.750%, 04/01/14	380,128
300,000	5.300%, 03/01/13	302,505
35,000	5.500%, 07/28/21	32,419
200,000	5.625%, 09/23/19	187,614
130,000	6.250%, 08/28/17	128,368
136,000	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	152,926

		4,461,944

	Commercial Banks — 2.1%
82,000	Bank of Nova Scotia, (Canada), 3.400%, 01/22/15	86,294
	Barclays Bank plc, (United Kingdom),
110,000	2.500%, 01/23/13	109,255
106,000	3.900%, 04/07/15	104,134
100,000	5.200%, 07/10/14	102,268
150,000	6.050%, 12/04/17 (e)	137,683
	BB&T Corp.,
110,000	3.850%, 07/27/12	112,496
100,000	3.950%, 04/29/16	105,741
50,000	4.900%, 06/30/17	53,264

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Commercial Banks — Continued
50,000	5.700%, 04/30/14	54,573
75,000	Branch Banking & Trust Co., 4.875%, 01/15/13	76,684
	Credit Suisse, (Switzerland),
100,000	5.400%, 01/14/20	96,071
150,000	5.500%, 05/01/14	158,571
100,000	6.000%, 02/15/18	101,478
350,000	Glitnir Banki HF, (Iceland), 0.000%, 10/15/08 (d) (e) (f) (i)	91,000
	HSBC Bank plc, (United Kingdom),
100,000	3.500%, 06/28/15 (e)	101,473
111,000	4.125%, 08/12/20 (e)	109,916
100,000	KeyCorp, 6.500%, 05/14/13	106,667
	National Australia Bank Ltd., (Australia),
200,000	2.500%, 01/08/13 (e)	202,321
200,000	2.750%, 09/28/15 (e)	202,277
100,000	3.750%, 03/02/15 (e)	104,331
100,000	Nordea Bank AB, (Sweden), 1.750%, 10/04/13 (e)	99,021
	PNC Funding Corp.,
150,000	5.125%, 02/08/20	166,031
25,000	5.250%, 11/15/15	26,831
25,000	5.625%, 02/01/17	27,143
25,000	6.700%, 06/10/19	30,013
200,000	Rabobank Nederland N.V., (Netherlands), 3.200%, 03/11/15 (e)	207,464
72,000	Toronto-Dominion Bank (The), (Canada), 2.500%, 07/14/16	73,902
	U.S. Bancorp,
90,000	2.450%, 07/27/15	92,352
100,000	7.500%, 06/01/26	139,507
	UBS AG, (Switzerland),
250,000	3.875%, 01/15/15	248,947
100,000	5.750%, 04/25/18	102,863
	Wachovia Bank N.A.,
250,000	6.000%, 11/15/17	277,030
250,000	6.600%, 01/15/38	286,427
250,000	VAR, 0.677%, 03/15/16	223,270
	Wachovia Corp.,
250,000	5.500%, 05/01/13	265,663
50,000	5.750%, 02/01/18	56,335
200,000	Wells Fargo & Co., 3.676%, 06/15/16	208,125
	Westpac Banking Corp., (Australia),
65,000	4.200%, 02/27/15	68,145
121,000	4.875%, 11/19/19	126,753

		4,942,319

	Consumer Finance — 0.5%
50,000	American Express Co., 7.000%, 03/19/18	59,151
50,000	American Express Credit Corp., 7.300%, 08/20/13	54,731
	Capital One Financial Corp.,
100,000	6.750%, 09/15/17	113,412
185,000	7.375%, 05/23/14	206,643
	HSBC Finance Corp.,
13,000	4.750%, 07/15/13	13,440
150,000	5.000%, 06/30/15	154,634
150,000	5.250%, 01/15/14	156,803
50,000	7.350%, 11/27/32	50,100
100,000	VAR, 0.499%, 01/15/14	94,294
20,000	John Deere Capital Corp., 4.500%, 04/03/13	21,127
100,000	SLM Corp., 5.375%, 01/15/13	100,005
	Toyota Motor Credit Corp.,
100,000	2.000%, 09/15/16	99,541
87,000	3.200%, 06/17/15	91,282

		1,215,163

	Diversified Financial Services — 2.1%
150,000	BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	154,481
	Bank of America Corp.,
295,000	5.650%, 05/01/18	280,112
245,000	5.750%, 12/01/17	229,776
50,000	6.500%, 08/01/16	49,652
200,000	7.375%, 05/15/14	206,206
25,000	7.625%, 06/01/19	26,261
150,000	BP Capital Markets plc, (United Kingdom), 4.742%, 03/11/21	164,627
	Caterpillar Financial Services Corp.,
80,000	5.450%, 04/15/18	94,037
100,000	6.200%, 09/30/13	109,838
100,000	7.050%, 10/01/18	127,771
50,000	7.150%, 02/15/19	64,268
	Citigroup, Inc.,
150,000	4.700%, 05/29/15	151,756
62,000	4.750%, 05/19/15	63,534
300,000	5.000%, 09/15/14	294,228
36,000	5.375%, 08/09/20	37,297
55,000	5.500%, 04/11/13	56,607
285,000	6.000%, 08/15/17	302,452
150,000	6.010%, 01/15/15	159,418
100,000	8.125%, 07/15/39	119,869
45,000	8.500%, 05/22/19	54,352
	CME Group, Inc.,
50,000	5.400%, 08/01/13	53,515
50,000	5.750%, 02/15/14	54,913
75,000	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	87,093
45,000	ERAC USA Finance LLC, 4.500%, 08/16/21 (e)	45,398
200,000	FUEL Trust, 3.984%, 06/15/16 (e)	195,828
	General Electric Capital Corp.,
200,000	4.750%, 09/15/14	214,177
100,000	5.250%, 10/19/12	104,534
190,000	5.500%, 01/08/20	207,239
400,000	5.625%, 05/01/18	437,276
100,000	5.875%, 01/14/38	102,497
115,000	5.900%, 05/13/14	125,721
110,000	6.000%, 06/15/12	114,077
200,000	6.750%, 03/15/32	228,314

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Diversified Financial Services — Continued
125,000	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	125,622
100,000	MassMutual Global Funding II, 2.300%, 09/28/15 (e)	100,387
	National Rural Utilities Cooperative Finance Corp.,
50,000	2.625%, 09/16/12	50,905
50,000	10.375%, 11/01/18	71,843

		5,065,881

	FDIC Guaranteed Securities (~) — 0.0% (g)
105,000	Goldman Sachs Group, Inc. (The), 3.250%, 06/15/12	107,226

	Insurance — 1.2%
35,000	ACE INA Holdings, Inc., 5.600%, 05/15/15	39,163
	Aflac, Inc.,
25,000	6.450%, 08/15/40	24,835
20,000	8.500%, 05/15/19	24,345
60,000	Allstate Life Global Funding Trusts, 5.375%, 04/30/13	63,589
130,000	American International Group, Inc., 4.250%, 05/15/13	129,687
	Aon Corp.,
40,000	3.125%, 05/27/16	40,011
23,000	3.500%, 09/30/15	23,737
18,000	6.250%, 09/30/40	21,424
300,000	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	303,688
	Berkshire Hathaway Finance Corp.,
33,000	2.450%, 12/15/15	33,811
50,000	5.400%, 05/15/18	57,088
100,000	5.750%, 01/15/40	112,428
75,000	CNA Financial Corp., 5.875%, 08/15/20	77,062
200,000	Jackson National Life Global Funding, 6.125%, 05/30/12 (e)	206,259
20,000	Lincoln National Corp., 4.850%, 06/24/21	19,280
	Metropolitan Life Global Funding I,
220,000	2.500%, 01/11/13 (e)	222,338
175,000	3.650%, 06/14/18 (e)	178,360
100,000	5.200%, 09/18/13 (e)	107,025
100,000	Nationwide Financial Services, 6.250%, 11/15/11	100,374
25,000	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	29,124
250,000	New York Life Global Funding, 5.375%, 09/15/13 (e)	270,735
100,000	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	105,760
300,000	Principal Life Global Funding I, 6.250%, 02/15/12 (e)	305,592
	Principal Life Income Funding Trusts,
35,000	5.100%, 04/15/14	37,719
80,000	5.300%, 04/24/13	84,817
150,000	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	196,103
25,000	Travelers Cos., Inc. (The), 5.800%, 05/15/18	28,800

		2,843,154

	Real Estate Investment Trusts (REITs) — 0.3%
	CommonWealth REIT,
75,000	5.875%, 09/15/20	76,974
100,000	6.650%, 01/15/18	111,032
92,000	HCP, Inc., 5.375%, 02/01/21	92,307
	Simon Property Group LP,
8,000	4.200%, 02/01/15	8,442
20,000	4.375%, 03/01/21	20,319
50,000	5.625%, 08/15/14	54,652
50,000	5.650%, 02/01/20	54,831
45,000	6.100%, 05/01/16	51,025
30,000	6.750%, 05/15/14	33,456
102,000	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	113,339

		616,377

	Thrifts & Mortgage Finance — 0.1%
75,000	Countrywide Financial Corp., 6.250%, 05/15/16	66,190
250,000	Stadshypotek AB, (Sweden), 1.450%, 09/30/13 (e)	251,498

		317,688

	Total Financials	19,569,752

Health Care — 0.2%
	Biotechnology — 0.1%
	Amgen, Inc.,
25,000	4.500%, 03/15/20	27,881
40,000	5.700%, 02/01/19	47,811
82,000	5.750%, 03/15/40	99,557

		175,249

	Health Care Equipment & Supplies — 0.0% (g)
10,000	Baxter International, Inc., 4.000%, 03/01/14	10,707

	Health Care Providers & Services — 0.0% (g)
30,000	Medco Health Solutions, Inc., 2.750%, 09/15/15	30,170
	WellPoint, Inc.,
13,000	5.875%, 06/15/17	14,871
9,000	7.000%, 02/15/19	11,108

		56,149

	Pharmaceuticals — 0.1%
35,000	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	39,105
50,000	GlaxoSmithKline Capital, Inc., 4.375%, 04/15/14	54,283
80,000	Novartis Capital Corp., 4.125%, 02/10/14	86,021

		179,409

	Total Health Care	421,514

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
Industrials — 0.6%
	Aerospace & Defense — 0.1%
	Lockheed Martin Corp.,
33,000	2.125%, 09/15/16	32,810
30,000	4.850%, 09/15/41	31,564
100,000	United Technologies Corp., 6.125%, 02/01/19	122,628

		187,002

	Airlines — 0.1%
31,953	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	29,077
35,000	American Airlines 2011-2 Class A Pass-Through Trust, 8.625%, 10/15/21	35,000
54,212	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	52,566

		116,643

	Commercial Services & Supplies — 0.0% (g)
55,000	Allied Waste North America, Inc., 6.875%, 06/01/17	58,781
43,000	Waste Management, Inc., 4.750%, 06/30/20	46,750

		105,531

	Construction & Engineering — 0.0% (g)
44,000	Fluor Corp., 3.375%, 09/15/21	43,988

	Industrial Conglomerates — 0.2%
44,000	Danaher Corp., 3.900%, 06/23/21	47,325
	General Electric Co.,
250,000	5.000%, 02/01/13	261,833
65,000	5.250%, 12/06/17	72,219
22,000	Koninklijke Philips Electronics N.V., (Netherlands), 5.750%, 03/11/18	25,282
50,000	Tyco International Finance S.A., (Luxembourg), 8.500%, 01/15/19	65,268
30,000	Tyco International Ltd./Tyco International Finance S.A., (Switzerland), 7.000%, 12/15/19	37,475

		509,402

	Machinery — 0.0% (g)
25,000	Parker Hannifin Corp., 5.500%, 05/15/18	29,811

	Road & Rail — 0.2%
	Burlington Northern Santa Fe LLC,
25,000	3.600%, 09/01/20	25,442
75,000	5.400%, 06/01/41	84,652
100,000	5.650%, 05/01/17	115,623
35,000	5.750%, 05/01/40	41,176
	CSX Corp.,
33,000	4.250%, 06/01/21	34,989
50,000	5.500%, 04/15/41	57,228
25,000	7.375%, 02/01/19	31,674
35,000	Ryder System, Inc., 3.600%, 03/01/16	36,525
35,000	United Parcel Service of America, Inc., 8.375%, 04/01/20	49,237

		476,546

	Total Industrials	1,468,923

Information Technology — 0.8%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
80,000	5.500%, 02/22/16	92,238
75,000	5.900%, 02/15/39	90,083

		182,321

	Computers & Peripherals — 0.3%
	Dell, Inc.,
128,000	3.100%, 04/01/16	131,802
25,000	7.100%, 04/15/28	30,602
	Hewlett-Packard Co.,
85,000	2.950%, 08/15/12	86,218
50,000	4.300%, 06/01/21	50,478
75,000	4.750%, 06/02/14	80,579
200,000	6.000%, 09/15/41	210,946
	International Business Machines Corp.,
50,000	6.220%, 08/01/27	64,079
100,000	8.000%, 10/15/38	151,242

		805,946

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
10,000	3.375%, 11/01/15	9,897
25,000	6.000%, 04/01/20	26,698
85,000	6.875%, 07/01/13	90,858

		127,453

	IT Services — 0.0% (g)
50,000	HP Enterprise Services LLC, 7.450%, 10/15/29	61,717

	Office Electronics — 0.1%
	Pitney Bowes, Inc.,
75,000	4.875%, 08/15/14	80,493
80,000	5.000%, 03/15/15	84,665
	Xerox Corp.,
17,000	4.500%, 05/15/21	17,002
35,000	5.625%, 12/15/19	37,775
50,000	6.750%, 02/01/17	57,386

		277,321

	Semiconductors & Semiconductor Equipment — 0.1%
110,000	National Semiconductor Corp., 6.600%, 06/15/17	131,229

	Software — 0.1%
75,000	Microsoft Corp., 1.625%, 09/25/15	76,444
	Oracle Corp.,
50,000	5.250%, 01/15/16	57,431
50,000	5.750%, 04/15/18	59,572
100,000	6.500%, 04/15/38	131,167

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Software —Continued
		324,614

	Total Information Technology	1,910,601

Materials — 0.4%
	Building Products — 0.0% (g)
18,000	CRH America, Inc., 6.000%, 09/30/16	19,278

	Chemicals — 0.3%
	Dow Chemical Co. (The),
110,000	6.000%, 10/01/12	115,020
30,000	7.375%, 11/01/29	37,789
	E.I. du Pont de Nemours & Co.,
58,000	1.950%, 01/15/16	58,528
25,000	4.900%, 01/15/41	27,841
80,000	Monsanto Co., 7.375%, 08/15/12	84,404
50,000	Potash Corp. of Saskatchewan, Inc., (Canada), 4.875%, 03/01/13	52,658
	PPG Industries, Inc.,
14,000	5.500%, 11/15/40	16,010
50,000	9.000%, 05/01/21	70,162
90,000	Praxair, Inc., 5.250%, 11/15/14	101,093
100,000	Union Carbide Corp., 7.500%, 06/01/25	118,190

		681,695

	Metals & Mining — 0.1%
40,000	BHP Billiton Finance USA Ltd., (Australia), 5.400%, 03/29/17	45,848
80,000	6.500%, 04/01/19	98,306
	Rio Tinto Finance USA Ltd., (Australia),
12,000	3.500%, 11/02/20	11,799
60,000	8.950%, 05/01/14	70,955

		226,908

	Total Materials	927,881

Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 1.2%
7,000	AT&T Corp., 8.000%, 11/15/31	9,766
	AT&T, Inc.,
125,000	4.950%, 01/15/13	130,918
205,000	5.350%, 09/01/40	214,287
100,000	5.500%, 02/01/18	115,428
70,000	5.600%, 05/15/18	80,938
70,000	5.800%, 02/15/19	81,959
45,000	6.300%, 01/15/38	51,549
145,000	BellSouth Corp., 5.200%, 09/15/14	159,215
205,596	BellSouth Telecommunications, Inc., 6.300%, 12/15/15	219,140
50,000	Centel Capital Corp., 9.000%, 10/15/19	56,296
	CenturyLink, Inc.,
90,000	6.450%, 06/15/21	83,396
60,000	7.600%, 09/15/39	53,971
70,000	Deutsche Telekom International Finance BV, (Netherlands), 8.750%, 06/15/30	93,367
35,000	France Telecom S.A., (France), 2.750%, 09/14/16	34,731
200,000	GTE Corp., 6.840%, 04/15/18	240,906
	Telecom Italia Capital S.A., (Luxembourg),
50,000	4.950%, 09/30/14	48,164
130,000	5.250%, 11/15/13	127,072
	Telefonica Emisiones S.A.U., (Spain),
19,000	5.462%, 02/16/21	18,042
100,000	5.855%, 02/04/13	101,783
25,000	5.877%, 07/15/19	24,538
90,000	Verizon Communications, Inc., 6.400%, 02/15/38	110,315
200,000	Verizon Global Funding Corp., 7.750%, 12/01/30	274,902
150,000	Verizon Maryland, Inc., 7.150%, 05/01/23	156,998
100,000	Verizon Pennsylvania, Inc., 8.350%, 12/15/30	136,449
100,000	Verizon Virginia, Inc., 4.625%, 03/15/13	104,516

		2,728,646

	Wireless Telecommunication Services — 0.1%
40,000	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	40,608
	Rogers Communications, Inc., (Canada),
70,000	6.375%, 03/01/14	77,701
50,000	6.800%, 08/15/18	60,636
50,000	Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15	55,666

		234,611

	Total Telecommunication Services	2,963,257

Utilities — 1.3%
	Electric Utilities — 1.0%
62,000	Alabama Power Co., 6.125%, 05/15/38	80,417
	Carolina Power & Light Co.,
100,000	5.125%, 09/15/13	108,016
25,000	5.300%, 01/15/19	29,488
100,000	CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	109,201
40,000	Columbus Southern Power Co., 6.050%, 05/01/18	46,507
38,000	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	46,360
	Duke Energy Carolinas LLC,
39,000	4.300%, 06/15/20	43,080
75,000	5.100%, 04/15/18	87,030
75,000	5.625%, 11/30/12	78,694
75,000	6.250%, 01/15/12	76,107

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Electric Utilities — Continued
60,000	Duke Energy Indiana, Inc., 6.350%, 08/15/38	79,478
	Exelon Generation Co. LLC,
78,000	4.000%, 10/01/20	77,546
29,000	5.750%, 10/01/41	31,409
	Florida Power & Light Co.,
30,000	5.950%, 10/01/33	37,488
30,000	5.950%, 02/01/38	38,312
25,000	Georgia Power Co., 5.950%, 02/01/39	31,829
18,000	Great Plains Energy, Inc., 4.850%, 06/01/21	18,952
50,000	Kansas City Power & Light Co., 5.300%, 10/01/41	51,137
40,000	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	44,704
25,000	Northern States Power Co., 6.250%, 06/01/36	33,288
	Oncor Electric Delivery Co. LLC,
15,000	5.950%, 09/01/13	16,160
30,000	6.800%, 09/01/18	36,481
75,000	Pacific Gas & Electric Co., 5.625%, 11/30/17	87,366
75,000	Potomac Electric Power Co., 6.500%, 11/15/37	100,301
35,000	Progress Energy, Inc., 4.400%, 01/15/21	37,683
37,000	PSEG Power LLC, 5.125%, 04/15/20	40,183
18,000	Public Service Co. of Colorado, 3.200%, 11/15/20	18,316
175,000	Public Service Co. of Oklahoma, 6.625%, 11/15/37	225,355
	Public Service Electric & Gas Co.,
28,000	5.375%, 11/01/39	33,655
25,000	6.330%, 11/01/13	27,560
50,000	Southwestern Public Service Co., 8.750%, 12/01/18	68,086
	Spectra Energy Capital LLC,
45,000	7.500%, 09/15/38	58,800
50,000	8.000%, 10/01/19	62,828
	Virginia Electric and Power Co.,
140,000	5.100%, 11/30/12	146,670
50,000	5.400%, 04/30/18	58,873
70,000	5.950%, 09/15/17	83,784
70,000	6.350%, 11/30/37	91,999

		2,343,143

	Gas Utilities — 0.2%
	AGL Capital Corp.,
37,000	3.500%, 09/15/21	36,486
30,000	4.450%, 04/15/13	31,076
96,000	5.875%, 03/15/41	110,506
25,000	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	29,159
100,000	NGPL PipeCo LLC, 7.119%, 12/15/17 (e)	105,453
	TransCanada PipeLines Ltd., (Canada),
50,000	4.000%, 06/15/13	52,329
50,000	6.500%, 08/15/18	61,200
50,000	7.125%, 01/15/19	63,474

		489,683

	Multi-Utilities — 0.1%
75,000	KCP&L Greater Missouri Operations Co., 11.875%, 07/01/12	80,661
	Sempra Energy,
100,000	6.500%, 06/01/16	117,002
40,000	8.900%, 11/15/13	45,628

		243,291

	Water Utilities — 0.0% (g)
100,000	American Water Capital Corp., 6.085%, 10/15/17	117,207

	Total Utilities	3,193,324

	Total Corporate Bonds (Cost $34,725,911)	35,860,384

Foreign Government Securities — 0.2%
	Province of Ontario, (Canada),
75,000	2.700%, 06/16/15	78,813
200,000	2.950%, 02/05/15	211,414
100,000	United Mexican States, (Mexico), 6.625%, 03/03/15	113,000

	Total Foreign Government Securities (Cost $375,897)	403,227

Mortgage Pass-Through Securities — 5.5%
	Federal Home Loan Mortgage Corp.,
101,434	ARM, 2.289%, 01/01/27	105,796
155,480	ARM, 2.334%, 03/01/35	163,360
31,532	ARM, 2.422%, 04/01/30	33,195
180,320	ARM, 2.510%, 04/01/34	189,190
99,695	ARM, 5.957%, 01/01/37	107,848
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
50,607	4.500%, 08/01/18	54,082
70,073	5.000%, 12/01/13 - 04/01/14	73,369
20,475	5.500%, 03/01/14	22,150
7,435	6.000%, 04/01/14	8,064
246,056	6.500%, 06/01/14 - 02/01/19	268,612
41,880	7.000%, 01/01/17	43,149
3,699	8.500%, 11/01/15	4,183
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
54,265	6.000%, 12/01/22	59,721
102,357	6.500%, 11/01/22	113,215
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
180,060	5.500%, 10/01/33	196,192
504,422	6.000%, 04/01/26 - 02/01/39	554,009
566,700	6.500%, 11/01/25 - 11/01/34	639,740
114,463	7.000%, 04/01/35	132,310
8,730	8.500%, 07/01/28	10,454

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — Continued
128,844	Federal Home Loan Mortgage Corp. Gold Pools, Other, 7.000%, 07/01/29	143,266
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
35,901	10.000%, 01/01/20 - 09/01/20	42,154
1,364	12.000%, 07/01/19	1,582
	Federal National Mortgage Association,
2,846	ARM, 1.960%, 03/01/19	2,897
504,082	ARM, 1.970%, 01/01/35	529,367
36,977	ARM, 2.291%, 04/01/34	38,930
136,490	ARM, 2.358%, 07/01/33	143,108
165,871	ARM, 2.374%, 08/01/34	174,411
156,348	ARM, 2.426%, 10/01/34	164,514
102,701	ARM, 2.429%, 01/01/34	107,597
116,839	ARM, 2.470%, 05/01/35	123,460
116,135	ARM, 2.530%, 04/01/33	121,744
7,810	ARM, 3.930%, 03/01/29	8,060
	Federal National Mortgage Association, 15 Year, Single Family,
212,543	3.500%, 09/01/18 - 05/01/19	227,449
43,116	4.000%, 07/01/18	45,909
358,238	4.500%, 07/01/18 - 05/01/23	382,367
32,415	5.000%, 06/01/18	35,314
345,772	5.500%, 04/01/22	375,015
274,757	6.000%, 04/01/13 - 09/01/22	298,904
94,725	6.500%, 05/01/13 - 08/01/20	103,464
23,241	8.000%, 11/01/12 - 01/01/16	23,560
	Federal National Mortgage Association, 20 Year, Single Family,
123,142	4.500%, 01/01/25	132,846
717,785	5.000%, 11/01/23	784,390
183,247	6.500%, 03/01/19 - 12/01/22	202,077
	Federal National Mortgage Association, 30 Year, FHA/VA,
61,465	8.500%, 10/01/26 - 06/01/30	71,648
87,752	9.000%, 04/01/25	103,197
	Federal National Mortgage Association, 30 Year, Single Family,
302,931	3.000%, 09/01/31	305,278
431,560	4.500%, 04/01/38 - 05/01/39	458,593
349,215	5.000%, 09/01/35	377,036
165,870	5.500%, 01/01/38 - 06/01/38	180,363
201,269	6.000%, 01/01/29 - 03/01/33	224,204
941,878	6.500%, 09/01/25 - 11/01/36	1,052,235
4,183	7.000%, 08/01/32	4,821
46,905	7.500%, 03/01/30 - 08/01/30	54,864
158,611	8.000%, 03/01/27 - 11/01/28	185,029
	Federal National Mortgage Association, Other,
492,537	4.130%, 07/01/20	535,176
379,342	5.500%, 09/01/33 - 04/01/38	407,921
136,181	6.000%, 09/01/28	150,896
221,673	6.500%, 10/01/35	244,313
15,654	7.500%, 02/01/13	16,536
	Government National Mortgage Association II, 30 Year, Single Family,
5,138	7.500%, 12/20/26	5,977
100,156	8.000%, 11/20/26 - 01/20/27	118,035
3,335	8.500%, 05/20/25	3,989
	Government National Mortgage Association II, Other,
602,336	ARM, 2.500%, 07/20/34 - 09/20/34	625,232
16,749	Government National Mortgage Association, 15 Year, Single Family, 8.000%, 01/15/16	18,161
	Government National Mortgage Association, 30 Year, Single Family,
212,683	6.000%, 05/15/37 - 10/15/38	237,838
233,670	6.500%, 03/15/28 - 12/15/38	265,902
44,857	7.000%, 12/15/25 - 06/15/33	52,407
23,360	7.500%, 05/15/23 - 09/15/28	26,865
28,242	8.000%, 09/15/22 - 10/15/27	33,327
8,632	9.000%, 11/15/24	10,097
275,939	9.500%, 10/15/24	331,735

	Total Mortgage Pass-Through Securities (Cost $12,187,712)	13,092,699

Municipal Bonds — 0.1%
	Illinois — 0.0% (g)
160,000	State of Illinois, Taxable Pension, Series 2003, GO, 5.100%, 06/01/33	146,973

	New York — 0.1%
30,000	New York State Dormitory Authority, Build America Bonds, Rev., 5.600%, 03/15/40	36,593
130,000	Port Authority of New York & New Jersey, Taxable Construction 164th, Rev., 5.647%, 11/01/40	152,166

		188,759

	Total Municipal Bonds (Cost $319,218)	335,732

Supranational — 0.0% (g)
50,000	Corp. Andina de Fomento, 5.200%, 05/21/13 (Cost $49,958)	52,545

U.S. Government Agency Securities — 11.1%
	Federal Home Loan Mortgage Corp.,
30,000	4.875%, 06/13/18	35,878
125,000	5.125%, 10/18/16	148,028
	Federal National Mortgage Association,
3,000,000	Zero Coupon, 10/09/19	2,281,041
195,000	2.750%, 03/13/14	205,504
150,000	4.875%, 12/15/16	176,195

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
U.S. Government Agency Securities — Continued
6,000,000	Federal National Mortgage Association Interest STRIPS, 09/23/20	4,766,136
630,000	Federal National Mortgage Association Principal STRIPS, 03/23/28	360,428
	Financing Corp., Principal STRIPS,
2,000,000	11/02/18	1,752,116
8,000,000	12/06/18	6,839,456
100,000	09/26/19	84,884
4,000,000	Residual Funding Corp., Principal Strip, 07/15/20	3,311,328
2,000,000	Resolution Funding Corp. Interest STRIPS, 01/15/20	1,680,394
33,000	Tennessee Valley Authority, 4.625%, 09/15/60	39,964
5,000,000	Tennessee Valley Authority STRIPS, 07/15/16	4,631,695

	Total U.S. Government Agency Securities (Cost $19,826,450)	26,313,047

U.S. Treasury Obligations — 18.8%
	U.S. Treasury Bonds,
415,000	4.375%, 02/15/38	530,162
50,000	4.500%, 02/15/36	64,742
75,000	4.500%, 05/15/38	97,688
230,000	5.000%, 05/15/37	320,203
50,000	5.375%, 02/15/31	70,336
50,000	6.250%, 05/15/30	76,476
10,000	6.375%, 08/15/27	15,041
150,000	6.750%, 08/15/26	230,133
80,000	7.250%, 08/15/22	120,800
250,000	8.000%, 11/15/21	390,469
90,000	8.125%, 08/15/19	134,079
	U.S. Treasury Bonds STRIPS,
1,650,000	08/15/14	1,629,668
2,000,000	11/15/14	1,967,278
1,750,000	02/15/15	1,714,998
500,000	05/15/15	488,102
180,000	08/15/15	175,053
4,715,000	11/15/15	4,565,544
3,300,000	02/15/16 (m)	3,179,180
1,615,000	05/15/16	1,547,210
1,925,000	08/15/16	1,832,540
3,050,000	11/15/16	2,885,431
825,000	02/15/17	775,554
3,625,000	08/15/17	3,363,561
2,900,000	11/15/17	2,674,305
50,000	02/15/18	45,733
280,000	02/15/19	248,476
100,000	05/15/19	88,069
400,000	08/15/19	349,118
1,603,000	05/15/20	1,360,694
200,000	08/15/20	168,090
100,000	08/15/21	81,144
300,000	11/15/21	240,985
10,000	11/15/24	7,088
100,000	05/15/26	66,564
50,000	08/15/26	32,925
175,000	05/15/27	111,988
200,000	11/15/27	125,390
50,000	08/15/28	30,506
100,000	11/15/28	60,363
100,000	08/15/29	58,649
725,000	02/15/30	417,464
50,000	08/15/30	28,298
50,000	11/15/30	28,048
75,000	05/15/31	41,353
50,000	11/15/32	26,118
275,000	05/15/33	141,248
100,000	08/15/33	50,925
200,000	11/15/33	100,935
225,000	02/15/34	112,529
100,000	05/15/34	49,572
50,000	02/15/35	24,121
	U.S. Treasury Inflation Indexed Bonds,
100,000	2.500%, 01/15/29	135,093
300,000	3.625%, 04/15/28	602,706
170,000	U.S. Treasury Inflation Indexed Note, 1.375%, 07/15/18	197,364
	U.S. Treasury Notes,
400,000	2.250%, 07/31/18	422,125
742,000	3.125%, 05/15/19	826,634
300,000	3.250%, 12/31/16	334,078
500,000	4.750%, 08/15/17	602,031
10,000,000	U.S. Treasury Principal STRIPS, 05/15/20	8,552,420

	Total U.S. Treasury Obligations (Cost $37,443,552)	44,617,397

SHARES
Short-Term Investment — 1.8%
	Investment Company — 1.8%
4,353,745	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (Cost $4,353,745)	4,353,745

	Total Investments — 99.9% (Cost $216,022,379)	237,411,146
	Other Assets in Excess of Liabilities — 0.1%	214,385

	NET ASSETS — 100.0%	$ 237,625,531

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ARM	—	Adjustable Rate Mortgage
CMO	—	Collateralized Mortgage Obligation
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of September 30, 2011. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduits
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of September 30, 2011.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2011.

(~)	Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees,with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	Defaulted Security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The portfolio owns fair valued securities with a value of approximately $535,298 which amounts to 0.2% of total investments.
(g)	Amount rounds to less than 0.1%.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of June 30, 2011.
(m)	All or portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,240,856
Aggregate gross unrealized depreciation	(5,852,089)

Net unrealized appreciation/depreciation	$21,388,767

Federal income tax cost of investments	$216,022,379

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented in the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$3,015,214	$223,161	$3,238,375
Collateralized Mortgage Obligations
Agency	—	79,285,175	—	79,285,175
Non-Agency	—	24,879,394	221,137	25,100,531

Total Collateralized Mortgage Obligations	—	104,164,569	221,137	104,385,706

Commercial Mortgage-Backed Securities	—	4,758,289	—	4,758,289
Corporate Bonds
Consumer Discretionary	—	2,903,774	—	2,903,774
Consumer Staples	—	1,425,847	—	1,425,847
Energy	—	1,075,511	—	1,075,511
Financials	—	19,478,752	91,000	19,569,752
Health Care	—	421,514	—	421,514
Industrials	—	1,468,923	—	1,468,923
Information Technology	—	1,910,601	—	1,910,601
Materials	—	927,881	—	927,881
Telecommunication Services	—	2,963,257	—	2,963,257
Utilities	—	3,193,324	—	3,193,324

Total Corporate Bonds	—	35,769,384	91,000	35,860,384

Foreign Government Securities	—	403,227	—	403,227
Mortgage Pass-Through Securities	—	13,092,699	—	13,092,699
Municipal Bonds	—	335,732	—	335,732
Supranational	—	52,545	—	52,545
U.S. Government Agency Securities	—	26,313,047	—	26,313,047
U.S. Treasury Obligations	—	44,617,397	—	44,617,397
Short-Term Investments
Investment Companies	4,353,745	—	—	4,353,745

Total Investments in Securities	$4,353,745	$232,522,103	$535,298	$237,411,146

There were no transfers between Levels 1 and 2 during the period ended September 30, 2011.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 12/31/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization/ accretion	Purchases 1	Sales 2	Transfers into Level 3	Transfers out of Level 3	Balance as of 09/30/11
Investments in Securities
Asset Backed Securities	$—	$58	$332	$3	$249,375	$(26,607)	$—	$—	$223,161
Collateralized Mortgage Obligation - Agency	195,154	—	—	—	—	—	—	(195,154)	—
Collateralized Mortgage Obligation - Non - Agency	47,898	(117,186)	127,887	159	237,491	(75,111)	—	—	221,137
Corporate Bonds - Financials	104,125	—	(13,125)	—	—	—	—	—	91,000

Total	$347,177	$(117,128)	$115,094	$162	$486,866	$(101,718)	$—	$(195,154)	$535,298

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.4%
Consumer Discretionary — 10.4%
	Auto Components — 0.2%
1,431	Goodyear Tire & Rubber Co. (The) (a)	14,439
3,980	Johnson Controls, Inc.	104,952

		119,391

	Automobiles — 0.4%
22,247	Ford Motor Co. (a)	215,128
1,384	Harley-Davidson, Inc.	47,513

		262,641

	Distributors — 0.1%
918	Genuine Parts Co.	46,634

	Diversified Consumer Services — 0.1%
718	Apollo Group, Inc., Class A (a)	28,440
361	DeVry, Inc.	13,342
1,790	H&R Block, Inc. (c)	23,825

		65,607

	Hotels, Restaurants & Leisure — 1.9%
2,707	Carnival Corp.	82,022
184	Chipotle Mexican Grill, Inc. (a)	55,743
788	Darden Restaurants, Inc.	33,687
1,748	International Game Technology	25,398
1,653	Marriott International, Inc., Class A	45,028
6,041	McDonald’s Corp.	530,521
4,368	Starbucks Corp.	162,883
1,125	Starwood Hotels & Resorts Worldwide, Inc.	43,673
961	Wyndham Worldwide Corp.	27,398
468	Wynn Resorts Ltd.	53,857
2,719	Yum! Brands, Inc.	134,291

		1,194,501

	Household Durables — 0.2%
1,628	D.R. Horton, Inc.	14,717
409	Harman International Industries, Inc.	11,689
829	Leggett & Platt, Inc.	16,406
941	Lennar Corp., Class A	12,741
1,706	Newell Rubbermaid, Inc.	20,250
1,972	Pulte Group, Inc. (a)	7,790
447	Whirlpool Corp.	22,310

		105,903

	Internet & Catalog Retail — 1.1%
2,126	Amazon.com, Inc. (a)	459,705
1,140	Expedia, Inc.	29,355
308	NetFlix, Inc. (a)	34,853
291	priceline.com, Inc. (a)	130,793

		654,706

	Leisure Equipment & Products — 0.1%
708	Hasbro, Inc.	23,088
2,008	Mattel, Inc.	51,987

		75,075

	Media — 3.0%
1,317	Cablevision Systems Corp., Class A	20,716
3,922	CBS Corp., Non-Voting, Class B	79,930
16,095	Comcast Corp., Class A	336,386
4,322	DIRECTV, Class A (a)	182,605
1,602	Discovery Communications, Inc., Class A (a)	60,267
1,441	Gannett Co., Inc.	13,733
2,802	Interpublic Group of Cos., Inc. (The)	20,174
1,764	McGraw-Hill Cos., Inc. (The)	72,324
13,380	News Corp., Class A	206,989
1,636	Omnicom Group, Inc.	60,270
578	Scripps Networks Interactive, Inc., Class A	21,484
1,904	Time Warner Cable, Inc.	119,324
6,117	Time Warner, Inc.	183,326
3,364	Viacom, Inc., Class B	130,321
10,866	Walt Disney Co. (The)	327,719
29	Washington Post Co. (The), Class B	9,482

		1,845,050

	Multiline Retail — 0.8%
384	Big Lots, Inc. (a)	13,375
704	Family Dollar Stores, Inc.	35,805
837	J.C. Penney Co., Inc.	22,415
1,646	Kohl’s Corp.	80,819
2,501	Macy’s, Inc.	65,826
958	Nordstrom, Inc.	43,762
225	Sears Holdings Corp. (a)	12,942
3,953	Target Corp.	193,855

		468,799

	Specialty Retail — 1.9%
509	Abercrombie & Fitch Co., Class A	31,334
290	AutoNation, Inc. (a)	9,506
170	AutoZone, Inc. (a)	54,262
1,433	Bed Bath & Beyond, Inc. (a)	82,125
1,773	Best Buy Co., Inc.	41,311
1,325	CarMax, Inc. (a)	31,601
814	GameStop Corp., Class A (a)	18,803
2,031	Gap, Inc. (The)	32,983
9,158	Home Depot, Inc.	301,024
1,450	Limited Brands, Inc.	55,840
7,380	Lowe’s Cos., Inc.	142,729
796	O’Reilly Automotive, Inc. (a)	53,038
677	Ross Stores, Inc.	53,273
4,152	Staples, Inc.	55,222
745	Tiffany & Co.	45,311
2,231	TJX Cos., Inc.	123,754
694	Urban Outfitters, Inc. (a)	15,490

		1,147,606

	Textiles, Apparel & Luxury Goods — 0.6%
1,692	Coach, Inc.	87,697
2,224	NIKE, Inc., Class B	190,174
379	Ralph Lauren Corp.	49,156
507	V.F. Corp.	61,611

		388,638

	Total Consumer Discretionary	6,374,551

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
Consumer Staples — 11.6%
	Beverages — 2.8%
591	Brown-Forman Corp., Class B	41,453
13,443	Coca-Cola Co. (The)	908,209
1,867	Coca-Cola Enterprises, Inc.	46,451
1,080	Constellation Brands, Inc., Class A (a)	19,440
1,270	Dr. Pepper Snapple Group, Inc.	49,251
904	Fortune Brands, Inc.	48,888
954	Molson Coors Brewing Co., Class B	37,788
9,266	PepsiCo, Inc.	573,565

		1,725,045

	Food & Staples Retailing — 2.4%
2,563	Costco Wholesale Corp.	210,473
7,874	CVS Caremark Corp.	264,409
3,543	Kroger Co. (The)	77,804
2,049	Safeway, Inc.	34,075
1,242	SUPERVALU, Inc. (c)	8,272
3,470	Sysco Corp.	89,873
5,301	Walgreen Co.	174,350
10,291	Wal-Mart Stores, Inc.	534,103
923	Whole Foods Market, Inc.	60,281

		1,453,640

	Food Products — 2.0%
3,957	Archer-Daniels-Midland Co.	98,173
1,052	Campbell Soup Co.	34,053
2,427	ConAgra Foods, Inc.	58,782
1,075	Dean Foods Co. (a)	9,535
3,786	General Mills, Inc.	145,648
1,880	H.J. Heinz Co.	94,902
905	Hershey Co. (The)	53,612
813	Hormel Foods Corp.	21,967
667	JM Smucker Co. (The)	48,618
1,462	Kellogg Co.	77,764
10,340	Kraft Foods, Inc., Class A	347,217
774	McCormick & Co., Inc. (Non-Voting)	35,728
1,194	Mead Johnson Nutrition Co.	82,183
3,447	Sara Lee Corp.	56,359
1,736	Tyson Foods, Inc., Class A	30,137

		1,194,678

	Household Products — 2.4%
770	Clorox Co. (The)	51,074
2,848	Colgate-Palmolive Co.	252,560
2,294	Kimberly-Clark Corp.	162,897
16,087	Procter & Gamble Co. (The)	1,016,377

		1,482,908

	Personal Products — 0.2%
2,522	Avon Products, Inc.	49,431
662	Estee Lauder Cos., Inc. (The), Class A	58,150

		107,581

	Tobacco — 1.8%
12,126	Altria Group, Inc.	325,098
810	Lorillard, Inc.	89,667
10,284	Philip Morris International, Inc.	641,516
1,979	Reynolds American, Inc.	74,173

		1,130,454

	Total Consumer Staples	7,094,306

Energy — 11.4%
	Energy Equipment & Services — 1.8%
2,554	Baker Hughes, Inc.	117,893
1,435	Cameron International Corp. (a)	59,610
407	Diamond Offshore Drilling, Inc.	22,279
1,406	FMC Technologies, Inc. (a)	52,865
5,384	Halliburton Co.	164,320
627	Helmerich & Payne, Inc.	25,456
1,683	Nabors Industries Ltd., (Bermuda) (a)	20,633
2,480	National Oilwell Varco, Inc.	127,026
1,478	Noble Corp., (Switzerland) (a)	43,379
746	Rowan Cos., Inc. (a)	22,522
7,900	Schlumberger Ltd.	471,867

		1,127,850

	Oil, Gas & Consumable Fuels — 9.6%
1,326	Alpha Natural Resources, Inc. (a)	23,457
2,915	Anadarko Petroleum Corp.	183,791
2,248	Apache Corp.	180,380
612	Cabot Oil & Gas Corp.	37,889
3,869	Chesapeake Energy Corp.	98,853
11,727	Chevron Corp.	1,084,982
8,039	ConocoPhillips	509,029
1,328	Consol Energy, Inc.	45,059
2,356	Denbury Resources, Inc. (a)	27,094
2,438	Devon Energy Corp.	135,163
4,510	El Paso Corp.	78,835
1,573	EOG Resources, Inc.	111,699
875	EQT Corp.	46,690
28,466	Exxon Mobil Corp.	2,067,486
1,771	Hess Corp.	92,907
4,180	Marathon Oil Corp.	90,204
2,087	Marathon Petroleum Corp.	56,474
1,133	Murphy Oil Corp.	50,033
775	Newfield Exploration Co. (a)	30,760
1,033	Noble Energy, Inc.	73,136
4,759	Occidental Petroleum Corp.	340,268
1,586	Peabody Energy Corp.	53,734
684	Pioneer Natural Resources Co.	44,987
1,036	QEP Resources, Inc.	28,044
943	Range Resources Corp.	55,128
2,037	Southwestern Energy Co. (a)	67,893
3,807	Spectra Energy Corp.	93,386
633	Sunoco, Inc.	19,629
842	Tesoro Corp. (a)	16,394
3,350	Valero Energy Corp.	59,563
3,448	Williams Cos., Inc. (The)	83,924

		5,886,871

	Total Energy	7,014,721

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
Financials — 13.4%
	Capital Markets — 1.9%
1,382	Ameriprise Financial, Inc.	54,396
7,217	Bank of New York Mellon Corp. (The)	134,164
587	BlackRock, Inc.	86,882
6,310	Charles Schwab Corp. (The)	71,114
1,486	E*Trade Financial Corp. (a)	13,537
543	Federated Investors, Inc., Class B (c)	9,519
852	Franklin Resources, Inc.	81,485
2,961	Goldman Sachs Group, Inc. (The)	279,963
2,640	Invesco Ltd.	40,946
1,092	Janus Capital Group, Inc.	6,552
768	Legg Mason, Inc.	19,745
8,691	Morgan Stanley	117,328
1,411	Northern Trust Corp.	49,357
2,951	State Street Corp.	94,904
1,501	T. Rowe Price Group, Inc.	71,703

		1,131,595

	Commercial Banks — 2.5%
4,081	BB&T Corp.	87,048
1,177	Comerica, Inc.	27,036
5,385	Fifth Third Bancorp	54,389
1,544	First Horizon National Corp.	9,202
5,054	Huntington Bancshares, Inc.	24,259
5,579	KeyCorp	33,083
735	M&T Bank Corp.	51,377
3,081	PNC Financial Services Group, Inc.	148,473
7,370	Regions Financial Corp.	24,542
3,143	SunTrust Banks, Inc.	56,417
11,246	U.S. Bancorp	264,731
30,912	Wells Fargo & Co.	745,597
1,079	Zions Bancorp	15,182

		1,541,336

	Consumer Finance — 0.8%
6,081	American Express Co.	273,037
2,690	Capital One Financial Corp.	106,605
3,195	Discover Financial Services	73,293
3,011	SLM Corp.	37,487

		490,422

	Diversified Financial Services — 2.9%
59,333	Bank of America Corp.	363,118
17,084	Citigroup, Inc.	437,692
391	CME Group, Inc.	96,342
430	IntercontinentalExchange, Inc. (a)	50,852
22,832	JPMorgan Chase & Co. (q)	687,700
1,160	Leucadia National Corp.	26,309
1,178	Moody’s Corp.	35,870
746	NASDAQ OMX Group, Inc. (The) (a)	17,262
1,533	NYSE Euronext	35,627

		1,750,772

	Insurance — 3.5%
1,979	ACE Ltd., (Switzerland)	119,927
2,735	Aflac, Inc.	95,588
3,025	Allstate Corp. (The)	71,662
2,557	American International Group, Inc. (a)	56,126
1,913	Aon Corp.	80,308
553	Assurant, Inc.	19,797
10,296	Berkshire Hathaway, Inc., Class B (a)	731,428
1,674	Chubb Corp. (The)	100,423
955	Cincinnati Financial Corp.	25,145
2,873	Genworth Financial, Inc., Class A (a)	16,491
2,608	Hartford Financial Services Group, Inc.	42,093
1,805	Lincoln National Corp.	28,212
1,822	Loews Corp.	62,950
3,171	Marsh & McLennan Cos., Inc.	84,158
6,191	MetLife, Inc.	173,410
1,835	Principal Financial Group, Inc.	41,600
3,739	Progressive Corp. (The)	66,405
2,845	Prudential Financial, Inc.	133,317
615	Torchmark Corp.	21,439
2,452	Travelers Cos., Inc. (The)	119,486
1,777	Unum Group	37,246
1,922	XL Group plc, (Ireland)	36,134

		2,163,345

	Real Estate Investment Trusts (REITs) — 1.7%
707	Apartment Investment & Management Co., Class A	15,639
551	AvalonBay Communities, Inc.	62,842
860	Boston Properties, Inc.	76,626
1,736	Equity Residential	90,046
2,384	HCP, Inc.	83,583
1,039	Health Care REIT, Inc.	48,625
4,134	Host Hotels & Resorts, Inc.	45,226
2,383	Kimco Realty Corp.	35,816
948	Plum Creek Timber Co., Inc.	32,905
2,687	ProLogis, Inc.	65,160
829	Public Storage	92,309
1,719	Simon Property Group, Inc.	189,056
1,686	Ventas, Inc.	83,288
1,080	Vornado Realty Trust	80,590
3,154	Weyerhaeuser Co.	49,045

		1,050,756

	Real Estate Management & Development — 0.0% (g)
1,903	CB Richard Ellis Group, Inc., Class A (a)	25,614

	Thrifts & Mortgage Finance — 0.1%
3,088	Hudson City Bancorp, Inc.	17,478
2,204	People’s United Financial, Inc.	25,126

		42,604

	Total Financials	8,196,444

Health Care — 12.0%
	Biotechnology — 1.3%
5,410	Amgen, Inc.	297,279
1,420	Biogen Idec, Inc. (a)	132,273

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Biotechnology — Continued
2,686	Celgene Corp. (a)	166,317
456	Cephalon, Inc. (a)	36,799
4,517	Gilead Sciences, Inc. (a)	175,260

		807,928

	Health Care Equipment & Supplies — 1.9%
3,327	Baxter International, Inc.	186,778
1,273	Becton, Dickinson & Co.	93,336
8,962	Boston Scientific Corp. (a)	52,965
507	C.R. Bard, Inc.	44,383
1,309	CareFusion Corp. (a)	31,351
2,889	Covidien plc, (Ireland)	127,405
827	DENTSPLY International, Inc.	25,381
673	Edwards Lifesciences Corp. (a)	47,971
229	Intuitive Surgical, Inc. (a)	83,420
6,182	Medtronic, Inc.	205,490
1,929	St. Jude Medical, Inc.	69,811
1,933	Stryker Corp.	91,102
686	Varian Medical Systems, Inc. (a)	35,782
1,115	Zimmer Holdings, Inc. (a)	59,652

		1,154,827

	Health Care Providers & Services — 2.1%
2,183	Aetna, Inc.	79,352
1,576	AmerisourceBergen Corp.	58,738
2,018	Cardinal Health, Inc.	84,514
1,582	CIGNA Corp.	66,349
870	Coventry Health Care, Inc. (a)	25,065
547	DaVita, Inc. (a)	34,280
2,858	Express Scripts, Inc. (a)	105,946
977	Humana, Inc.	71,057
593	Laboratory Corp. of America Holdings (a)	46,877
1,442	McKesson Corp.	104,833
2,257	Medco Health Solutions, Inc. (a)	105,831
548	Patterson Cos., Inc.	15,689
927	Quest Diagnostics, Inc.	45,757
2,773	Tenet Healthcare Corp. (a)	11,453
6,301	UnitedHealth Group, Inc.	290,602
2,112	WellPoint, Inc.	137,871

		1,284,214

	Health Care Technology — 0.1%
851	Cerner Corp. (a)	58,310

	Life Sciences Tools & Services — 0.5%
2,033	Agilent Technologies, Inc. (a)	63,531
1,057	Life Technologies Corp. (a)	40,621
662	PerkinElmer, Inc.	12,717
2,236	Thermo Fisher Scientific, Inc. (a)	113,231
535	Waters Corp. (a)	40,387

		270,487

	Pharmaceuticals — 6.1%
9,113	Abbott Laboratories	466,039
1,800	Allergan, Inc.	148,284
9,986	Bristol-Myers Squibb Co.	313,361
5,965	Eli Lilly & Co.	220,526
1,607	Forest Laboratories, Inc. (a)	49,480
965	Hospira, Inc. (a)	35,705
16,044	Johnson & Johnson	1,022,163
18,037	Merck & Co., Inc.	589,990
2,496	Mylan, Inc. (a)	42,432
45,679	Pfizer, Inc.	807,605
737	Watson Pharmaceuticals, Inc. (a)	50,300

		3,745,885

	Total Health Care	7,321,651

Industrials — 10.1%
	Aerospace & Defense — 2.6%
4,339	Boeing Co. (The)	262,553
2,118	General Dynamics Corp.	120,493
732	Goodrich Corp.	88,338
4,581	Honeywell International, Inc.	201,152
1,085	ITT Corp.	45,570
617	L-3 Communications Holdings, Inc.	38,236
1,611	Lockheed Martin Corp.	117,023
1,628	Northrop Grumman Corp.	84,916
843	Precision Castparts Corp.	131,053
2,070	Raytheon Co.	84,601
900	Rockwell Collins, Inc.	47,484
1,624	Textron, Inc.	28,647
5,320	United Technologies Corp.	374,315

		1,624,381

	Air Freight & Logistics — 1.0%
966	C.H. Robinson Worldwide, Inc.	66,142
1,242	Expeditors International of Washington, Inc.	50,363
1,856	FedEx Corp.	125,614
5,742	United Parcel Service, Inc., Class B	362,608

		604,727

	Airlines — 0.1%
4,707	Southwest Airlines Co.	37,844

	Building Products — 0.0% (g)
2,095	Masco Corp.	14,916

	Commercial Services & Supplies — 0.5%
620	Avery Dennison Corp.	15,550
653	Cintas Corp.	18,375
1,189	Iron Mountain, Inc.	37,596
1,183	Pitney Bowes, Inc.	22,240
1,100	R.R. Donnelley & Sons Co.	15,532
1,874	Republic Services, Inc.	52,585
504	Stericycle, Inc. (a)	40,683
2,764	Waste Management, Inc.	89,996

		292,557

	Construction & Engineering — 0.2%
1,018	Fluor Corp.	47,388
747	Jacobs Engineering Group, Inc. (a)	24,120
1,243	Quanta Services, Inc. (a)	23,356

		94,864

	Electrical Equipment — 0.4%
4,360	Emerson Electric Co.	180,112
838	Rockwell Automation, Inc.	46,928

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Electrical Equipment — Continued
562	Roper Industries, Inc.	38,727

		265,767

	Industrial Conglomerates — 2.4%
4,154	3M Co.	298,216
3,331	Danaher Corp.	139,702
62,062	General Electric Co.	945,825
2,719	Tyco International Ltd., (Switzerland)	110,799

		1,494,542

	Machinery — 1.8%
3,783	Caterpillar, Inc.	279,337
1,140	Cummins, Inc.	93,092
2,423	Deere & Co.	156,453
1,089	Dover Corp.	50,747
1,997	Eaton Corp.	70,894
326	Flowserve Corp.	24,124
2,877	Illinois Tool Works, Inc.	119,683
1,938	Ingersoll-Rand plc, (Ireland)	54,439
615	Joy Global, Inc.	38,364
2,140	PACCAR, Inc.	72,375
681	Pall Corp.	28,874
908	Parker Hannifin Corp.	57,322
341	Snap-on, Inc.	15,140
986	Stanley Black & Decker, Inc.	48,413

		1,109,257

	Professional Services — 0.1%
288	Dun & Bradstreet Corp. (The)	17,643
717	Equifax, Inc.	22,041
848	Robert Half International, Inc.	17,994

		57,678

	Road & Rail — 0.8%
6,413	CSX Corp.	119,731
2,036	Norfolk Southern Corp.	124,237
299	Ryder System, Inc.	11,215
2,858	Union Pacific Corp.	233,413

		488,596

	Trading Companies & Distributors — 0.2%
1,728	Fastenal Co. (c)	57,508
356	W.W. Grainger, Inc.	53,236

		110,744

	Total Industrials	6,195,873

Information Technology — 19.1%
	Communications Equipment — 2.0%
32,202	Cisco Systems, Inc.	498,809
473	F5 Networks, Inc. (a)	33,607
704	Harris Corp.	24,056
1,335	JDS Uniphase Corp. (a)	13,310
3,120	Juniper Networks, Inc. (a)	53,851
1,531	Motorola Mobility Holdings, Inc. (a)	57,841
1,768	Motorola Solutions, Inc.	74,079
9,834	QUALCOMM, Inc.	478,227
2,136	Tellabs, Inc.	9,164

		1,242,944

	Computers & Peripherals — 4.7%
5,428	Apple, Inc. (a)	2,069,045
9,079	Dell, Inc. (a)	128,468
12,090	EMC Corp. (a)	253,769
12,144	Hewlett-Packard Co.	272,633
464	Lexmark International, Inc., Class A (a)	12,542
2,157	NetApp, Inc. (a)	73,208
1,401	SanDisk Corp. (a)	56,530
1,365	Western Digital Corp. (a)	35,108

		2,901,303

	Electronic Equipment, Instruments & Components — 0.4%
995	Amphenol Corp., Class A	40,566
9,198	Corning, Inc.	113,687
935	FLIR Systems, Inc.	23,422
1,067	Jabil Circuit, Inc.	18,982
801	Molex, Inc.	16,316

		212,973

	Internet Software & Services — 1.8%
1,079	Akamai Technologies, Inc. (a)	21,451
6,715	eBay, Inc. (a)	198,025
1,475	Google, Inc., Class A (a)	758,710
756	Monster Worldwide, Inc. (a)	5,428
974	VeriSign, Inc.	27,866
7,392	Yahoo!, Inc. (a)	97,279

		1,108,759

	IT Services — 4.0%
3,773	Accenture plc, (Ireland), Class A	198,762
2,867	Automatic Data Processing, Inc.	135,179
1,778	Cognizant Technology Solutions Corp., Class A (a)	111,481
908	Computer Sciences Corp.	24,380
1,451	Fidelity National Information Services, Inc.	35,288
829	Fiserv, Inc. (a)	42,088
6,992	International Business Machines Corp.	1,223,810
625	MasterCard, Inc., Class A	198,225
1,887	Paychex, Inc.	49,760
1,617	SAIC, Inc. (a)	19,097
985	Teradata Corp. (a)	52,727
959	Total System Services, Inc.	16,236
2,995	Visa, Inc., Class A	256,731
3,675	Western Union Co. (The)	56,191

		2,419,955

	Office Electronics — 0.1%
8,217	Xerox Corp.	57,272

	Semiconductors & Semiconductor Equipment — 2.3%
3,400	Advanced Micro Devices, Inc. (a)	17,272
1,897	Altera Corp.	59,812
1,753	Analog Devices, Inc.	54,781
7,714	Applied Materials, Inc.	79,840
2,819	Broadcom Corp., Class A (a)	93,845
344	First Solar, Inc. (a)	21,744

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Semiconductors & Semiconductor Equipment — Continued
30,743	Intel Corp.	655,748
978	KLA-Tencor Corp.	37,438
1,334	Linear Technology Corp.	36,885
3,354	LSI Corp. (a)	17,374
1,349	MEMC Electronic Materials, Inc. (a)	7,069
1,116	Microchip Technology, Inc. (c)	34,719
5,878	Micron Technology, Inc. (a)	29,625
408	Novellus Systems, Inc. (a)	11,122
3,535	NVIDIA Corp. (a)	44,187
1,090	Teradyne, Inc. (a)	12,001
6,764	Texas Instruments, Inc.	180,261
1,552	Xilinx, Inc.	42,587

		1,436,310

	Software — 3.8%
2,891	Adobe Systems, Inc. (a)	69,875
1,340	Autodesk, Inc. (a)	37,225
1,028	BMC Software, Inc. (a)	39,640
2,216	CA, Inc.	43,013
1,102	Citrix Systems, Inc. (a)	60,092
1,280	Compuware Corp. (a)	9,805
1,957	Electronic Arts, Inc. (a)	40,021
1,780	Intuit, Inc. (a)	84,443
43,657	Microsoft Corp.	1,086,623
23,133	Oracle Corp.	664,842
1,130	Red Hat, Inc. (a)	47,754
793	Salesforce.com, Inc. (a)	90,624
4,390	Symantec Corp. (a)	71,557

		2,345,514

	Total Information Technology	11,725,030

Materials — 3.3%
	Chemicals — 2.1%
1,248	Air Products & Chemicals, Inc.	95,310
399	Airgas, Inc.	25,464
420	CF Industries Holdings, Inc.	51,824
6,916	Dow Chemical Co. (The)	155,333
5,460	E.I. du Pont de Nemours & Co.	218,236
411	Eastman Chemical Co.	28,166
1,358	Ecolab, Inc.	66,393
420	FMC Corp.	29,047
473	International Flavors & Fragrances, Inc.	26,592
3,131	Monsanto Co.	187,985
1,622	Mosaic Co. (The)	79,429
922	PPG Industries, Inc.	65,149
1,769	Praxair, Inc.	165,366
516	Sherwin-Williams Co. (The)	38,349
715	Sigma-Aldrich Corp.	44,180

		1,276,823

	Construction Materials — 0.0% (g)
757	Vulcan Materials Co.	20,863

	Containers & Packaging — 0.1%
958	Ball Corp.	29,717
605	Bemis Co., Inc.	17,733
961	Owens-Illinois, Inc. (a)	14,530
938	Sealed Air Corp.	15,665

		77,645

	Metals & Mining — 0.9%
646	AK Steel Holding Corp.	4,225
6,230	Alcoa, Inc.	59,621
623	Allegheny Technologies, Inc.	23,045
855	Cliffs Natural Resources, Inc.	43,750
5,550	Freeport-McMoRan Copper & Gold, Inc.	168,998
2,893	Newmont Mining Corp.	181,970
1,853	Nucor Corp.	58,629
489	Titanium Metals Corp.	7,325
843	United States Steel Corp.	18,554

		566,117

	Paper & Forest Products — 0.2%
2,559	International Paper Co.	59,497
999	MeadWestvaco Corp.	24,535

		84,032

	Total Materials	2,025,480

Telecommunication Services — 3.2%
	Diversified Telecommunication Services — 2.9%
34,695	AT&T, Inc.	989,501
3,609	CenturyLink, Inc.	119,530
5,827	Frontier Communications Corp.	35,603
16,572	Verizon Communications, Inc.	609,850
2,986	Windstream Corp.	34,817

		1,789,301

	Wireless Telecommunication Services — 0.3%
2,317	American Tower Corp., Class A (a)	124,655
1,717	MetroPCS Communications, Inc. (a)	14,955
17,531	Sprint Nextel Corp. (a)	53,294

		192,904

	Total Telecommunication Services	1,982,205

Utilities — 3.9%
	Electric Utilities — 2.1%
2,824	American Electric Power Co., Inc.	107,368
7,797	Duke Energy Corp.	155,862
1,908	Edison International	72,981
1,035	Entergy Corp.	68,610
3,880	Exelon Corp.	165,327
2,449	FirstEnergy Corp.	109,985
2,473	NextEra Energy, Inc.	133,591
1,036	Northeast Utilities	34,861
1,325	Pepco Holdings, Inc.	25,069
639	Pinnacle West Capital Corp.	27,439
3,383	PPL Corp.	96,551
1,725	Progress Energy, Inc.	89,217
5,021	Southern Co.	212,740

		1,299,601

	Gas Utilities — 0.1%
267	Nicor, Inc.	14,688
606	Oneok, Inc.	40,020

		54,708

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Independent Power Producers & Energy Traders — 0.2%
3,848	AES Corp. (The) (a)	37,556
1,179	Constellation Energy Group, Inc.	44,873
1,412	NRG Energy, Inc. (a)	29,949

		112,378

	Multi-Utilities — 1.5%
1,415	Ameren Corp.	42,125
2,493	CenterPoint Energy, Inc.	48,913
1,474	CMS Energy Corp. (c)	29,170
1,715	Consolidated Edison, Inc.	97,789
3,333	Dominion Resources, Inc.	169,216
991	DTE Energy Co.	48,579
456	Integrys Energy Group, Inc.	22,171
1,643	NiSource, Inc.	35,127
2,355	PG&E Corp.	99,640
2,962	Public Service Enterprise Group, Inc.	98,842
672	SCANA Corp.	27,182
1,402	Sempra Energy	72,203
1,263	TECO Energy, Inc.	21,635
1,368	Wisconsin Energy Corp.	42,805
2,837	Xcel Energy, Inc.	70,046

		925,443

	Total Utilities	2,392,130

	Total Common Stocks (Cost $55,893,360)	60,322,391

NO. OF WARRANTS
Warrant — 0.0% (g)
Financials — 0.0% (g)
	Insurance — 0.0% (g)
492	American International Group, Inc., expiring 01/19/21 (a) (Cost $–)	3,011

SHARES
Short-Term Investments — 1.7%
	Investment Company — 1.6%
986,134	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m)	986,134

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.1%
	U.S. Treasury Bills,
25,000	0.081%, 11/03/11 (k) (n)	25,000
15,000	0.024%, 02/16/12 (k) (n)	14,998
55,000	0.046%, 10/20/11 (k) (n)	54,999

		94,997

	Total Short-Term Investments (Cost $1,081,132)	1,081,131

SHARES
Investments of Cash Collateral for Securities on Loan — 0.2%
	Investment Company — 0.2%
106,035	JPMorgan Prime Money Market Fund, Capital Shares, 0.100% (b) (l) (Cost $106,035)	106,035

	Total Investments — 100.3% (Cost $57,080,527)	61,512,568
	Liabilities in Excess of Other Assets — (0.3)%	(212,197)

	NET ASSETS — 100.0%	$61,300,371

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
18	E-mini S&P 500	12/16/11	$1,013,400	$(59,590)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of September 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
(n)	The rate shown is the effective yield at the date of purchase.
(q)	Investment in affiliate. This security is included in an index in which the Portfolio, as an index fund, invests.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,146,805
Aggregate gross unrealized depreciation	(7,714,764)

Net unrealized appreciation/depreciation	$4,432,041

Federal income tax cost of investments	$57,080,527

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented in the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$61,414,560	$98,008	$—	$61,512,568
Depreciation in Other Financial Instruments
Futures Contracts	$(59,590)	$—	$—	$(59,590)

There were no transfers between Levels 1 and 2 during the period ended September 30, 2011.

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of U.S. Treasury Bills that are held for futures collateral and Warrants. Please refer to the SOI for industry specifics of portfolio holdings.

JPMorgan Insurance Trust International Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.8% (m)
	Australia — 3.6%
24,760	BHP Billiton Ltd.	819,815
4,697	Rio Tinto Ltd.	275,119

		1,094,934

	Belgium — 1.6%
9,360	Anheuser-Busch InBev N.V.	496,821

	China — 1.7%
276,000	China Construction Bank Corp., Class H	166,935
522,500	Industrial & Commercial Bank of China, Class H	252,310
41,200	Sands China Ltd. (a)	96,395

		515,640

	France — 13.1%
5,993	Accor S.A.	159,582
22,449	AXA S.A.	292,059
8,289	BNP Paribas S.A.	326,774
3,245	Imerys S.A.	162,326
6,390	Lafarge S.A.	219,618
3,097	LVMH Moet Hennessy Louis Vuitton S.A.	408,805
3,388	Pernod-Ricard S.A.	265,256
2,240	PPR	289,545
6,597	Sanofi	433,930
4,662	Schneider Electric S.A.	249,490
8,310	Societe Generale S.A.	217,537
3,400	Technip S.A.	272,398
15,106	Total S.A.	666,468

		3,963,788

	Germany — 6.2%
6,440	Bayer AG	355,384
7	E.ON AG	152
3,150	Fresenius Medical Care AG & Co. KGaA	213,694
2,159	Linde AG	288,903
9,098	SAP AG	462,927
4,285	Siemens AG	385,523
6,992	Symrise AG	161,604

		1,868,187

	Hong Kong — 1.9%
62,000	Belle International Holdings Ltd.	106,888
148,000	CNOOC Ltd.	237,968
79,000	Hang Lung Properties Ltd.	235,051

		579,907

	Ireland — 1.2%
40,582	WPP plc	375,891

	Israel — 0.8%
6,830	Teva Pharmaceutical Industries Ltd., ADR	254,213

	Italy — 0.6%
113,366	Intesa Sanpaolo S.p.A.	177,785

	Japan — 18.2%
11,600	Canon, Inc.	526,710
6,900	Daikin Industries Ltd.	197,632
5,200	East Japan Railway Co.	315,258
1,800	FANUC Corp.	247,943
16,000	Honda Motor Co., Ltd.	468,718
69	Japan Tobacco, Inc.	322,752
18,000	Komatsu Ltd.	388,081
44,000	Kubota Corp.	358,823
22,500	Mitsubishi Corp.	458,092
3,700	Murata Manufacturing Co., Ltd.	200,889
3,600	Nidec Corp.	289,932
6,000	Omron Corp.	117,831
6,700	Shin-Etsu Chemical Co., Ltd.	328,659
2,000	SMC Corp.	292,325
30,400	Sumitomo Corp.	376,156
10,200	Toyota Motor Corp.	349,648
857	Yahoo! Japan Corp.	266,170

		5,505,619

	Mexico — 0.6%
7,860	America Movil S.A.B. de C.V., Series L, ADR	173,549

	Netherlands — 5.8%
52,943	ING Groep N.V. CVA (a)	373,452
29,208	Reed Elsevier N.V.	321,187
33,869	Royal Dutch Shell plc, Class A	1,044,426

		1,739,065

	South Korea — 1.0%
411	Samsung Electronics Co., Ltd.	286,983

	Spain — 1.7%
34,639	Banco Bilbao Vizcaya Argentaria S.A.	286,799
2,569	Inditex S.A.	219,303

		506,102

	Sweden — 0.6%
10,830	Atlas Copco AB, Class A	191,697

	Switzerland — 11.9%
20,860	ABB Ltd. (a)	356,829
12,970	Credit Suisse Group AG (a)	339,311
4,821	Holcim Ltd. (a)	255,840
14,266	Nestle S.A.	785,382
10,079	Novartis AG	563,030
2,623	Roche Holding AG	423,646
156	SGS S.A.	236,996
22,299	Xstrata plc	281,585
1,675	Zurich Financial Services AG (a)	348,910

		3,591,529

	Taiwan — 0.9%
23,167	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	264,799

	United Kingdom — 26.4%
98,077	Barclays plc	240,520
36,821	BG Group plc	704,703
12,280	British American Tobacco plc	518,527
15,380	Burberry Group plc	279,290
71,824	Centrica plc	331,081
27,893	GlaxoSmithKline plc	575,574

JPMorgan Insurance Trust International Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	United Kingdom — Continued
84,166	HSBC Holdings plc	643,177
45,669	ICAP plc	291,099
12,041	Imperial Tobacco Group plc	406,355
74,680	Man Group plc	193,180
50,270	Marks & Spencer Group plc	244,792
23,850	Meggitt plc	123,484
36,241	Prudential plc	311,239
7,918	Rio Tinto plc	351,149
29,614	Standard Chartered plc	590,828
58,858	Tesco plc	344,765
16,940	Tullow Oil plc	342,597
19,755	Unilever plc	618,808
332,428	Vodafone Group plc	856,760

		7,967,928

	Total Common Stocks (Cost $26,860,916)	29,554,437

Preferred Stock — 1.1%
	Germany — 1.1%
2,430	Volkswagen AG (m) (Cost $274,230)	320,683

NUMBER OF RIGHTS
Right — 0.0% (g)
	Spain — 0.0% (g)
34,639	Banco Bilbao Vizcaya Argentaria S.A., expiring 10/14/11 (a) (m) (Cost $ –)	5,105

SHARES
Short-Term Investment — 0.3%
	Investment Company — 0.3%
100,003	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (Cost $100,003)	100,003

	Total Investments — 99.2% (Cost $27,235,149)	29,980,228
	Other Assets in Excess of Liabilities — 0.8%	242,504

	NET ASSETS — 100.0%	$ 30,222,732

Percentages indicated are based on net assets.

JPMorgan Insurance Trust International Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(l)	The rate shown is the current yield as of September 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,491,760
Aggregate gross unrealized depreciation	(3,746,681)

Net unrealized appreciation/depreciation	$2,745,079

Federal income tax cost of investments	$27,235,149

JPMorgan Insurance Trust International Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$1,094,934	$—	$1,094,934
Belgium	—	496,821	—	496,821
China	—	515,640	—	515,640
France	—	3,963,788	—	3,963,788
Germany	—	1,868,187	—	1,868,187
Hong Kong	—	579,907	—	579,907
Ireland	—	375,891	—	375,891
Israel	—	254,213	—	254,213
Italy	—	177,785	—	177,785
Japan	—	5,505,619	—	5,505,619
Mexico	—	173,549	—	173,549
Netherlands	—	1,739,065	—	1,739,065
South Korea	—	286,983	—	286,983
Spain	—	506,102	—	506,102
Sweden	—	191,697	—	191,697
Switzerland	—	3,591,529	—	3,591,529
Taiwan	—	264,799	—	264,799
United Kingdom	—	7,967,928	—	7,967,928

Total Common Stocks		29,554,437	—	29,554,437

Preferred Stocks
Germany	—	320,683	—	320,683

Total Preferred Stocks	—	320,683	—	320,683

Rights
Spain	—	5,105	—	5,105
Short-Term Investments
Investment Companies	100,003	—	—	100,003

Total Investments in Securities	$100,003	$29,880,225	$—	$29,980,228

There were no transfers between Levels 1 and 2 during the period ended September 30, 2011.

JPMorgan Insurance Trust Intrepid Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.1%
Consumer Discretionary — 11.5%
	Auto Components — 0.2%
2,100	TRW Automotive Holdings Corp. (a)	68,733

	Automobiles — 1.0%
36,100	Ford Motor Co. (a)	349,087

	Hotels, Restaurants & Leisure — 2.0%
2,500	McDonald’s Corp.	219,550
5,000	Wyndham Worldwide Corp.	142,550
2,500	Wynn Resorts Ltd.	287,700
1,500	Yum! Brands, Inc.	74,085

		723,885

	Household Durables — 0.4%
2,500	Tempur-Pedic International, Inc. (a)	131,525

	Internet & Catalog Retail — 2.6%
2,200	Amazon.com, Inc. (a)	475,706
1,000	priceline.com, Inc. (a)	449,460

		925,166

	Leisure Equipment & Products — 0.7%
5,000	Mattel, Inc.	129,450
2,200	Polaris Industries, Inc.	109,934

		239,384

	Media — 2.2%
7,300	CBS Corp., Class B	148,774
7,200	DIRECTV, Class A (a)	304,200
1,100	Time Warner Cable, Inc.	68,937
7,100	Viacom, Inc., Class B	275,054

		796,965

	Multiline Retail — 0.6%
8,350	Macy’s, Inc.	219,772

	Specialty Retail — 1.6%
1,000	AutoZone, Inc. (a)	319,190
4,300	Limited Brands, Inc.	165,593
2,500	Signet Jewelers Ltd., (Bermuda) (a)	84,500

		569,283

	Textiles, Apparel & Luxury Goods — 0.2%
900	Deckers Outdoor Corp. (a)	83,934

	Total Consumer Discretionary	4,107,734

Consumer Staples — 13.6%
	Beverages — 1.4%
4,700	Coca-Cola Enterprises, Inc.	116,936
7,500	Constellation Brands, Inc., Class A (a)	135,000
3,700	PepsiCo, Inc.	229,030

		480,966

	Food & Staples Retailing — 3.3%
6,500	Kroger Co. (The)	142,740
4,000	Walgreen Co.	131,560
17,650	Wal-Mart Stores, Inc.	916,035

		1,190,335

	Food Products — 1.9%
3,700	Campbell Soup Co.	119,769
7,900	H.J. Heinz Co.	398,792
8,300	Smithfield Foods, Inc. (a)	161,850

		680,411

	Household Products — 2.4%
4,600	Colgate-Palmolive Co.	407,928
6,300	Kimberly-Clark Corp.	447,363

		855,291

	Tobacco — 4.6%
4,500	Lorillard, Inc.	498,150
18,600	Philip Morris International, Inc.	1,160,268

		1,658,418

	Total Consumer Staples	4,865,421

Energy — 10.0%
	Energy Equipment & Services — 2.2%
4,700	Cameron International Corp. (a)	195,238
2,300	Diamond Offshore Drilling, Inc.	125,902
10,400	Halliburton Co.	317,408
3,100	National Oilwell Varco, Inc.	158,782

		797,330

	Oil, Gas & Consumable Fuels — 7.8%
5,700	Chevron Corp.	527,364
27,900	Exxon Mobil Corp.	2,026,377
11,600	Marathon Oil Corp.	250,328

		2,804,069

	Total Energy	3,601,399

Financials — 6.0%
	Capital Markets — 0.8%
7,100	Ameriprise Financial, Inc.	279,456

	Commercial Banks — 0.2%
2,900	Wells Fargo & Co.	69,948

	Consumer Finance — 2.3%
8,900	Capital One Financial Corp.	352,707
20,400	Discover Financial Services	467,976

		820,683

	Insurance — 1.3%
8,700	MetLife, Inc.	243,687
4,800	Prudential Financial, Inc.	224,928

		468,615

	Real Estate Investment Trusts (REITs) — 1.0%
22,700	Chimera Investment Corp.	62,879
1,950	Digital Realty Trust, Inc. (c)	107,562
1,612	Simon Property Group, Inc.	177,288

		347,729

	Thrifts & Mortgage Finance — 0.4%
13,500	People’s United Financial, Inc.	153,900

	Total Financials	2,140,331

JPMorgan Insurance Trust Intrepid Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Health Care — 11.0%
	Biotechnology — 3.9%
2,750	Amgen, Inc.	151,113
4,100	Biogen Idec, Inc. (a)	381,915
2,000	Celgene Corp. (a)	123,840
19,600	Gilead Sciences, Inc. (a)	760,480

		1,417,348

	Health Care Equipment & Supplies — 2.1%
6,700	Baxter International, Inc.	376,138
4,900	Covidien plc, (Ireland)	216,090
2,900	Zimmer Holdings, Inc. (a)	155,150

		747,378

	Health Care Providers & Services — 1.6%
2,600	Humana, Inc.	189,098
8,100	UnitedHealth Group, Inc.	373,572

		562,670

	Health Care Technology — 0.4%
3,000	SXC Health Solutions Corp. (a)	167,100

	Pharmaceuticals — 3.0%
4,900	Endo Pharmaceuticals Holdings, Inc. (a)	137,151
29,200	Pfizer, Inc.	516,256
12,550	Warner Chilcott plc, (Ireland), Class A (a) (c)	179,465
3,400	Watson Pharmaceuticals, Inc. (a)	232,050

		1,064,922

	Total Health Care	3,959,418

Industrials — 12.3%
	Aerospace & Defense — 2.6%
4,300	General Dynamics Corp.	244,627
11,900	Honeywell International, Inc.	522,529
2,200	TransDigm Group, Inc. (a)	179,674

		946,830

	Air Freight & Logistics — 0.7%
3,800	United Parcel Service, Inc., Class B	239,970

	Airlines — 1.7%
3,000	Alaska Air Group, Inc. (a)	168,870
26,200	Delta Air Lines, Inc. (a)	196,500
12,000	United Continental Holdings, Inc. (a)	232,560

		597,930

	Construction & Engineering — 0.3%
4,600	KBR, Inc.	108,698

	Industrial Conglomerates — 1.0%
9,000	Tyco International Ltd., (Switzerland)	366,750

	Machinery — 5.6%
6,200	Caterpillar, Inc.	457,808
7,900	Cummins, Inc.	645,114
2,200	Eaton Corp.	78,100
2,200	Gardner Denver, Inc.	139,810
2,400	Joy Global, Inc.	149,712
3,000	Navistar International Corp. (a)	96,360
3,200	Parker Hannifin Corp.	202,016
2,300	Stanley Black & Decker, Inc.	112,930
3,100	WABCO Holdings, Inc. (a)	117,366

		1,999,216

	Professional Services — 0.4%
2,300	Dun & Bradstreet Corp. (The)	140,898

	Total Industrials	4,400,292

Information Technology — 28.8%
	Communications Equipment — 1.3%
9,800	QUALCOMM, Inc.	476,574

	Computers & Peripherals — 9.1%
7,605	Apple, Inc. (a)	2,898,874
10,700	Dell, Inc. (a)	151,405
5,600	SanDisk Corp. (a)	225,960

		3,276,239

	Internet Software & Services — 0.5%
4,700	IAC/InterActiveCorp. (a)	185,885

	IT Services — 7.2%
2,050	Alliance Data Systems Corp. (a) (c)	190,035
10,850	International Business Machines Corp.	1,899,075
30,900	Western Union Co. (The)	472,461

		2,561,571

	Semiconductors & Semiconductor Equipment — 2.5%
12,100	Broadcom Corp., Class A (a)	402,809
7,500	Freescale Semiconductor Holdings I Ltd. (a) (c)	82,725
5,100	Lam Research Corp. (a)	193,698
7,500	Xilinx, Inc.	205,800

		885,032

	Software — 8.2%
65,300	Microsoft Corp.	1,625,317
30,840	Oracle Corp.	886,342
25,700	Symantec Corp. (a)	418,910

		2,930,569

	Total Information Technology	10,315,870

Materials — 4.4%
	Chemicals — 3.1%
1,100	CF Industries Holdings, Inc.	135,729
4,400	LyondellBasell Industries N.V., (Netherlands), Class A	107,492
3,400	Monsanto Co.	204,136
7,700	PPG Industries, Inc.	544,082
3,100	Rockwood Holdings, Inc. (a)	104,439

		1,095,878

	Metals & Mining — 1.3%
300	Cliffs Natural Resources, Inc.	15,351
7,000	Freeport-McMoRan Copper & Gold, Inc.	213,150
3,800	Newmont Mining Corp.	239,020

		467,521

	Total Materials	1,563,399

JPMorgan Insurance Trust Intrepid Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.5%
5,502	CenturyLink, Inc.	182,226

	Total Common Stocks (Cost $35,051,346)	35,136,090

Short-Term Investment — 1.7%
	Investment Company — 1.7%
600,970	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) (Cost $600,970)	600,970

Investments of Cash Collateral for Securities on Loan — 0.2%
	Investment Company — 0.2%
71,735	JPMorgan Prime Money Market Fund, Capital Shares, 0.100%, 09/30/11 (b) (l) (Cost $71,735)	71,735

	Total Investments — 100.0% (Cost $35,724,051)	35,808,795
	Liabilities in Excess of Other Assets — 0.0% (g)	(11,828)

	NET ASSETS — 100.0%	$ 35,796,967

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
5	E-mini S&P 500	12/16/11	$281,500	$(7,224)

JPMorgan Insurance Trust Intrepid Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(l)	The rate shown is the current yield as of September 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and forward foreign currency contracts.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,228,489
Aggregate gross unrealized depreciation	(3,143,745)

Net unrealized appreciation/depreciation	$84,744

Federal income tax cost of investments	$35,724,051

JPMorgan Insurance Trust Intrepid Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented in the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities (a)	$35,737,060	$—	$—	$35,737,060
Depreciation in Other Financial Instruments
Futures Contracts	$(7,224)	$—	$—	$(7,224)

(a)	Portfolio holdings designated as Level 1 are disclosed individually in the “SOI”. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers into and out of Levels 1 and 2 during the nine months ended September 30, 2011.

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.6%
Consumer Discretionary — 15.1%
	Auto Components — 1.4%
3,500	Autoliv, Inc., (Sweden)	169,750
800	Lear Corp.	34,320
5,900	TRW Automotive Holdings Corp. (a)	193,107

		397,177

	Distributors — 0.1%
300	Genuine Parts Co.	15,240

	Diversified Consumer Services — 2.3%
2,400	Apollo Group, Inc., Class A (a)	95,064
1,400	Career Education Corp. (a)	18,270
14,050	H&R Block, Inc. (c)	187,006
2,200	ITT Educational Services, Inc. (a) (c)	126,676
24,400	Service Corp. International	223,504

		650,520

	Hotels, Restaurants & Leisure — 1.7%
6,800	Brinker International, Inc.	142,256
11,200	Wyndham Worldwide Corp.	319,312
200	Wynn Resorts Ltd.	23,016

		484,584

	Household Durables — 1.3%
2,150	Garmin Ltd., (Switzerland) (c)	68,305
6,150	Leggett & Platt, Inc.	121,709
1,900	Tempur-Pedic International, Inc. (a)	99,959
1,800	Tupperware Brands Corp.	96,732

		386,705

	Internet & Catalog Retail — 0.5%
900	NetFlix, Inc. (a)	101,844
100	priceline.com, Inc. (a)	44,946

		146,790

	Leisure Equipment & Products — 0.3%
1,850	Hasbro, Inc.	60,328
1,500	Mattel, Inc.	38,835

		99,163

	Media — 1.8%
17,800	CBS Corp., Class B	362,764
5,850	DISH Network Corp., Class A (a)	146,601

		509,365

	Multiline Retail — 2.4%
250	Big Lots, Inc. (a)	8,708
26,000	Macy’s, Inc.	684,320

		693,028

	Specialty Retail — 3.3%
500	AutoZone, Inc. (a)	159,595
6,800	Best Buy Co., Inc.	158,440
14,400	GameStop Corp., Class A (a) (c)	332,640
5,300	Limited Brands, Inc.	204,103
1,800	TJX Cos., Inc.	99,846

		954,624

	Total Consumer Discretionary	4,337,196

Consumer Staples — 7.7%
	Beverages — 1.4%
2,500	Coca-Cola Enterprises, Inc.	62,200
18,800	Constellation Brands, Inc., Class A (a)	338,400

		400,600

	Food & Staples Retailing — 0.5%
21,400	SUPERVALU, Inc. (c)	142,524

	Food Products — 4.1%
19,800	Campbell Soup Co.	640,926
7,100	Corn Products International, Inc.	278,604
1,300	Green Mountain Coffee Roasters, Inc. (a)	120,822
7,900	Smithfield Foods, Inc. (a)	154,050

		1,194,402

	Tobacco — 1.7%
4,400	Lorillard, Inc.	487,080

	Total Consumer Staples	2,224,606

Energy — 6.0%
	Energy Equipment & Services — 2.1%
1,201	Baker Hughes, Inc.	55,438
700	Core Laboratories N.V., (Netherlands)	62,881
1,200	Dresser-Rand Group, Inc. (a)	48,636
1,468	National Oilwell Varco, Inc.	75,191
5,200	Oil States International, Inc. (a)	264,784
300	SEACOR Holdings, Inc.	24,063
1,700	Unit Corp. (a)	62,764

		593,757

	Oil, Gas & Consumable Fuels — 3.9%
3,100	Cimarex Energy Co.	172,670
7,295	Energen Corp.	298,293
5,500	HollyFrontier Corp.	144,210
1,400	Murphy Oil Corp.	61,824
3,400	Newfield Exploration Co. (a)	134,946
1,020	Noble Energy, Inc.	72,216
2,400	Southern Union Co.	97,368
1,700	Sunoco, Inc.	52,717
5,300	Valero Energy Corp.	94,234

		1,128,478

	Total Energy	1,722,235

Financials — 18.4%
	Capital Markets — 1.0%
2,500	Affiliated Managers Group, Inc. (a)	195,125
15,100	American Capital Ltd. (a)	102,982

		298,107

	Commercial Banks — 1.8%
1,550	BOK Financial Corp. (c)	72,679
600	City National Corp.	22,656
300	Cullen/Frost Bankers, Inc.	13,758
7,100	Fifth Third Bancorp	71,710
8,400	Huntington Bancshares, Inc.	40,320
18,200	KeyCorp	107,926
800	M&T Bank Corp.	55,920
12,800	TCF Financial Corp. (c)	117,248

		502,217

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Consumer Finance — 2.0%
25,200	Discover Financial Services	578,088

	Diversified Financial Services — 0.9%
10,750	NASDAQ OMX Group, Inc. (The) (a)	248,755

	Insurance — 4.9%
2,350	Allied World Assurance Co. Holdings Ltd., (Switzerland)	126,218
10,150	American Financial Group, Inc.	315,361
4,850	Arch Capital Group Ltd., (Bermuda) (a)	158,474
2,200	Assurant, Inc.	78,760
1,300	Assured Guaranty Ltd., (Bermuda)	14,287
1,450	Axis Capital Holdings Ltd., (Bermuda)	37,613
700	Everest Re Group Ltd., (Bermuda)	55,566
12,300 4,100	Genworth Financial, Inc., Class A (a)	70,602
	Hartford Financial Services Group, Inc.	66,174
6,600	Lincoln National Corp.	103,158
3,800	Principal Financial Group, Inc.	86,146
3,600	Protective Life Corp.	56,268
1,000	Reinsurance Group of America, Inc.	45,950
600	Torchmark Corp.	20,916
8,700	Unum Group	182,352

		1,417,845

	Real Estate Investment Trusts (REITs) — 7.3%
19,500	Annaly Capital Management, Inc.	324,285
7,000	Apartment Investment & Management Co., Class A	154,840
6,600	Brandywine Realty Trust	52,866
1,300	Camden Property Trust	71,838
2,000	Chimera Investment Corp.	5,540
4,025	CommonWealth REIT	76,354
4,500	DDR Corp.	49,050
3,800	Douglas Emmett, Inc. (m)	64,980
25,700	Duke Realty Corp.	269,850
1,800	Equity Residential	93,366
3,800	Health Care REIT, Inc.	177,840
16,910	Hospitality Properties Trust	358,999
2,250 500	Mack-Cali Realty Corp.	60,188
	SL Green Realty Corp.	29,075
2,700	Taubman Centers, Inc.	135,837
3,322	Ventas, Inc.	164,107

		2,089,015

	Real Estate Management & Development — 0.1%
1,900	Forest City Enterprises, Inc., Class A (a)	20,254

	Thrifts & Mortgage Finance — 0.4%
10,000	New York Community Bancorp, Inc.	119,000

	Total Financials	5,273,281

Health Care — 10.2%
	Biotechnology — 1.5%
2,600	Pharmasset, Inc. (a)	214,162
2,700	United Therapeutics Corp. (a)	101,223
2,400	Vertex Pharmaceuticals, Inc. (a)	106,896

		422,281

	Health Care Equipment & Supplies — 2.7%
7,100	Cooper Cos., Inc. (The)	561,965
2,200	Edwards Lifesciences Corp. (a)	156,816
4,000	Hologic, Inc. (a)	60,840

		779,621

	Health Care Providers & Services — 3.8%
3,110	Aetna, Inc.	113,049
10,300	AmerisourceBergen Corp.	383,881
40,200	Health Management Associates, Inc., Class A (a)	278,184
4,300	Humana, Inc.	312,739

		1,087,853

	Life Sciences Tools & Services — 0.9%
1,500	Agilent Technologies, Inc. (a)	46,875
5,500	Life Technologies Corp. (a)	211,365

		258,240

	Pharmaceuticals — 1.3%
7,050	Endo Pharmaceuticals Holdings, Inc. (a)	197,329
3,900	Mylan, Inc. (a)	66,300
8,900	Warner Chilcott plc, (Ireland), Class A (a)	127,270

		390,899

	Total Health Care	2,938,894

Industrials — 11.6%
	Aerospace & Defense — 1.5%
266	Huntington Ingalls Industries, Inc. (a)	6,472
900	ITT Corp.	37,800
5,350	L-3 Communications Holdings, Inc.	331,539
1,400	Northrop Grumman Corp.	73,024

		448,835

	Airlines — 1.0%
1,800	Copa Holdings S.A., (Panama), Class A	110,286
9,200	United Continental Holdings, Inc. (a)	178,296

		288,582

	Commercial Services & Supplies — 1.0%
11,400	KAR Auction Services, Inc. (a)	138,054
1,800	Pitney Bowes, Inc.	33,840
8,730	R.R. Donnelley & Sons Co.	123,268

		295,162

	Construction & Engineering — 2.0%
3,900	Chicago Bridge & Iron Co., N.V., (Netherlands), ADR	111,657
14,000	KBR, Inc.	330,820
4,100	URS Corp. (a)	121,606

		564,083

	Electrical Equipment — 1.3%
4,350	Hubbell, Inc., Class B	215,499
3,800	Thomas & Betts Corp. (a)	151,658

		367,157

	Machinery — 3.8%
400	AGCO Corp. (a)	13,828
9,200	Navistar International Corp. (a)	295,504

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Machinery — Continued
6,145	Parker Hannifin Corp.	387,934
1,700	Snap-On, Inc.	75,480
1,450	SPX Corp.	65,699
1,600	Stanley Black & Decker, Inc.	78,560
5,200	Timken Co.	170,664

		1,087,669

	Marine — 0.3%
1,500	Kirby Corp. (a)	78,960

	Professional Services — 0.1%
300	Dun & Bradstreet Corp. (The)	18,378

	Road & Rail — 0.6%
6,400	CSX Corp.	119,488
1,400	Ryder System, Inc.	52,514

		172,002

	Total Industrials	3,320,828

Information Technology — 14.1%
	Communications Equipment — 0.6%
4,000	Brocade Communications Systems, Inc. (a)	17,280
4,300	Harris Corp.	146,931

		164,211

	Computers & Peripherals — 1.4%
4,900	Lexmark International, Inc., Class A (a)	132,447
2,150	QLogic Corp. (a)	27,262
2,200	SanDisk Corp. (a)	88,770
5,750	Western Digital Corp. (a)	147,890

		396,369

	Electronic Equipment, Instruments & Components — 1.3%
4,900	Arrow Electronics, Inc. (a)	136,122
6,700	Avnet, Inc. (a)	174,736
700	Tech Data Corp. (a)	30,261
5,400	Vishay Intertechnology, Inc. (a)	45,144

		386,263

	Internet Software & Services — 1.7%
8,200	IAC/InterActiveCorp. (a)	324,310
2,200	LinkedIn Corp., Class A (a)	171,776

		496,086

	IT Services — 3.6%
4,150	Alliance Data Systems Corp. (a) (c)	384,705
1,000	Amdocs Ltd., (United Kingdom) (a)	27,120
4,100	Broadridge Financial Solutions, Inc.	82,574
4,500	Computer Sciences Corp.	120,825
1,700	DST Systems, Inc.	74,511
4,900	Fidelity National Information Services, Inc.	119,168
4,200	Lender Processing Services, Inc.	57,498
13,800	SAIC, Inc. (a)	162,978

		1,029,379

	Office Electronics — 0.6%
23,500	Xerox Corp.	163,795

	Semiconductors & Semiconductor Equipment — 2.3%
1,600	Analog Devices, Inc.	50,000
2,200	Fairchild Semiconductor International, Inc. (a)	23,760
500	First Solar, Inc. (a)	31,605
1,000	Linear Technology Corp.	27,650
22,000	LSI Corp. (a)	113,960
8,700	Marvell Technology Group Ltd., (Bermuda) (a)	126,411
16,400	Micron Technology, Inc. (a)	82,656
14,600	ON Semiconductor Corp. (a)	104,682
2,800	Teradyne, Inc. (a)	30,828
3,050	Xilinx, Inc.	83,692

		675,244

	Software — 2.6%
4,380	BMC Software, Inc. (a)	168,893
18,500	CA, Inc.	359,085
1,100	Rovi Corp. (a)	47,278
6,500	Symantec Corp. (a)	105,950
2,500	Synopsys, Inc. (a)	60,900

		742,106

	Total Information Technology	4,053,453

Materials — 6.6%
	Chemicals — 3.3%
1,400	Ashland, Inc.	61,796
1,500	CF Industries Holdings, Inc.	185,085
850	Eastman Chemical Co.	58,250
7,500	PPG Industries, Inc.	529,950
3,400	Westlake Chemical Corp.	116,552

		951,633

	Containers & Packaging — 0.4%
3,400	Crown Holdings, Inc. (a)	104,074

	Metals & Mining — 2.0%
3,550	Cliffs Natural Resources, Inc.	181,654
1,900	Reliance Steel & Aluminum Co.	64,619
1,300	Royal Gold, Inc.	83,278
900	Schnitzer Steel Industries, Inc., Class A	33,120
3,350	Walter Energy, Inc.	201,033

		563,704

	Paper & Forest Products — 0.9%
1,900	Domtar Corp., (Canada)	129,523
6,100	International Paper Co.	141,825

		271,348

	Total Materials	1,890,759

Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.3%
7,250	Windstream Corp.	84,535

	Wireless Telecommunication Services — 0.1%
8,000	Clearwire Corp., Class A (a) (c)	18,640

	Total Telecommunication Services	103,175

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
Utilities — 8.5%
	Electric Utilities — 1.2%
7,600	DPL, Inc.	229,064
1,700	Entergy Corp.	112,693

		341,757

	Gas Utilities — 1.1%
1,400	AGL Resources, Inc.	57,036
4,400	Questar Corp.	77,924
6,850	UGI Corp.	179,950

		314,910

	Independent Power Producers & Energy Traders — 1.2%
11,300	AES Corp. (The) (a)	110,288
1,000	Constellation Energy Group, Inc.	38,060
10,000	NRG Energy, Inc. (a)	212,100

		360,448

	Multi-Utilities — 5.0%
3,250	Alliant Energy Corp.	125,710
2,900	Ameren Corp.	86,333
14,130	CenterPoint Energy, Inc.	277,231
6,200	CMS Energy Corp. (c)	122,698
5,200	DTE Energy Co.	254,904
4,050	MDU Resources Group, Inc.	77,719
6,100	Sempra Energy	314,150
10,300	TECO Energy, Inc.	176,439

		1,435,184

	Total Utilities	2,452,299

	Total Common Stocks (Cost $29,376,996)	28,316,726

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.4%
110,000	U.S. Treasury Note, 0.750%, 11/30/11 (Cost $110,082)	110,120

SHARES
Short-Term Investment — 2.1%
	Investment Company — 2.1%
609,809	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) (Cost $609,809)	609,809

Investments of Cash Collateral for Securities on Loan — 3.9%
	Investment Company — 3.9%
1,118,920	JPMorgan Prime Money Market Fund, Capital Shares, 0.100% (b) (l) (Cost $1,118,920)	1,118,920

	Total Investments — 105.0% (Cost $31,215,807)	30,155,575
	Liabilities in Excess of Other Assets — (5.0)%	(1,429,836)

	NET ASSETS — 100.0%	$28,725,739

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of September 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and forward foreign currency contracts.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,009,808
Aggregate gross unrealized depreciation	(4,070,040)

Net unrealized appreciation/depreciation	$(1,060,232)

Federal income tax cost of investments	$31,215,807

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented in the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities (a)	$29,933,798	$221,777	$—	$30,155,575

There were no transfers into and out of Levels 1 and 2 during the period ended September 30, 2011.

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Insurance Trust Mid Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.3%
Consumer Discretionary — 18.7%
	Auto Components — 1.5%
14,600	BorgWarner, Inc. (a)	883,738

	Automobiles — 2.5%
32,700	Harley-Davidson, Inc.	1,122,591
14,600	Tesla Motors, Inc. (a) (c)	356,094

		1,478,685

	Diversified Consumer Services — 0.5%
11,100	Sotheby’s	306,027

	Hotels, Restaurants & Leisure — 4.4%
48,667	International Game Technology	707,131
31,600	Marriott International, Inc., Class A	860,784
23,100	Royal Caribbean Cruises Ltd.	499,884
5,000	Wynn Resorts Ltd.	575,400

		2,643,199

	Household Durables — 1.4%
8,300	Tempur-Pedic International, Inc. (a)	436,663
30,000	Toll Brothers, Inc. (a)	432,900

		869,563

	Internet & Catalog Retail — 0.7%
3,600	NetFlix, Inc. (a)	407,376

	Media — 2.1%
19,000	Scripps Networks Interactive, Inc., Class A	706,230
375,800	Sirius XM Radio, Inc. (a)	567,458

		1,273,688

	Specialty Retail — 1.8%
9,900	Abercrombie & Fitch Co., Class A	609,444
14,500	Dick’s Sporting Goods, Inc. (a)	485,170

		1,094,614

	Textiles, Apparel & Luxury Goods — 3.8%
14,100	Coach, Inc.	730,803
6,600	Deckers Outdoor Corp. (a)	615,516
5,700	Fossil, Inc. (a)	462,042
9,500	Lululemon Athletica, Inc., (Canada) (a)	462,175

		2,270,536

	Total Consumer Discretionary	11,227,426

Energy — 7.4%
	Energy Equipment & Services — 3.5%
27,170	Cameron International Corp. (a)	1,128,642
3,300	CARBO Ceramics, Inc.	338,349
7,200	Core Laboratories N.V., (Netherlands)	646,776

		2,113,767

	Oil, Gas & Consumable Fuels — 3.9%
15,400	Concho Resources, Inc. (a)	1,095,556
14,100	Newfield Exploration Co. (a)	559,629
11,900	Range Resources Corp.	695,674

		2,350,859

	Total Energy	4,464,626

Financials — 8.2%
	Capital Markets — 4.2%
40,400	Blackstone Group LP (The)	483,992
21,600	Lazard Ltd., (Bermuda), Class A	455,760
39,320	Och-Ziff Capital Management Group LLC, Class A	358,991
16,280	T. Rowe Price Group, Inc.	777,696
32,210	TD Ameritrade Holding Corp.	473,648

		2,550,087

	Commercial Banks — 1.0%
12,600	BOK Financial Corp.	590,814

	Diversified Financial Services — 1.4%
27,500	Moody’s Corp.	837,375

	Real Estate Investment Trusts (REITs) — 1.6%
9,900	Camden Property Trust	547,074
16,500	ProLogis, Inc.	400,125

		947,199

	Total Financials	4,925,475

Health Care — 14.4%
	Biotechnology — 1.4%
13,300	Alexion Pharmaceuticals, Inc. (a)	851,998

	Health Care Equipment & Supplies — 2.3%
19,600	Sirona Dental Systems, Inc. (a)	831,236
17,200	Thoratec Corp. (a)	561,408

		1,392,644

	Health Care Providers & Services — 4.2%
33,500	Brookdale Senior Living, Inc. (a)	420,090
20,100	Coventry Health Care, Inc. (a)	579,081
12,410	Humana, Inc.	902,579
27,100	Lincare Holdings, Inc.	609,750

		2,511,500

	Health Care Technology — 1.3%
11,160	Cerner Corp. (a)	764,683

	Life Sciences Tools & Services — 2.2%
21,700	Agilent Technologies, Inc. (a)	678,125
20,900	Bruker Corp. (a)	282,777
8,520	Illumina, Inc. (a)	348,639

		1,309,541

JPMorgan Insurance Trust Mid Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Pharmaceuticals — 3.0%
7,100	Perrigo Co.	689,481
30,600	Valeant Pharmaceuticals International, Inc., (Canada)	1,135,872

		1,825,353

	Total Health Care	8,655,719

Industrials — 19.4%
	Aerospace & Defense — 2.9%
9,600	Goodrich Corp.	1,158,528
6,867	TransDigm Group, Inc. (a)	560,828

		1,719,356

	Building Products — 1.0%
16,600	Armstrong World Industries, Inc.	571,704

	Commercial Services & Supplies — 1.3%
10,040	Stericycle, Inc. (a)	810,429

	Electrical Equipment — 1.8%
11,000	Cooper Industries plc	507,320
8,410	Roper Industries, Inc.	579,533

		1,086,853

	Industrial Conglomerates — 1.0%
19,600	Carlisle Cos., Inc.	624,848

	Machinery — 5.3%
11,200	AGCO Corp. (a)	387,184
8,600	Cummins, Inc.	702,276
18,500	Pall Corp.	784,400
9,000	Parker Hannifin Corp.	568,170
14,597	Wabtec Corp.	771,743

		3,213,773

	Professional Services — 1.4%
11,300	IHS, Inc., Class A (a)	845,353

	Road & Rail — 1.7%
40,400	Avis Budget Group, Inc. (a)	390,668
17,000	J.B. Hunt Transport Services, Inc.	614,040

		1,004,708

	Trading Companies & Distributors — 3.0%
27,200	Air Lease Corp. (a) (c)	522,240
8,600	W.W. Grainger, Inc.	1,286,044

		1,808,284

	Total Industrials	11,685,308

Information Technology — 25.4%
	Communications Equipment — 2.6%
18,000	Aruba Networks, Inc. (a)	376,380
8,700	F5 Networks, Inc. (a)	618,135
31,000	Polycom, Inc. (a)	569,470

		1,563,985

	Computers & Peripherals — 0.8%
14,800	NetApp, Inc. (a)	502,312

	Electronic Equipment, Instruments & Components — 2.0%
13,924	Amphenol Corp., Class A	567,681
21,900	TE Connectivity Ltd., (Switzerland)	616,266

		1,183,947

	Internet Software & Services — 2.5%
7,588	Equinix, Inc. (a)	674,042
8,200	OpenTable, Inc. (a)	377,282
12,600	Rackspace Hosting, Inc. (a)	430,164

		1,481,488

	IT Services — 4.2%
11,000	Alliance Data Systems Corp. (a) (c)	1,019,700
25,550	CGI Group, Inc., (Canada), Class A (a)	480,596
13,400	FleetCor Technologies, Inc. (a)	351,884
19,700	VeriFone Systems, Inc. (a)	689,894

		2,542,074

	Office Electronics — 0.6%
11,500	Zebra Technologies Corp., Class A (a)	355,810

	Semiconductors & Semiconductor Equipment — 4.1%
24,200	Avago Technologies Ltd., (Singapore)	793,034
36,400	Freescale Semiconductor Holdings I Ltd. (a) (c)	401,492
21,600	Microchip Technology, Inc. (c)	671,976
22,300	Xilinx, Inc.	611,912

		2,478,414

	Software — 8.6%
8,100	Citrix Systems, Inc. (a)	441,693
9,400	Concur Technologies, Inc. (a)	349,868
5,700	FactSet Research Systems, Inc.	507,129
17,600	Fortinet, Inc. (a)	295,680
16,000	MICROS Systems, Inc. (a)	702,560
42,800	Nuance Communications, Inc. (a)	871,408
18,500	Red Hat, Inc. (a)	781,810
14,300	Rovi Corp. (a)	614,614
5,300	Salesforce.com, Inc. (a)	605,684

		5,170,446

	Total Information Technology	15,278,476

JPMorgan Insurance Trust Mid Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Materials — 3.8%
	Chemicals — 2.9%
13,100	FMC Corp.	905,996
11,400	Sherwin-Williams Co. (The)	847,248

		1,753,244

	Containers & Packaging — 0.9%
11,900	Greif, Inc., Class A	510,391

	Total Materials	2,263,635

	Total Common Stocks (Cost $61,051,018)	58,500,665

Short-Term Investment — 2.4%
	Investment Company — 2.4%
1,423,756	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) (Cost $1,423,756)	1,423,756

Investments of Cash Collateral for Securities on Loan — 3.7%
	Investment Company — 3.7%
2,208,179	JPMorgan Prime Money Market Fund, Capital Shares, 0.100% (b) (l) (Cost $2,208,179)	2,208,179

	Total Investments — 103.4% (Cost $64,682,953)	62,132,600
	Liabilities in Excess of Other Assets — (3.4)%	(2,019,495)

	NET ASSETS — 100.0%	$60,113,105

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Mid Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of September 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,047,263
Aggregate gross unrealized depreciation	(7,597,616)

Net unrealized appreciation/depreciation	$(2,550,353)

Federal income tax cost of investments	$64,682,953

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented in the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$62,132,600	$—	$—	$62,132,600

(a)	All Portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2011.

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.5%
Consumer Discretionary — 19.4%
	Distributors — 1.0%
43,140	Genuine Parts Co.	2,191,512

	Hotels, Restaurants & Leisure — 3.6%
59,541	Darden Restaurants, Inc.	2,545,378
102,186	Marriott International, Inc., Class A	2,783,546
31,900	Royal Caribbean Cruises Ltd.	690,316
31,700	Yum! Brands, Inc.	1,565,663

		7,584,903

	Household Durables — 1.3%
51,287	Jarden Corp.	1,449,371
29,900	Mohawk Industries, Inc. (a)	1,283,009

		2,732,380

	Internet & Catalog Retail — 0.8%
69,800	Expedia, Inc.	1,797,350

	Media — 3.9%
20,230	AMC Networks, Inc., Class A (a)	646,349
94,020	Cablevision Systems Corp., Class A	1,478,935
92,700	CBS Corp., Class B	1,889,226
85,804	Clear Channel Outdoor Holdings, Inc., Class A (a)	803,125
63,400	DISH Network Corp., Class A (a)	1,588,804
144,200	Gannett Co., Inc.	1,374,226
1,460	Washington Post Co. (The), Class B	477,376

		8,258,041

	Multiline Retail — 1.9%
31,100	Family Dollar Stores, Inc.	1,581,746
51,500	Kohl’s Corp.	2,528,650

		4,110,396

	Specialty Retail — 6.1%
7,850	AutoZone, Inc. (a)	2,505,641
42,070	Bed Bath & Beyond, Inc. (a)	2,411,032
131,890	Gap, Inc. (The)	2,141,894
30,100	PetSmart, Inc.	1,283,765
27,640	Tiffany & Co.	1,681,065
53,050	TJX Cos., Inc.	2,942,683

		12,966,080

	Textiles, Apparel & Luxury Goods — 0.8%
29,000	PVH Corp.	1,688,960

	Total Consumer Discretionary	41,329,622

Consumer Staples — 7.3%
	Beverages — 3.4%
15,582	Brown-Forman Corp., Class B	1,092,922
47,900	Dr. Pepper Snapple Group, Inc.	1,857,562
79,040	Fortune Brands, Inc.	4,274,483

		7,224,967

	Food Products — 3.0%
23,400	Hershey Co. (The)	1,386,216
37,830	JM Smucker Co. (The)	2,757,429
30,900	Ralcorp Holdings, Inc. (a)	2,370,339

		6,513,984

	Household Products — 0.9%
27,600	Energizer Holdings, Inc. (a)	1,833,744

	Total Consumer Staples	15,572,695

Energy — 6.7%
	Oil, Gas & Consumable Fuels — 6.7%
34,340	CVR Energy, Inc. (a)	725,948
49,214	Devon Energy Corp.	2,728,424
89,290	Energen Corp.	3,651,068
35,210	EQT Corp.	1,878,805
37,000	Newfield Exploration Co. (a)	1,468,530
42,070	Teekay Corp., (Canada)	951,203
118,880	Williams Cos., Inc. (The)	2,893,539

	Total Energy	14,297,517

Financials — 23.2%
	Capital Markets — 3.5%
63,800	Ameriprise Financial, Inc.	2,511,168
109,800	Invesco Ltd.	1,702,998
30,730	Northern Trust Corp.	1,074,935
44,840	T. Rowe Price Group, Inc.	2,142,007

		7,431,108

	Commercial Banks — 5.6%
47,100	BancorpSouth, Inc.	413,538
43,970	City National Corp.	1,660,307
36,140	Cullen/Frost Bankers, Inc.	1,657,381
197,500	Fifth Third Bancorp	1,994,750
146,800	Huntington Bancshares, Inc.	704,640
38,470	M&T Bank Corp.	2,689,053
98,800	SunTrust Banks, Inc.	1,773,460
66,900	Zions Bancorp	941,283

		11,834,412

	Insurance — 9.8%
43,100	AON Corp.	1,809,338
33,800	Arch Capital Group Ltd., (Bermuda) (a)	1,104,415
32,000	Chubb Corp. (The)	1,919,680
119,880	Loews Corp.	4,141,854
182,674	Old Republic International Corp.	1,629,452
85,882	OneBeacon Insurance Group Ltd., Class A	1,171,430
44,950	Principal Financial Group, Inc.	1,019,017
26,550	Torchmark Corp.	925,533
37,400	Transatlantic Holdings, Inc.	1,814,648
102,610	W.R. Berkley Corp.	3,046,491
127,000	XL Group plc, (Ireland)	2,387,600

		20,969,458

	Real Estate Investment Trusts (REITs) — 2.5%
46,000	HCP, Inc.	1,612,760
51,020	Regency Centers Corp.	1,802,537
25,044	Vornado Realty Trust	1,868,783

		5,284,080

	Real Estate Management & Development — 0.6%
94,180	Brookfield Office Properties, Inc.	1,296,858

	Thrifts & Mortgage Finance — 1.2%
67,700	Capitol Federal Financial, Inc.	714,912

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Thrifts & Mortgage Finance — Continued
160,480	People’s United Financial, Inc.	1,829,472

		2,544,384

	Total Financials	49,360,300

Health Care — 5.8%
	Health Care Equipment & Supplies — 1.0%
29,360	Becton, Dickinson & Co.	2,152,675

	Health Care Providers & Services — 4.8%
57,400	AmerisourceBergen Corp.	2,139,298
56,750	Coventry Health Care, Inc. (a)	1,634,967
47,800	HCA Holdings, Inc. (a)	963,648
33,300	Humana, Inc.	2,421,909
128,975	Lincare Holdings, Inc.	2,901,938

		10,061,760

	Total Health Care	12,214,435

Industrials — 8.4%
	Aerospace & Defense — 1.4%
31,280	Alliant Techsystems, Inc.	1,705,073
20,200	L-3 Communications Holdings, Inc.	1,251,794

		2,956,867

	Building Products — 0.0% (g)
200	Fortune Brands Home & Security, Inc. (a)	2,480

	Commercial Services & Supplies — 2.4%
179,430	Republic Services, Inc.	5,034,806

	Electrical Equipment — 2.8%
61,500	AMETEK, Inc.	2,027,655
46,640	Cooper Industries plc	2,151,037
41,600	Regal-Beloit Corp.	1,887,808

		6,066,500

	Industrial Conglomerates — 0.8%
52,940	Carlisle Cos., Inc.	1,687,727

	Machinery — 1.0%
47,600	Snap-On, Inc.	2,113,440

	Total Industrials	17,861,820

Information Technology — 6.4%
	Electronic Equipment, Instruments & Components — 3.3%
48,740	Amphenol Corp., Class A	1,987,130
64,810	Arrow Electronics, Inc. (a)	1,800,422
110,480	TE Connectivity Ltd., (Switzerland)	3,108,907

		6,896,459

	IT Services — 1.2%
86,290	Jack Henry & Associates, Inc.	2,500,684

	Semiconductors & Semiconductor Equipment — 0.8%
57,000	Analog Devices, Inc.	1,781,250

	Software — 1.1%
97,400	Synopsys, Inc. (a)	2,372,664

	Total Information Technology	13,551,057

Materials — 7.5%
	Chemicals — 4.0%
31,300	Airgas, Inc.	1,997,566
38,646	Albemarle Corp.	1,561,298
35,030	Sherwin-Williams Co. (The)	2,603,430
39,850	Sigma-Aldrich Corp.	2,462,331

		8,624,625

	Containers & Packaging — 3.5%
106,560	Ball Corp.	3,305,491
35,500	Rock-Tenn Co., Class A	1,728,140
63,790	Silgan Holdings, Inc.	2,343,645

		7,377,276

	Total Materials	16,001,901

Telecommunication Services — 1.7%
	Diversified Telecommunication Services — 1.0%
63,890	CenturyLink, Inc.	2,116,037

	Wireless Telecommunication Services — 0.7%
78,090	Telephone & Data Systems, Inc.	1,543,839

	Total Telecommunication Services	3,659,876

Utilities — 12.1%
	Electric Utilities — 2.8%
39,600	Northeast Utilities	1,332,540
109,800	NV Energy, Inc.	1,615,158
112,220	Westar Energy, Inc.	2,964,852

		5,912,550

	Gas Utilities — 1.6%
52,020	Oneok, Inc.	3,435,401

	Multi-Utilities — 7.7%
53,500	CenterPoint Energy, Inc.	1,049,670
188,740	CMS Energy Corp.	3,735,165
60,500	NSTAR	2,711,005
50,600	Sempra Energy	2,605,900
89,900	Wisconsin Energy Corp.	2,812,971
137,480	Xcel Energy, Inc.	3,394,381

		16,309,092

	Total Utilities	25,657,043

	Total Common Stocks (Cost $187,483,705)	209,506,266

Short-Term Investment — 1.2%
	Investment Company — 1.2%
2,549,008	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $2,549,008)	2,549,008

	Total Investments — 99.7% (Cost $190,032,713)	212,055,274
	Other Assets in Excess of Liabilities — 0.3%	721,637

	NET ASSETS — 100.0%	$212,776,911

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(l)	The rate shown is the current yield as of September 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,829,813
Aggregate gross unrealized depreciation	(12,807,252)

Net unrealized appreciation/depreciation	$22,022,561

Federal income tax cost of investments	$190,032,713

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$212,055,274	$—	$—	$212,055,274

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2011.

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.7%
	Consumer Discretionary — 14.5%
	Auto Components — 0.4%
1,600	American Axle & Manufacturing Holdings, Inc. (a)	12,208
7,800	Cooper Tire & Rubber Co.	84,942
9,500	Standard Motor Products, Inc.	123,215

		220,365

	Diversified Consumer Services — 0.5%
13,500	Bridgepoint Education, Inc. (a)	235,440
1,000	Lincoln Educational Services Corp.	8,090
1,700	Mac-Gray Corp.	21,947

		265,477

	Hotels, Restaurants & Leisure — 2.8%
19,200	Ameristar Casinos, Inc.	308,160
600	Biglari Holdings, Inc. (a)	177,834
1,900	Buffalo Wild Wings, Inc. (a)	113,620
1,900	Cracker Barrel Old Country Store, Inc.	76,152
4,300	DineEquity, Inc. (a)	165,507
14,900	Domino’s Pizza, Inc. (a)	406,025
1,600	Dunkin’ Brands Group, Inc. (a)	44,320
12,000	Ruby Tuesday, Inc. (a)	85,920
18,768	Ruth’s Hospitality Group, Inc. (a)	80,515

		1,458,053

	Household Durables — 2.5%
11,400	American Greetings Corp., Class A	210,900
42	CSS Industries, Inc.	701
17,000	Helen of Troy Ltd., (Bermuda) (a)	427,040
2,393	Jarden Corp.	67,626
2,500	Libbey, Inc. (a)	26,350
5,700	Lifetime Brands, Inc.	54,948
3,500	Skullcandy, Inc. (a)	49,455
9,050	Tempur-Pedic International, Inc. (a)	476,120

		1,313,140

	Leisure Equipment & Products — 0.4%
9,550	JAKKS Pacific, Inc.	180,973
1,700	Sturm Ruger & Co., Inc.	44,166

		225,139

	Media — 0.7%
15,400	Journal Communications, Inc., Class A (a)	45,738
2,000	Knology, Inc. (a)	25,960
3,600	LIN TV Corp., Class A (a)	7,848
3,000	Pandora Media, Inc. (a)	43,950
31,300	Sinclair Broadcast Group, Inc., Class A	224,421

		347,917

	Multiline Retail — 0.9%
11,100	Dillard’s, Inc., Class A	482,628

	Specialty Retail — 3.4%
3,825	Aeropostale, Inc. (a)	41,348
17,900	Cabela’s, Inc. (a)	366,771
16,300	Casual Male Retail Group, Inc. (a)	61,288
3,167	Collective Brands, Inc. (a)	41,044
27,300	Conn’s, Inc. (a)	196,014
16,700	Express, Inc.	338,843
8,825	Finish Line, Inc. (The), Class A	176,412
1,100	Kirkland’s, Inc. (a)	10,087
12,300	Rent-A-Center, Inc.	337,635
5,600	Select Comfort Corp. (a)	78,232
6,500	Teavana Holdings, Inc. (a)	132,210

		1,779,884

	Textiles, Apparel & Luxury Goods — 2.9%
1,900	Deckers Outdoor Corp. (a)	177,194
2,900	G-III Apparel Group Ltd. (a)	66,294
10,000	Iconix Brand Group, Inc. (a)	158,000
17,700	Maidenform Brands, Inc. (a)	414,357
8,900	Oxford Industries, Inc.	305,270
14,400	Perry Ellis International, Inc. (a)	270,720
3,875	Steven Madden Ltd. (a)	116,637

		1,508,472

	Total Consumer Discretionary	7,601,075

	Consumer Staples — 3.4%
	Beverages — 0.1%
1,200	Coca-Cola Bottling Co. Consolidated	66,552
2,070	MGP Ingredients, Inc.	10,495

		77,047

	Food & Staples Retailing — 1.5%
6,100	Andersons, Inc. (The)	205,326
14,100	Chefs’ Warehouse Holdings LLC (a)	165,816
24,198	Spartan Stores, Inc.	374,585
1,444	Village Super Market, Inc., Class A	34,570

		780,297

	Food Products — 1.3%
7,200	B&G Foods, Inc.	120,096
23,500	Chiquita Brands International, Inc. (a)	195,990
6,100	Darling International, Inc. (a)	76,799
13,600	Dole Food Co., Inc. (a)	136,000
3,400	Fresh Del Monte Produce, Inc.	78,880
1,100	TreeHouse Foods, Inc. (a)	68,024

		675,789

	Personal Products — 0.5%
2,600	Elizabeth Arden, Inc. (a)	73,944
1,700	Nature’s Sunshine Products, Inc. (a)	23,936
10,325	Prestige Brands Holdings, Inc. (a)	93,441
4,900	Revlon, Inc., Class A (a)	60,368

		251,689

	Total Consumer Staples	1,784,822

	Energy — 5.9%
	Energy Equipment & Services — 1.9%
2,200	Basic Energy Services, Inc. (a)	31,152
3,400	C&J Energy Services, Inc. (a)	55,896
900	Cal Dive International, Inc. (a)	1,719
12,400	Complete Production Services, Inc. (a)	233,740
8,800	Gulfmark Offshore, Inc., Class A (a)	319,792
3,100	Lufkin Industries, Inc.	164,951
1,900	Matrix Service Co. (a)	16,169
8,200	Newpark Resources, Inc. (a)	49,938
700	OYO Geospace Corp. (a)	39,403
5,000	RPC, Inc.	81,600

		994,360

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Oil, Gas & Consumable Fuels — 4.0%
2,200	Alon USA Energy, Inc.	13,486
475	Apco Oil and Gas International, Inc.	35,350
15,800	Callon Petroleum Co. (a)	61,146
4,315	Clayton Williams Energy, Inc. (a)	184,725
3,300	Cloud Peak Energy, Inc. (a)	55,935
3,100	Delek U.S. Holdings, Inc.	34,937
11,300	EXCO Resources, Inc.	121,136
2,500	Georesources, Inc. (a)	44,475
16,400	Gulfport Energy Corp. (a)	396,552
8,900	KiOR, Inc., Class A (a)	184,586
11,075	McMoRan Exploration Co. (a)	109,975
1,600	Solazyme, Inc. (a)	15,376
10,325	VAALCO Energy, Inc. (a)	50,179
17,700	W&T Offshore, Inc.	243,552
11,600	Warren Resources, Inc. (a)	27,840
16,200	Western Refining, Inc. (a)	201,852
9,700	World Fuel Services Corp.	316,705

		2,097,807

	Total Energy	3,092,167

	Financials — 22.0%
	Capital Markets — 0.5%
15,700	BGC Partners, Inc., Class A	94,671
3,100	Gladstone Capital Corp.	21,266
10,600	Knight Capital Group, Inc., Class A (a)	128,896
1,212	Prospect Capital Corp.	10,193
6,607	SWS Group, Inc.	30,987

		286,013

	Commercial Banks — 5.2%
300	Alliance Financial Corp.	8,415
3,300	Banco Latinoamericano de Comercio Exterior S.A., (Panama), Class E	50,259
3,500	Banner Corp.	44,765
2,599	Cascade Bancorp (a)	15,152
7,100	Cathay General Bancorp	80,798
4,100	Citizens & Northern Corp.	60,926
3,425	City Holding Co.	92,441
4,800	Community Bank System, Inc.	108,912
1,440	Community Trust Bancorp, Inc.	33,538
3,400	East West Bancorp, Inc.	50,694
1,900	Enterprise Financial Services Corp.	25,821
4,400	Financial Institutions, Inc.	62,744
800	First Bancorp	8,032
11,700	First Busey Corp.	50,895
53,000	First Commonwealth Financial Corp.	196,100
5,300	First Community Bancshares, Inc.	54,060
10,500	First Financial Bancorp	144,900
4,100	First Merchants Corp.	28,905
13,400	FNB Corp.	114,838
4,200	Huntington Bancshares, Inc.	20,160
5,675	Iberiabank Corp.	267,065
3,410	International Bancshares Corp.	44,841
2,225	Lakeland Bancorp, Inc.	17,400
1,900	Lakeland Financial Corp.	39,254
3,800	MainSource Financial Group, Inc.	33,136
12,200	Nara Bancorp, Inc. (a)	74,054
800	National Bankshares, Inc.	19,304
1,900	NBT Bancorp, Inc.	35,378
14,400	Oriental Financial Group, Inc.	139,248
5,000	PacWest Bancorp	69,700
800	Peoples Bancorp, Inc.	8,800
13,200	Pinnacle Financial Partners, Inc. (a)	144,408
2,200	Prosperity Bancshares, Inc.	71,896
600	Renasant Corp.	7,638
1,563	Republic Bancorp, Inc., Class A	27,681
5,150	Sierra Bancorp	47,123
2,106	Southside Bancshares, Inc.	37,929
11,200	Southwest Bancorp, Inc. (a)	47,264
12,500	Susquehanna Bancshares, Inc.	68,375
2,000	SVB Financial Group (a)	74,000
2,500	WesBanco, Inc.	43,275
4,000	West Bancorp, Inc.	33,920
1,600	Westamerica Bancorp	61,312
25,000	Wilshire Bancorp, Inc. (a)	68,500

		2,733,856

	Consumer Finance — 3.1%
3,475	Advance America Cash Advance Centers, Inc.	25,576
10,600	Cash America International, Inc.	542,296
17,146	DFC Global Corp. (a)	374,640
6,900	Nelnet, Inc., Class A	129,582
9,425	World Acceptance Corp. (a)	527,329

		1,599,423

	Diversified Financial Services — 1.4%
18,200	Encore Capital Group, Inc. (a)	397,670
12,600	PHH Corp. (a)	202,608
2,300	Portfolio Recovery Associates, Inc. (a)	143,106

		743,384

	Insurance — 2.6%
38,600	American Equity Investment Life Holding Co.	337,750
4,100	American Safety Insurance Holdings Ltd. (a)	75,440
6,825	Aspen Insurance Holdings Ltd., (Bermuda)	157,248
49,500	CNO Financial Group, Inc. (a)	267,795
7,050	Delphi Financial Group, Inc., Class A	151,716
5,800	Flagstone Reinsurance Holdings S.A., (Luxembourg)	44,950
1,600	Horace Mann Educators Corp.	18,256
10,275	Meadowbrook Insurance Group, Inc.	91,550
12,700	National Financial Partners Corp. (a)	138,938
4,800	Selective Insurance Group, Inc.	62,640

		1,346,283

	Real Estate Investment Trusts (REITs) — 8.5%
4,400	Agree Realty Corp.	95,832
4,083	American Campus Communities, Inc.	151,928
64,700	Anworth Mortgage Asset Corp.	439,960
45,800	Ashford Hospitality Trust, Inc.	321,516
9,100	Associated Estates Realty Corp.	140,686
5,500	BioMed Realty Trust, Inc.	91,135
4,400	CapLease, Inc.	15,884
31,800	Capstead Mortgage Corp.	366,972

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Real Estate Investment Trusts (REITs) — Continued
13,400	CBL & Associates Properties, Inc.	152,224
3,064	Colonial Properties Trust	55,642
26,675	DCT Industrial Trust, Inc.	117,103
8,700	DDR Corp.	94,830
2,900	EastGroup Properties, Inc.	110,606
5,200	Education Realty Trust, Inc.	44,668
900	Equity Lifestyle Properties, Inc.	56,430
23,200	First Industrial Realty Trust, Inc. (a)	185,600
7,900	Glimcher Realty Trust	55,932
1,450	Home Properties, Inc.	82,302
5,700	LaSalle Hotel Properties	109,440
47,609	Lexington Realty Trust	311,363
3,600	LTC Properties, Inc.	91,152
36,425	MFA Financial, Inc.	255,704
1,300	Mission West Properties, Inc.	9,867
31,800	Omega Healthcare Investors, Inc.	506,574
2,900	Parkway Properties, Inc.	31,929
14,325	Pennsylvania Real Estate Investment Trust	110,732
2,175	PS Business Parks, Inc.	107,750
2,600	Ramco-Gershenson Properties Trust	21,320
12,600	Senior Housing Properties Trust	271,404
1,300	Sun Communities, Inc.	45,747

		4,452,232

	Thrifts & Mortgage Finance — 0.7%
2,900	Dime Community Bancshares, Inc.	29,377
12,100	Doral Financial Corp. (a)	13,189
4,457	First Niagara Financial Group, Inc.	40,781
2,600	OceanFirst Financial Corp.	30,342
16,775	Ocwen Financial Corp. (a)	221,598
6,100	Trustco Bank Corp.	27,206

		362,493

	Total Financials	11,523,684

	Health Care — 12.3%
	Biotechnology — 3.5%
16,600	Achillion Pharmaceuticals, Inc. (a)	78,352
8,700	Acorda Therapeutics, Inc. (a)	173,652
5,700	Affymax, Inc. (a)	25,536
20,200	Anadys Pharmaceuticals, Inc. (a)	18,574
26,500	Ariad Pharmaceuticals, Inc. (a)	232,935
9,000	BioCryst Pharmaceuticals, Inc. (a)	24,840
7,600	BioMimetic Therapeutics, Inc. (a)	25,080
10,900	Chelsea Therapeutics International Ltd. (a)	39,785
59,100	Dynavax Technologies Corp. (a)	109,926
17,400	Halozyme Therapeutics, Inc. (a)	106,836
8,800	Immunomedics, Inc. (a)	28,160
12,400	Incyte Corp., Ltd. (a)	173,228
5,300	InterMune, Inc. (a)	107,060
4,700	Ironwood Pharmaceuticals, Inc. (a)	50,760
8,200	Medivation, Inc. (a)	139,236
11,700	Momenta Pharmaceuticals, Inc. (a)	134,550
3,200	Onyx Pharmaceuticals, Inc. (a)	96,032
35,200	Raptor Pharmaceutical Corp. (a)	158,752
16,600	Savient Pharmaceuticals, Inc. (a)	68,060
2,500	Targacept, Inc. (a)	37,500

		1,828,854

	Health Care Equipment & Supplies — 2.7%
7,900	Align Technology, Inc. (a)	119,843
12,800	Cantel Medical Corp.	270,336
10,100	DynaVox, Inc., Class A (a)	36,360
2,100	GenMark Diagnostics, Inc. (a)	12,075
3,200	Greatbatch, Inc. (a)	64,032
5,000	Integra LifeSciences Holdings Corp. (a)	178,850
10,400	Invacare Corp.	239,616
6,600	Orthofix International N.V., (Netherlands) (a)	227,766
39,300	RTI Biologics, Inc. (a)	129,297
3,500	Sirona Dental Systems, Inc. (a)	148,435

		1,426,610

	Health Care Providers & Services — 4.5%
2,800	AMERIGROUP Corp. (a)	109,228
13,830	AmSurg Corp. (a)	311,175
15,400	Five Star Quality Care, Inc. (a)	38,500
21,800	Gentiva Health Services, Inc. (a)	120,336
7,100	Hanger Orthopedic Group, Inc. (a)	134,119
13,300	Healthspring, Inc. (a)	484,918
21,085	Kindred Healthcare, Inc. (a)	181,753
25,100	Metropolitan Health Networks, Inc. (a)	113,954
7,300	Owens & Minor, Inc.	207,904
22,200	PharMerica Corp. (a)	316,794
3,200	Triple-S Management Corp., Class B (a)	53,600
1,500	US Physical Therapy, Inc.	27,780
15,000	Vanguard Health Systems, Inc. (a)	152,400
2,500	WellCare Health Plans, Inc. (a)	94,950

		2,347,411

	Health Care Technology — 0.3%
1,100	ePocrates, Inc. (a)	9,911
12,400	MedAssets, Inc. (a)	119,164

		129,075

	Life Sciences Tools & Services — 0.0% (g)
5,325	Enzo Biochem, Inc. (a)	13,685
3,200	Pacific Biosciences of California, Inc. (a)	10,272

		23,957

	Pharmaceuticals — 1.3%
12,300	Aegerion Pharmaceuticals, Inc. (a)	155,841
13,100	Cadence Pharmaceuticals, Inc. (a)	85,805
10,600	Impax Laboratories, Inc. (a)	189,846
4,200	Par Pharmaceutical Cos., Inc. (a)	111,804
2,500	Sagent Pharmaceuticals, Inc. (a)	50,600
2,300	Salix Pharmaceuticals Ltd. (a)	68,080

		661,976

	Total Health Care	6,417,883

	Industrials — 12.8%
	Aerospace & Defense — 2.5%
1,950	Ceradyne, Inc. (a)	52,436
1,200	Curtiss-Wright Corp.	34,596
5,100	Esterline Technologies Corp. (a)	264,384
39,300	GenCorp, Inc. (a)	176,457
1,868	HEICO Corp.	91,980

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Aerospace & Defense — Continued
7,100	LMI Aerospace, Inc. (a)	121,126
11,800	Triumph Group, Inc.	575,132

		1,316,111

	Air Freight & Logistics — 0.5%
7,600	Atlas Air Worldwide Holdings, Inc. (a)	253,004

	Airlines — 0.8%
6,700	Alaska Air Group, Inc. (a)	377,143
14,850	Hawaiian Holdings, Inc. (a)	62,518

		439,661

	Building Products — 0.1%
975	Gibraltar Industries, Inc. (a)	7,917
3,000	Insteel Industries, Inc.	30,210

		38,127

	Commercial Services & Supplies — 1.8%
44,600	Cenveo, Inc. (a)	134,246
23,350	Deluxe Corp.	434,310
2,400	Herman Miller, Inc.	42,864
10,800	Knoll, Inc.	147,960
2,200	Team, Inc. (a)	46,156
1,100	UniFirst Corp.	49,819
3,700	United Stationers, Inc.	100,825
150	Waste Connections, Inc.	5,073

		961,253

	Construction & Engineering — 1.1%
10,075	EMCOR Group, Inc. (a)	204,825
19,500	MasTec, Inc. (a)	343,395
3,100	Tutor Perini Corp.	35,619

		583,839

	Electrical Equipment — 1.3%
5,600	Acuity Brands, Inc.	201,824
6,500	EnerSys (a)	130,130
8,000	Regal-Beloit Corp.	363,040

		694,994

	Industrial Conglomerates — 0.1%
900	Standex International Corp.	28,017

	Machinery — 2.9%
5,200	Barnes Group, Inc.	100,100
4,500	CIRCOR International, Inc.	132,165
2,200	Columbus McKinnon Corp. (a)	24,112
12,600	EnPro Industries, Inc. (a)	373,968
15,900	Force Protection, Inc. (a)	61,215
5,900	Kadant, Inc. (a)	104,784
2,366	Robbins & Myers, Inc.	82,124
8,700	Trimas Corp. (a)	129,195
8,850	Wabtec Corp.	467,899
1,100	Watts Water Technologies, Inc., Class A	29,315

		1,504,877

	Professional Services — 0.1%
1,700	GP Strategies Corp. (a)	16,983
5,100	Kelly Services, Inc., Class A	58,140

		75,123

	Road & Rail — 0.5%
1,300	Dollar Thrifty Automotive Group, Inc. (a)	73,190
19,900	Quality Distribution, Inc. (a)	178,503

		251,693

	Trading Companies & Distributors — 0.8%
7,475	Applied Industrial Technologies, Inc.	203,021
3,000	Beacon Roofing Supply, Inc. (a)	47,970
1,600	Interline Brands, Inc. (a)	20,592
9,400	SeaCube Container Leasing Ltd.	114,022
3,000	United Rentals, Inc. (a)	50,520

		436,125

	Transportation Infrastructure — 0.3%
11,900	Wesco Aircraft Holdings, Inc. (a)	130,067

	Total Industrials	6,712,891

	Information Technology — 14.9%
	Communications Equipment — 1.8%
21,782	Arris Group, Inc. (a)	224,355
6,450	Black Box Corp.	137,707
2,800	Blue Coat Systems, Inc. (a)	38,864
3,700	Comtech Telecommunications Corp.	103,933
1,900	NETGEAR, Inc. (a)	49,191
2,000	Oplink Communications, Inc. (a)	30,280
4,600	Plantronics, Inc.	130,870
8,100	Polycom, Inc. (a)	148,797
6,900	Symmetricom, Inc. (a)	29,946
8,600	Westell Technologies, Inc., Class A (a)	18,576

		912,519

	Computers & Peripherals — 0.4%
4,200	Fusion-io, Inc. (a)	79,800
3,025	Imation Corp. (a)	22,113
2,700	Synaptics, Inc. (a)	64,530
5,300	Xyratex Ltd., (United Kingdom)	49,131

		215,574

	Electronic Equipment, Instruments & Components — 1.4%
9,100	Brightpoint, Inc. (a)	83,811
3,800	Daktronics, Inc.	32,604
4,200	DDi Corp.	30,408
1,700	FEI Co. (a)	50,932
4,300	Insight Enterprises, Inc. (a)	65,102
2,300	Littelfuse, Inc.	92,483
1,100	Measurement Specialties, Inc. (a)	28,556
6,300	Newport Corp. (a)	68,103
1,800	Plexus Corp. (a)	40,716
7,700	RadiSys Corp. (a)	47,124
5,400	SYNNEX Corp. (a)	141,480
5,800	TTM Technologies, Inc. (a)	55,158

		736,477

	Internet Software & Services — 1.2%
1,900	Demand Media, Inc. (a)	15,200
2,400	Keynote Systems, Inc.	50,712
945	Responsys, Inc. (a)	10,187
95,459	United Online, Inc.	499,251
1,200	Zillow, Inc. (a)	32,820

		608,170

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	IT Services — 1.7%
2,500	CACI International, Inc., Class A (a)	124,850
14,000	CIBER, Inc. (a)	42,420
3,125	CSG Systems International, Inc. (a)	39,500
3,275	Gartner, Inc. (a)	114,199
1,900	ManTech International Corp., Class A	59,622
1,800	MAXIMUS, Inc.	62,820
4,100	TeleTech Holdings, Inc. (a)	62,484
3,100	Unisys Corp. (a)	48,639
6,302	VeriFone Systems, Inc. (a)	220,696
3,600	Wright Express Corp. (a)	136,944

		912,174

	Semiconductors & Semiconductor Equipment — 3.8%
2,800	Alpha & Omega Semiconductor Ltd. (a)	22,988
22,275	Amkor Technology, Inc. (a)	97,119
6,200	Brooks Automation, Inc.	50,530
19,125	Cirrus Logic, Inc. (a)	281,903
19,206	Entegris, Inc. (a)	122,534
2,400	GSI Technology, Inc. (a)	11,808
47,800	GT Advanced Technologies, Inc. (a)	335,556
2,200	Integrated Silicon Solution, Inc. (a)	17,182
59,400	Kulicke & Soffa Industries, Inc. (a)	443,124
11,100	Lattice Semiconductor Corp. (a)	58,275
6,975	Micrel, Inc.	66,053
6,300	Photronics, Inc. (a)	31,374
25,200	PMC-Sierra, Inc. (a)	150,696
17,500	Skyworks Solutions, Inc. (a)	313,950

		2,003,092

	Software — 4.6%
6,584	Actuate Corp. (a)	36,344
1,900	Ariba, Inc. (a)	52,649
22,750	Aspen Technology, Inc. (a)	347,392
6,200	Ebix, Inc. (a)	91,140
18,214	JDA Software Group, Inc. (a)	426,936
13,300	Magma Design Automation, Inc. (a)	60,515
3,100	Monotype Imaging Holdings, Inc. (a)	37,603
3,500	Netscout Systems, Inc. (a)	39,970
8,040	Parametric Technology Corp. (a)	123,655
5,100	Progress Software Corp. (a)	89,505
4,700	Quest Software, Inc. (a)	74,636
1,400	Rovi Corp. (a)	60,172
4,200	SS&C Technologies Holdings, Inc. (a)	60,018
23,500	Take-Two Interactive Software, Inc. (a)	298,920
900	Tangoe, Inc. (a)	10,179
2,700	TeleCommunication Systems, Inc., Class A (a)	9,315
15,700	TeleNav, Inc. (a)	139,259
89,800	THQ, Inc. (a)	155,354
4,000	TIBCO Software, Inc. (a)	89,560
5,100	VASCO Data Security International, Inc. (a)	26,061
5,400	VirnetX Holding Corp. (a)	80,946
4,100	Websense, Inc. (a)	70,930

		2,381,059

	Total Information Technology	7,769,065

	Materials — 5.2%
	Chemicals — 2.1%
800	FutureFuel Corp.	8,320
20,000	Georgia Gulf Corp. (a)	276,600
4,900	H.B. Fuller Co.	89,278
5,300	Innophos Holdings, Inc.	211,311
1,000	Innospec, Inc. (a)	24,210
7,000	Koppers Holdings, Inc.	179,270
3,100	Kraton Performance Polymers, Inc. (a)	50,158
14,900	PolyOne Corp.	159,579
7,900	Solutia, Inc. (a)	101,515

		1,100,241

	Containers & Packaging — 0.8%
25,500	Graphic Packaging Holding Co. (a)	87,975
6,375	Rock-Tenn Co., Class A	310,335

		398,310

	Metals & Mining — 1.6%
7,000	Century Aluminum Co. (a)	62,580
11,000	Coeur d’Alene Mines Corp. (a)	235,840
5,900	Hecla Mining Co. (a)	31,624
36,000	Noranda Aluminum Holding Corp. (a)	300,600
8,400	Revett Minerals, Inc. (a)	32,424
13,800	Worthington Industries, Inc.	192,786

		855,854

	Paper & Forest Products — 0.7%
12,175	Buckeye Technologies, Inc.	293,539
1,300	Schweitzer-Mauduit International, Inc.	72,631

		366,170

	Total Materials	2,720,575

	Telecommunication Services — 1.8%
	Diversified Telecommunication Services — 1.8%
3,300	Boingo Wireless, Inc. (a)	23,595
148,600	Cincinnati Bell, Inc. (a)	459,174
5,700	Consolidated Communications Holdings, Inc.	102,885
1,400	IDT Corp., Class B	28,560
21,900	Premiere Global Services, Inc. (a)	140,598
64,700	Vonage Holdings Corp. (a)	168,220

	Total Telecommunication Services	923,032

	Utilities — 3.9%
	Electric Utilities — 2.7%
1,400	Central Vermont Public Service Corp.	49,294
10,325	El Paso Electric Co.	331,329
1,400	Empire District Electric Co. (The)	27,132
6,000	IDACORP, Inc.	226,680
26,375	Portland General Electric Co.	624,824
2,525	UniSource Energy Corp.	91,127
2,000	Westar Energy, Inc.	52,840

		1,403,226

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Gas Utilities — 1.2%
2,200	Chesapeake Utilities Corp.	88,242
2,100	Laclede Group, Inc. (The)	81,375
5,100	New Jersey Resources Corp.	217,107
500	Nicor, Inc.	27,505
1,600	Northwest Natural Gas Co.	70,560
2,900	Southwest Gas Corp.	104,893
1,800	WGL Holdings, Inc.	70,326

		660,008

	Total Utilities	2,063,234

	Total Common Stocks (Cost $49,406,110)	50,608,428

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.4%
200,000	U.S. Treasury Note, 0.750%, 11/30/11 (Cost $200,165) (k)	200,219

SHARES
Short-Term Investment — 1.0%
	Investment Company — 1.0%
528,032	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $528,032)	528,032

	Total Investments — 98.1% (Cost $50,134,307)	51,336,679
	Other Assets in Excess of Liabilities — 1.9%	970,232

	NET ASSETS — 100.0%	$52,306,911

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
7	E-mini Russell 2000	12/16/11	$449,050	$(14,365)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of September 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,883,050
Aggregate gross unrealized depreciation	(7,680,678)

Net unrealized appreciation/depreciation	$1,202,372

Federal income tax cost of investments	$50,134,307

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented in the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$51,136,460	$200,219	$—	$51,336,679
Depreciation in Other Financial Instruments
Futures Contracts	$(14,365)	$—	$—	$(14,365)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2011.

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.4%
	Consumer Discretionary — 14.7%
	Auto Components — 1.4%
39,981	Johnson Controls, Inc.	1,054,299

	Automobiles — 1.2%
44,290	General Motors Co. (a)	893,772

	Hotels, Restaurants & Leisure — 1.7%
19,750	Carnival Corp.	598,425
1,240	Darden Restaurants, Inc.	53,010
1,980	Marriott International, Inc., Class A	53,935
10,272	Yum! Brands, Inc.	507,334

		1,212,704

	Household Durables — 0.4%
6,770	Lennar Corp., Class A	91,666
290	NVR, Inc. (a)	175,154

		266,820

	Internet & Catalog Retail — 1.8%
6,040	Amazon.com, Inc. (a)	1,306,029

	Media — 4.2%
26,410	CBS Corp., Class B	538,236
41,820	Comcast Corp., Class A	874,038
2,420	DISH Network Corp., Class A (a)	60,645
53,045	Time Warner, Inc.	1,589,759

		3,062,678

	Multiline Retail — 1.0%
2,763	Kohl’s Corp.	135,663
12,550	Target Corp.	615,452

		751,115

	Specialty Retail — 1.9%
1,510	AutoZone, Inc. (a)	481,977
14,550	Home Depot, Inc.	478,259
17,280	Lowe’s Cos., Inc.	334,195
3,870	Staples, Inc.	51,471

		1,345,902

	Textiles, Apparel & Luxury Goods — 1.1%
1,720	Coach, Inc.	89,148
5,120	NIKE, Inc., Class B	437,811
2,000	V.F. Corp.	243,040

		769,999

	Total Consumer Discretionary	10,663,318

	Consumer Staples — 8.6%
	Beverages — 1.8%
17,070	Coca-Cola Co. (The)	1,153,249
2,820	PepsiCo, Inc.	174,558

		1,327,807

	Food & Staples Retailing — 0.5%
8,639	CVS Caremark Corp.	290,098
1,010	Walgreen Co.	33,219
1,330	Wal-Mart Stores, Inc.	69,027

		392,344

	Food Products — 2.4%
10,410	Campbell Soup Co.	336,972
11,888	General Mills, Inc.	457,331
28,650	Kraft Foods, Inc., Class A	962,067

		1,756,370

	Household Products — 3.2%
7,850	Colgate-Palmolive Co.	696,138
25,117	Procter & Gamble Co. (The)	1,586,892

		2,283,030

	Tobacco — 0.7%
7,510	Philip Morris International, Inc.	468,474

	Total Consumer Staples	6,228,025

	Energy — 11.3%
	Energy Equipment & Services — 2.2%
660	Cameron International Corp. (a)	27,416
1,390	Halliburton Co.	42,423
980	National Oilwell Varco, Inc.	50,196
24,628	Schlumberger Ltd.	1,471,030

		1,591,065

	Oil, Gas & Consumable Fuels — 9.1%
2,680	Anadarko Petroleum Corp.	168,974
1,538	Apache Corp.	123,409
17,230	Chevron Corp.	1,594,120
15,780	ConocoPhillips	999,190
3,447	Devon Energy Corp.	191,102
2,910	EOG Resources, Inc.	206,639
16,235	Exxon Mobil Corp.	1,179,148
5,290	Marathon Petroleum Corp.	143,147
22,012	Occidental Petroleum Corp.	1,573,858
740	Pioneer Natural Resources Co.	48,670
3,990	Southwestern Energy Co. (a)	132,987
9,980	Williams Cos., Inc. (The)	242,913

		6,604,157

	Total Energy	8,195,222

	Financials — 11.8%
	Capital Markets — 2.1%
6,656	Goldman Sachs Group, Inc. (The)	629,325
14,780	Invesco Ltd.	229,238
29,561	Morgan Stanley	399,073
3,230	State Street Corp.	103,877
12,965	TD Ameritrade Holding Corp.	190,650

		1,552,163

	Commercial Banks — 2.9%
3,300	Fifth Third Bancorp	33,330
4,160	Huntington Bancshares, Inc.	19,968
14,512	U.S. Bancorp	341,612
70,413	Wells Fargo & Co.	1,698,362

		2,093,272

	Consumer Finance — 0.6%
3,470	American Express Co.	155,803
7,840	Capital One Financial Corp.	310,699

		466,502

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Diversified Financial Services — 2.1%
88,089	Bank of America Corp.	539,105
30,054	Citigroup, Inc.	769,983
797	CME Group, Inc.	196,381

		1,505,469

	Insurance — 3.8%
7,498	ACE Ltd., (Switzerland)	454,379
5,730	Allstate Corp. (The)	135,744
3,330	Axis Capital Holdings Ltd., (Bermuda)	86,380
3,060	Berkshire Hathaway, Inc., Class B (a)	217,382
1,180	Everest Re Group Ltd., (Bermuda)	93,668
2,790	First American Financial Corp.	35,712
5,580	Hartford Financial Services Group, Inc.	90,061
23,580	MetLife, Inc.	660,476
14,784	Prudential Financial, Inc.	692,778
1,978	RenaissanceRe Holdings Ltd., (Bermuda)	126,197
8,290	XL Group plc, (Ireland)	155,852

		2,748,629

	Real Estate Investment Trusts (REITs) — 0.3%
5,530	HCP, Inc.	193,882

	Total Financials	8,559,917

	Health Care — 13.2%
	Biotechnology — 2.1%
8,420	Biogen Idec, Inc. (a)	784,323
10,559	Celgene Corp. (a)	653,813
6,240	Dendreon Corp. (a)	56,160

		1,494,296

	Health Care Equipment & Supplies — 1.9%
4,570	Becton, Dickinson & Co.	335,072
16,509	Covidien plc, (Ireland)	728,047
8,130	St. Jude Medical, Inc.	294,225

		1,357,344

	Health Care Providers & Services — 3.0%
750	Aetna, Inc.	27,262
14,760	Cardinal Health, Inc.	618,149
7,660	Humana, Inc.	557,112
4,220	McKesson Corp.	306,794
15,040	UnitedHealth Group, Inc.	693,645

		2,202,962

	Life Sciences Tools & Services — 0.1%
1,530	Thermo Fisher Scientific, Inc. (a)	77,479

	Pharmaceuticals — 6.1%
15,912	Abbott Laboratories	813,740
9,590	Johnson & Johnson	610,979
59,922	Merck & Co., Inc.	1,960,049
2,700	Mylan, Inc. (a)	45,900
51,722	Pfizer, Inc.	914,445
3,230	Teva Pharmaceutical Industries Ltd., (Israel), ADR	120,220

		4,465,333

	Total Health Care	9,597,414

	Industrials — 8.9%
	Aerospace & Defense — 2.6%
14,210	Honeywell International, Inc.	623,961
1,400	Textron, Inc.	24,696
17,355	United Technologies Corp.	1,221,098

		1,869,755

	Construction & Engineering — 0.5%
7,280	Fluor Corp.	338,884

	Electrical Equipment — 1.1%
1,680	Cooper Industries plc	77,482
17,800	Emerson Electric Co.	735,318

		812,800

	Industrial Conglomerates — 1.9%
3,830	3M Co.	274,955
36,670	General Electric Co.	558,851
13,240	Tyco International Ltd., (Switzerland)	539,530

		1,373,336

	Machinery — 0.9%
20,643	PACCAR, Inc.	698,146

	Road & Rail — 1.9%
13,530	CSX Corp.	252,605
15,998	Norfolk Southern Corp.	976,198
1,950	Union Pacific Corp.	159,257

		1,388,060

	Total Industrials	6,480,981

	Information Technology — 19.1%
	Communications Equipment — 3.0%
75,263	Cisco Systems, Inc.	1,165,824
15,423	Juniper Networks, Inc. (a)	266,201
15,254	QUALCOMM, Inc.	741,802

		2,173,827

	Computers & Peripherals — 6.3%
9,988	Apple, Inc. (a)	3,807,226
12,510	EMC Corp. (a)	262,585
11,070	Hewlett-Packard Co.	248,521
4,420	NetApp, Inc. (a)	150,015
2,030	SanDisk Corp. (a)	81,910

		4,550,257

	Electronic Equipment, Instruments & Components — 0.1%
1,820	TE Connectivity Ltd., (Switzerland)	51,215

	Internet Software & Services — 0.6%
902	Google, Inc., Class A (a)	463,971

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	IT Services — 2.0%
7,700	Cognizant Technology Solutions Corp., Class A (a)	482,790
3,660	Genpact Ltd., (Bermuda) (a)	52,667
1,921	International Business Machines Corp.	336,233
1,480	MasterCard, Inc., Class A	469,397
4,190	VeriFone Systems, Inc. (a)	146,734

		1,487,821

	Semiconductors & Semiconductor Equipment — 2.2%
6,430	Altera Corp.	202,738
4,010	Analog Devices, Inc.	125,312
12,030	Broadcom Corp., Class A (a)	400,479
10,160	Freescale Semiconductor Holdings I Ltd. (a)	112,065
9,280	Lam Research Corp. (a)	352,454
2,800	Novellus Systems, Inc. (a)	76,328
11,999	Xilinx, Inc.	329,253

		1,598,629

	Software — 4.9%
4,740	Adobe Systems, Inc. (a)	114,566
1,750	Citrix Systems, Inc. (a)	95,427
78,203	Microsoft Corp.	1,946,473
48,360	Oracle Corp.	1,389,866

		3,546,332

	Total Information Technology	13,872,052

	Materials — 2.8%
	Chemicals — 2.1%
8,100	Air Products & Chemicals, Inc.	618,597
2,536	Dow Chemical Co. (The)	56,959
13,020	E.I. du Pont de Nemours & Co.	520,409
6,104	Georgia Gulf Corp. (a)	84,418
4,070	Monsanto Co.	244,363

		1,524,746

	Containers & Packaging — 0.2%
3,130	Crown Holdings, Inc. (a)	95,809

	Metals & Mining — 0.5%
24,450	Alcoa, Inc.	233,987
4,800	Freeport-McMoRan Copper & Gold, Inc.	146,160

		380,147

	Total Materials	2,000,702

	Telecommunication Services — 3.3%
	Diversified Telecommunication Services — 2.9%
28,750	AT&T, Inc.	819,950
34,323	Verizon Communications, Inc.	1,263,086

		2,083,036

	Wireless Telecommunication Services — 0.4%
1,920	American Tower Corp., Class A (a)	103,296
60,820	Sprint Nextel Corp. (a)	184,893

		288,189

	Total Telecommunication Services	2,371,225

	Utilities — 3.7%
	Electric Utilities — 1.5%
5,840	American Electric Power Co., Inc.	222,037
4,720	Exelon Corp.	201,119
10,620	NextEra Energy, Inc.	573,692
3,210	Northeast Utilities	108,017

		1,104,865

	Gas Utilities — 0.3%
4,690	AGL Resources, Inc.	191,071

	Independent Power Producers & Energy Traders — 0.1%
3,920	Calpine Corp. (a)	55,193

	Multi-Utilities — 1.8%
10,830	CenterPoint Energy, Inc.	212,484
4,720	CMS Energy Corp.	93,409
5,420	Dominion Resources, Inc.	275,173
11,120	Public Service Enterprise Group, Inc.	371,074
6,561	Sempra Energy	337,892

		1,290,032

	Total Utilities	2,641,161

	Total Common Stocks (Cost $75,033,860)	70,610,017

Short-Term Investment — 2.7%
	Investment Company — 2.7%
1,998,427	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) (Cost $1,998,427)	1,998,427

	Total Investments — 100.1% (Cost $77,032,287)	72,608,444
	Liabilities in Excess of Other Assets — (0.1)%	(92,117)

	NET ASSETS — 100.0%	$72,516,327

Percentages indicated are based on net assets.

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 09/30/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
10	E-mini S&P 500	12/16/11	$563,000	$(7,260)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of September 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,352,058
Aggregate gross unrealized depreciation	(8,775,901)

Net unrealized appreciation/depreciation	$(4,423,843)

Federal income tax cost of investments	$77,032,287

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented in the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$72,488,224	$120,220	$—	$72,608,444
Depreciation in Other Financial Instruments
Futures Contracts	$(7,260)	$—	$—	$(7,260)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of an ADR, the reported value of which is an evaluated price. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2011.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Insurance Trust

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
November 28, 2011

By:	/s/	Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
November 28, 2011